UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-02178
MFS SERIES TRUST XII
(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)
Christopher R. Bohane
Massachusetts Financial Services Company
111 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agents for service)
Registrant's telephone number, including area code:
(617) 954-5000
Date of fiscal year end:
April 30
Date of reporting period:
October 31, 2024
ITEM 1.  REPORTS TO STOCKHOLDERS.
Item 1(a):

MFS® Lifetime® 2025 Fund
Class A-LTTAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25A-SEM

MFS® Lifetime® 2025 Fund
Class B-LTTBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25B-SEM

MFS® Lifetime® 2025 Fund
Class C-LTTCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25C-SEM

MFS® Lifetime® 2025 Fund
Class I-LTTIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25I-SEM

MFS® Lifetime® 2025 Fund
Class R1-LTTRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R1-SEM

MFS® Lifetime® 2025 Fund
Class R2-LTTSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R2-SEM

MFS® Lifetime® 2025 Fund
Class R3-LTTTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R3-SEM

MFS® Lifetime® 2025 Fund
Class R4-LTTUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R4-SEM

MFS® Lifetime® 2025 Fund
Class R6-LTTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2025 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	376,138,028	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	18.4%
MFS Limited Maturity Fund	18.3%
MFS Inflation-Adjusted Bond Fund	9.9%
MFS Government Securities Fund	9.3%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.2%
MFS Institutional Money Market Portfolio	2.8%
MFS Blended Research International Equity Fund	2.7%
MFS High Income Fund	2.4%
MFS Blended Research Value Equity Fund	2.2%
MFS Value Fund	2.2%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.9%
MFS Blended Research Growth Equity Fund	1.8%
MFS Research Fund	1.8%
MFS Growth Fund	1.8%
MFS Mid Cap Value Fund	1.6%
MFS Mid Cap Growth Fund	1.6%
MFS Research International Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	1.2%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS International Intrinsic Value Fund	0.6%
MFS International Growth Fund	0.6%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L25R6-SEM

MFS® Lifetime® 2030 Fund
Class A-MLTAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3A-SEM

MFS® Lifetime® 2030 Fund
Class B-MLTBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3B-SEM

MFS® Lifetime® 2030 Fund
Class C-MLTCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3C-SEM

MFS® Lifetime® 2030 Fund
Class I-MLTIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3I-SEM

MFS® Lifetime® 2030 Fund
Class R1-MLTEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R1-SEM

MFS® Lifetime® 2030 Fund
Class R2-MLTGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R2-SEM

MFS® Lifetime® 2030 Fund
Class R3-MLTHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R3-SEM

MFS® Lifetime® 2030 Fund
Class R4-MLTJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R4-SEM

MFS® Lifetime® 2030 Fund
Class R6-MLTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2030 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	768,229,768	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Total Return Bond Fund	13.1%
MFS Inflation-Adjusted Bond Fund	9.3%
MFS Government Securities Fund	9.3%
MFS Limited Maturity Fund	8.0%
MFS Global Opportunistic Bond Fund	6.6%
MFS Blended Research Mid Cap Equity Fund	4.7%
MFS Blended Research International Equity Fund	4.3%
MFS High Income Fund	4.0%
MFS Blended Research Value Equity Fund	3.2%
MFS Value Fund	3.2%
MFS Institutional Money Market Portfolio	3.0%
MFS Blended Research Growth Equity Fund	2.9%
MFS Blended Research Core Equity Fund	2.9%
MFS Research Fund	2.8%
MFS Growth Fund	2.8%
MFS Mid Cap Value Fund	2.3%
MFS Mid Cap Growth Fund	2.3%
MFS Emerging Markets Debt Fund	2.2%
MFS Commodity Strategy Fund	2.2%
MFS Research International Fund	2.1%
MFS Global Real Estate Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS Blended Research Small Cap Equity Fund	1.1%
MFS International Intrinsic Value Fund	1.1%
MFS International Growth Fund	1.1%
MFS New Discovery Fund	0.6%
MFS New Discovery Value Fund	0.6%
MFS International New Discovery Fund	0.2%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML3R6-SEM

MFS® Lifetime® 2035 Fund
Class A-LFEAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35A-SEM

MFS® Lifetime® 2035 Fund
Class B-LFEBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35B-SEM

MFS® Lifetime® 2035 Fund
Class C-LFECX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35C-SEM

MFS® Lifetime® 2035 Fund
Class I-LFEDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35I-SEM

MFS® Lifetime® 2035 Fund
Class R1-LFERX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R1-SEM

MFS® Lifetime® 2035 Fund
Class R2-LFESX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R2-SEM

MFS® Lifetime® 2035 Fund
Class R3-LFETX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R3-SEM

MFS® Lifetime® 2035 Fund
Class R4-LFEUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R4-SEM

MFS® Lifetime® 2035 Fund
Class R6-LFEKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2035 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	608,746,089	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	29
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	7.6%
MFS Government Securities Fund	7.3%
MFS Total Return Bond Fund	7.0%
MFS Inflation-Adjusted Bond Fund	6.5%
MFS Blended Research International Equity Fund	6.4%
MFS Global Opportunistic Bond Fund	4.5%
MFS Blended Research Value Equity Fund	4.3%
MFS Value Fund	4.2%
MFS High Income Fund	4.0%
MFS Blended Research Growth Equity Fund	3.9%
MFS Blended Research Core Equity Fund	3.9%
MFS Research Fund	3.9%
MFS Growth Fund	3.9%
MFS Mid Cap Value Fund	3.8%
MFS Mid Cap Growth Fund	3.7%
MFS Commodity Strategy Fund	3.2%
MFS Global Real Estate Fund	3.1%
MFS Research International Fund	3.0%
MFS Emerging Markets Debt Fund	3.0%
MFS Institutional Money Market Portfolio	2.8%
MFS Emerging Markets Debt Local Currency Fund	2.0%
MFS International Growth Fund	1.7%
MFS International Intrinsic Value Fund	1.7%
MFS Blended Research Small Cap Equity Fund	1.6%
MFS International New Discovery Fund	1.2%
MFS New Discovery Fund	0.8%
MFS New Discovery Value Fund	0.8%
MFS Emerging Markets Equity Fund	0.1%
MFS Blended Research Emerging Markets Equity Fund	0.1%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L35R6-SEM

MFS® Lifetime® 2040 Fund
Class A-MLFAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4A-SEM

MFS® Lifetime® 2040 Fund
Class B-MLFBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4B-SEM

MFS® Lifetime® 2040 Fund
Class C-MLFCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4C-SEM

MFS® Lifetime® 2040 Fund
Class I-MLFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4I-SEM

MFS® Lifetime® 2040 Fund
Class R1-MLFEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R1-SEM

MFS® Lifetime® 2040 Fund
Class R2-MLFGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R2-SEM

MFS® Lifetime® 2040 Fund
Class R3-MLFHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R3-SEM

MFS® Lifetime® 2040 Fund
Class R4-MLFJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R4-SEM

MFS® Lifetime® 2040 Fund
Class R6-MLFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2040 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	779,644,550	Portfolio Turnover Rate (%):	3
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research Mid Cap Equity Fund	9.2%
MFS Blended Research International Equity Fund	8.6%
MFS Blended Research Value Equity Fund	5.1%
MFS Value Fund	5.1%
MFS Blended Research Growth Equity Fund	4.7%
MFS Inflation-Adjusted Bond Fund	4.7%
MFS Growth Fund	4.7%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Mid Cap Value Fund	4.6%
MFS Mid Cap Growth Fund	4.5%
MFS Commodity Strategy Fund	4.1%
MFS Global Real Estate Fund	4.0%
MFS High Income Fund	3.6%
MFS Research International Fund	3.5%
MFS Emerging Markets Debt Fund	2.7%
MFS Global Opportunistic Bond Fund	2.7%
MFS International Intrinsic Value Fund	2.6%
MFS International Growth Fund	2.6%
MFS Total Return Bond Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS International New Discovery Fund	2.2%
MFS Blended Research Small Cap Equity Fund	2.1%
MFS Emerging Markets Debt Local Currency Fund	1.8%
MFS New Discovery Fund	1.0%
MFS New Discovery Value Fund	1.0%
MFS Emerging Markets Equity Fund	0.5%
MFS Blended Research Emerging Markets Equity Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML4R6-SEM

MFS® Lifetime® 2045 Fund
Class A-LTMAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45A-SEM

MFS® Lifetime® 2045 Fund
Class B-LTMBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45B-SEM

MFS® Lifetime® 2045 Fund
Class C-LTMDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45C-SEM

MFS® Lifetime® 2045 Fund
Class I-LTMKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45I-SEM

MFS® Lifetime® 2045 Fund
Class R1-LTMRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R1-SEM

MFS® Lifetime® 2045 Fund
Class R2-LTMSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R2-SEM

MFS® Lifetime® 2045 Fund
Class R3-LTMTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R3-SEM

MFS® Lifetime® 2045 Fund
Class R4-LTMUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R4-SEM

MFS® Lifetime® 2045 Fund
Class R6-LTMLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2045 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	524,716,460	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	28
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	9.8%
MFS Blended Research Mid Cap Equity Fund	9.7%
MFS Blended Research Value Equity Fund	5.3%
MFS Value Fund	5.3%
MFS Blended Research Growth Equity Fund	5.0%
MFS Growth Fund	4.9%
MFS Mid Cap Value Fund	4.9%
MFS Mid Cap Growth Fund	4.8%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Commodity Strategy Fund	4.6%
MFS Global Real Estate Fund	4.5%
MFS Research International Fund	3.7%
MFS Inflation-Adjusted Bond Fund	3.4%
MFS International New Discovery Fund	3.1%
MFS International Intrinsic Value Fund	3.1%
MFS International Growth Fund	3.1%
MFS Blended Research Small Cap Equity Fund	2.3%
MFS Institutional Money Market Portfolio	2.2%
MFS Total Return Bond Fund	2.1%
MFS High Income Fund	1.6%
MFS Emerging Markets Debt Fund	1.2%
MFS Global Opportunistic Bond Fund	1.2%
MFS New Discovery Fund	1.2%
MFS New Discovery Value Fund	1.2%
MFS Emerging Markets Debt Local Currency Fund	0.8%
MFS Emerging Markets Equity Fund	0.8%
MFS Blended Research Emerging Markets Equity Fund	0.8%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L45R6-SEM

MFS® Lifetime® 2050 Fund
Class A-MFFSX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5A-SEM

MFS® Lifetime® 2050 Fund
Class B-MFFRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5B-SEM

MFS® Lifetime® 2050 Fund
Class C-MFFDX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5C-SEM

MFS® Lifetime® 2050 Fund
Class I-MFFIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5I-SEM

MFS® Lifetime® 2050 Fund
Class R1-MFFMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R1-SEM

MFS® Lifetime® 2050 Fund
Class R2-MFFNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R2-SEM

MFS® Lifetime® 2050 Fund
Class R3-MFFOX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R3-SEM

MFS® Lifetime® 2050 Fund
Class R4-MFFPX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R4-SEM

MFS® Lifetime® 2050 Fund
Class R6-MFFKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2050 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	563,796,334	Portfolio Turnover Rate (%):	4
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.7%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.4%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.4%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML5R6-SEM

MFS® Lifetime® 2055 Fund
Class A-LFIAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55A-SEM

MFS® Lifetime® 2055 Fund
Class B-LFIBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55B-SEM

MFS® Lifetime® 2055 Fund
Class C-LFICX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55C-SEM

MFS® Lifetime® 2055 Fund
Class I-LFIIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55I-SEM

MFS® Lifetime® 2055 Fund
Class R1-LFIRX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R1-SEM

MFS® Lifetime® 2055 Fund
Class R2-LFISX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R2-SEM

MFS® Lifetime® 2055 Fund
Class R3-LFITX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R3-SEM

MFS® Lifetime® 2055 Fund
Class R4-LFIUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R4-SEM

MFS® Lifetime® 2055 Fund
Class R6-LFIKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2055 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	371,452,215	Portfolio Turnover Rate (%):	5
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.0%
MFS Blended Research Mid Cap Equity Fund	10.0%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.0%
MFS Research International Fund	3.9%
MFS International Growth Fund	3.5%
MFS International Intrinsic Value Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L55R6-SEM

MFS® Lifetime® 2060 Fund
Class A-MFJAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6A-SEM

MFS® Lifetime® 2060 Fund
Class B-MFJBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2024 through October 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment” and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $53 and 1.00%, respectively.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6B-SEM

MFS® Lifetime® 2060 Fund
Class C-MFJCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$53	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6C-SEM

MFS® Lifetime® 2060 Fund
Class I-MFJIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6I-SEM

MFS® Lifetime® 2060 Fund
Class R1-MFJEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
For the period from May 1, 2024 through October 31, 2024, the distribution fee was not imposed. Had the distribution fee been imposed throughout the entire period, the “Costs of a $10,000 investment" and the “Costs paid as a percentage of a $10,000 investment (annualized)” would have been approximately $53 and 1.00%, respectively.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R1-SEM

MFS® Lifetime® 2060 Fund
Class R2-MFJGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R2-SEM

MFS® Lifetime® 2060 Fund
Class R3-MFJTX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R3-SEM

MFS® Lifetime® 2060 Fund
Class R4-MFJUX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R4-SEM

MFS® Lifetime® 2060 Fund
Class R6-MFJKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2060 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	205,348,531	Portfolio Turnover Rate (%):	9
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	10.8%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Blended Research Value Equity Fund	5.5%
MFS Value Fund	5.5%
MFS Blended Research Growth Equity Fund	5.2%
MFS Growth Fund	5.1%
MFS Mid Cap Value Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Commodity Strategy Fund	5.0%
MFS Global Real Estate Fund	4.9%
MFS Blended Research Core Equity Fund	4.7%
MFS Research Fund	4.6%
MFS Research International Fund	3.9%
MFS International New Discovery Fund	3.9%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Inflation-Adjusted Bond Fund	2.5%
MFS Institutional Money Market Portfolio	2.3%
MFS Total Return Bond Fund	1.9%
MFS New Discovery Fund	1.3%
MFS New Discovery Value Fund	1.3%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
ML6R6-SEM

MFS® Lifetime® 2065 Fund
Class A-LFTFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$12	0.22%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65A-SEM

MFS® Lifetime® 2065 Fund
Class C-LFTGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$51	0.97%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65C-SEM

MFS® Lifetime® 2065 Fund
Class I-LFTHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65I-SEM

MFS® Lifetime® 2065 Fund
Class R1-LFTJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$51	0.97%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R1-SEM

MFS® Lifetime® 2065 Fund
Class R2-LFTKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1-800-225-2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$25	0.47%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R2-SEM

MFS® Lifetime® 2065 Fund
Class R3-LFTLX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$12	0.22%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R3-SEM

MFS® Lifetime® 2065 Fund
Class R4-LFTMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R4-SEM

MFS® Lifetime® 2065 Fund
Class R6-LFTNX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime 2065 Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	24,586,389	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	24
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Blended Research International Equity Fund	11.1%
MFS Blended Research Mid Cap Equity Fund	10.1%
MFS Value Fund	5.6%
MFS Blended Research Value Equity Fund	5.6%
MFS Blended Research Growth Equity Fund	5.1%
MFS Growth Fund	5.1%
MFS Commodity Strategy Fund	5.1%
MFS Mid Cap Value Fund	5.1%
MFS Global Real Estate Fund	5.0%
MFS Mid Cap Growth Fund	5.0%
MFS Blended Research Core Equity Fund	4.6%
MFS Research Fund	4.6%
MFS International New Discovery Fund	4.1%
MFS Research International Fund	4.1%
MFS International Intrinsic Value Fund	3.5%
MFS International Growth Fund	3.5%
MFS Inflation-Adjusted Bond Fund	2.6%
MFS Blended Research Small Cap Equity Fund	2.5%
MFS Total Return Bond Fund	2.0%
MFS New Discovery Value Fund	1.3%
MFS New Discovery Fund	1.3%
MFS Institutional Money Market Portfolio	1.1%
MFS Emerging Markets Equity Fund	1.0%
MFS Blended Research Emerging Markets Equity Fund	1.0%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
L65R6-SEM

MFS® Lifetime® Income Fund
Class A-MLLAX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTA-SEM

MFS® Lifetime® Income Fund
Class B-MLLBX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTB-SEM

MFS® Lifetime® Income Fund
Class C-MLLCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTC-SEM

MFS® Lifetime® Income Fund
Class I-MLLIX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTI-SEM

MFS® Lifetime® Income Fund
Class R1-MLLEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$52	1.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR1-SEM

MFS® Lifetime® Income Fund
Class R2-MLLGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$26	0.50%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR2-SEM

MFS® Lifetime® Income Fund
Class R3-MLLHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$13	0.25%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR3-SEM

MFS® Lifetime® Income Fund
Class R4-MLLJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR4-SEM

MFS® Lifetime® Income Fund
Class R6-MLLKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Lifetime Income Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$0	0.00%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	595,613,200	Portfolio Turnover Rate (%):	2
Total Number of Holdings:	27
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio allocation
Portfolio holdings
MFS Limited Maturity Fund	20.2%
MFS Total Return Bond Fund	19.4%
MFS Inflation-Adjusted Bond Fund	10.0%
MFS Government Securities Fund	9.4%
MFS Global Opportunistic Bond Fund	7.0%
MFS Blended Research Mid Cap Equity Fund	3.0%
MFS Institutional Money Market Portfolio	2.7%
MFS Blended Research International Equity Fund	2.4%
MFS High Income Fund	2.0%
MFS Blended Research Value Equity Fund	2.0%
MFS Value Fund	2.0%
MFS Commodity Strategy Fund	2.0%
MFS Global Real Estate Fund	1.9%
MFS Blended Research Core Equity Fund	1.7%
MFS Research Fund	1.6%
MFS Blended Research Growth Equity Fund	1.6%
MFS Growth Fund	1.6%
MFS Mid Cap Value Fund	1.5%
MFS Mid Cap Growth Fund	1.5%
MFS Research International Fund	1.5%
MFS Blended Research Small Cap Equity Fund	1.0%
MFS Emerging Markets Debt Fund	1.0%
MFS Emerging Markets Debt Local Currency Fund	1.0%
MFS New Discovery Fund	0.5%
MFS New Discovery Value Fund	0.5%
MFS International Intrinsic Value Fund	0.5%
MFS International Growth Fund	0.5%
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
LRTR6-SEM

MFS® Core Bond Fund
Class A-MCBEX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$32	0.61%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBA-SEM

MFS® Core Bond Fund
Class C-MCBCX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$70	1.36%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBC-SEM

MFS® Core Bond Fund
Class I-MCBFX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$19	0.36%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBI-SEM

MFS® Core Bond Fund
Class R1-MCBGX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$70	1.36%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR1-SEM

MFS® Core Bond Fund
Class R2-MCBHX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$44	0.86%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR2-SEM

MFS® Core Bond Fund
Class R3-MCBJX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$32	0.61%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR3-SEM

MFS® Core Bond Fund
Class R4-MCBKX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$19	0.37%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR4-SEM

MFS® Core Bond Fund
Class R6-MCBMX
Semiannual Shareholder Report
This semiannual shareholder report contains important information about MFS Core Bond Fund for the period of May 1, 2024 to October 31, 2024. You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$17	0.33%
FUND STATISTICS AS OF 10/31/24
Net Assets ($):	30,792,124	Average Effective Maturity (yrs):	7.7
Total Number of Holdings:	307	Average Effective Duration (yrs):	6.1
Portfolio Turnover Rate (%):	83
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 10/31/24)
Portfolio structure
Fixed Income	95.3%
Money Market Funds	4.7%
Composition including fixed income credit quality
AAA	13.0%
AA	5.6%
A	12.8%
BBB	18.0%
U.S. Government	17.6%
Federal Agencies	28.3%
Money Market Funds	4.7%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
ADDITIONAL INFORMATION
You can find the fund’s summary prospectus, prospectus, most recent annual and semiannual reports, financial information, portfolio holdings, and statement of additional information online at funds.mfs.com. Proxy voting information is available without charge by calling 1‑800‑225‑2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s website at http://www.sec.gov.
IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER MATERIALS
The fund produces financial annual and semiannual reports and updates its summary prospectus and prospectus annually. To avoid sending duplicate copies of materials to households, only one copy of the fund's annual and semiannual report and summary prospectus may be mailed to shareholders having the same last name and residential address on the fund's records. However, any shareholder may contact the fund at 1-800-225-2606 or the shareholder's financial intermediary to request that copies of these reports and summary prospectuses be sent personally to that shareholder.
MCBR6-SEM

Item 1(b):

Not applicable.

ITEM 2.  CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included in the financial statements of such series under Item 7 of this Form N-CSR.

MFS Core Bond Fund
ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Core Bond Fund
Portfolio of Investments − 10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 98.4%
Asset-Backed & Securitized – 19.3%
ACRES 2021-FL2 Issuer Ltd., “C”, FLR, 7.545% ((SOFR - 1mo. + 0.11448%) + 2.65%), 1/15/2037 (n)	$200,000	$ 197,181
AmeriCredit Automobile Receivables Trust, 2024-1, “A2A”, 5.75%, 2/18/2028	37,000	37,150
Angel Oak Mortgage Trust, 2024-10, “A1”, 5.348%, 10/25/2069 (n)	104,721	104,027
Angel Oak Mortgage Trust, 2024-9, “A1”, 5.138%, 9/25/2069 (n)	61,385	60,930
Arbor Realty Trust, Inc., CLO, 2021-FL3, “B”, FLR, 6.518% ((SOFR - 1mo. + 0.11448%) + 1.6%), 8/15/2034 (n)	200,000	198,605
ARI Fleet Lease Trust, 2023-B, “A2”, 6.05%, 7/15/2032 (n)	85,413	86,269
Bain Capital Credit CLO Ltd., 2020-3A, “BRR”, FLR, 6.226% (SOFR - 3mo. + 1.6%), 10/23/2034 (n)	200,000	200,035
BDS 2021-FL10 Ltd., “A”, FLR, 5.944% ((SOFR - 1mo. + 0.11448%) + 1.07%), 6/16/2036 (n)	41,565	41,496
Benchmark 2023-V3 Mortgage Trust, “A3”, 6.363%, 7/15/2056	10,878	11,325
BSPRT 2021-FL6 Issuer Ltd., “C”, FLR, 6.968% ((SOFR - 1mo. + 0.11448%) + 2.05%), 3/15/2036 (n)	100,000	97,176
Business Jet Securities LLC, 2024-1A, “A”, 6.197%, 5/15/2039 (n)	92,211	93,259
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)	62,413	62,760
Colt Funding LLC, 2024-5, “A1”, 5.123%, 8/25/2069 (n)	99,767	99,050
Commercial Mortgage Pass-Through Certificates, 2023-BNK46, “A4”, 5.745%, 8/15/2056	145,414	151,845
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	250,000	248,598
Consumers 2023 Securitization Funding LLC, 5.55%, 3/01/2028	33,863	34,178
Dryden Senior Loan Fund, 2019-68A, “BR”, CLO, FLR, 6.618% ((SOFR - 3mo. + 0.26161%) + 1.7%), 7/15/2035 (n)	250,000	250,211
Dryden Senior Loan Fund, 2022-113A, “AR2”, CLO, FLR, 5.867% (SOFR - 3mo. + 1.25%), 10/15/2037 (n)	250,000	250,000
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	5,090	5,091
ELM Trust, 2024-ELM, “B10”, 5.995%, 6/10/2039 (n)	100,000	100,993
Empire District Bondco LLC, 4.943%, 1/01/2033	41,000	40,963
Enterprise Fleet Financing 2024-4 LLC, “A2”, 4.69%, 7/20/2027 (n)	50,000	50,002
Enterprise Fleet Financing LLC, 2023-1, “A2”, 5.51%, 1/22/2029 (n)	34,402	34,563
GLS Auto Select Receivables Trust, 2023-1A, “A2”, 6.27%, 8/16/2027 (n)	25,196	25,339
JPMBB Commercial Mortgage Securities Trust, 2014-C26, “A4”, 3.494%, 1/15/2048	54,107	53,984
KREF 2018-FT1 Ltd., “A”, FLR, 5.965% ((SOFR - 1mo. + 0.11448%) + 1.07%), 2/15/2039 (n)	189,766	188,367
Kubota Credit Owner Trust, 2023-2A, “A2”, 5.61%, 7/15/2026 (n)	56,707	56,867
LoanCore 2021-CRE5 Ltd., “B”, FLR, 6.918% ((SOFR - 1mo. + 0.11448%) + 2.0%), 7/15/2036 (n)	100,000	98,945
MF1 2021-FL7 Ltd., “AS”, FLR, 6.324% ((SOFR - 1mo. + 0.11448%) + 1.45%), 10/16/2036 (n)	250,000	246,790
MF1 2022-FL10 Ltd., “AS”, FLR, 7.946% (SOFR - 1mo. + 3.187%), 9/17/2037 (n)	250,000	251,030
MF1 2022-FL8 Ltd., “B”, FLR, 6.709% (SOFR - 30 day + 1.95%), 2/19/2037 (n)	100,000	98,386
MF1 2023-FL12 LLC, FLR, “A”, 6.825% (SOFR - 1mo. + 2.066%), 10/19/2038 (n)	128,500	128,861
MF1 2024-FL16 Ltd., “A”, FLR, 6.291% (SOFR - 1mo. + 1.541%), 11/18/2029 (n)	154,790	154,451
MF1 2024-FL5 Ltd., “AS”, FLR, 6.821% (SOFR - 1mo. + 2.04%), 8/18/2041 (n)	100,000	99,937
MSWF Commercial Mortgage Trust, 2023-2, “A5”, 6.014%, 12/15/2056	69,165	73,726
Nissan Master Owner Trust, 2024-A, “A”, FLR, 5.68% (SOFR - 1mo. + 0.67%), 2/15/2028 (n)	100,000	100,125
OBX Trust, 2024-NQM10, “A2”, 6.332%, 5/25/2064 (n)	93,016	93,677
OBX Trust, 2024-NQM15, “A1”, 5.316%, 10/25/2064 (n)	100,000	99,617
OneMain Financial Issuance Trust, 2022-3A, “A”, 5.94%, 5/15/2034 (n)	89,000	89,646
Palmer Square Loan Funding 2020-2A Ltd., “A1”, FLR, 6.19% ((SOFR - 3mo. + 0.26161%) + 0.8%), 5/20/2029 (n)	10,071	10,069
Palmer Square Loan Funding 2024-3A Ltd., “A-2”, FLR, 6.811% (SOFR - 3mo. + 1.65%), 8/08/2032 (n)	250,000	250,436
PFP III 2024-11 Ltd., “11A”, 6.651% (SOFR - 1mo. + 1.83239%), 9/17/2039 (n)	160,977	161,349
Ready Capital Mortgage Financing LLC, 2022-FL9, FLR, 7.849% (SOFR - 1mo. + 3.111%), 6/25/2037 (n)	250,000	250,000
SBNA Auto Lease Trust, 2024-C, “A2”, 4.94%, 11/20/2026 (n)	11,000	11,000
Venture CLO 43 Ltd., 2021-43A, “BR”, FLR, 6.506% (SOFR - 3mo. + 1.85%), 4/15/2034 (n)	150,000	150,141
Verus Securitization Trust, 2024-8, “A1”, 5.364%, 10/25/2069 (n)	100,000	99,758
Virginia Power Fuel Securitization LLC, 5.088%, 5/01/2027	45,000	45,238
Wells Fargo Commercial Mortgage Trust, 2015-C28, “A4”, 3.54%, 5/15/2048	250,000	247,895
Wells Fargo Commercial Mortgage Trust, 2015-NXS1, “A5”, 3.148%, 5/15/2048	250,000	247,864
MCBFS-SEM
1

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Wells Fargo Commercial Mortgage Trust, 2017-RB1, “A5”, 3.635%, 3/15/2050	$175,000	$ 166,728
		$5,955,933
Automotive – 0.5%
Stellantis Finance US, Inc., 2.691%, 9/15/2031 (n)	$200,000	$ 164,806
Broadcasting – 0.6%
Walt Disney Co., 3.5%, 5/13/2040	$68,000	$ 55,097
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	161,000	121,268
		$176,365
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp., 5.853% to 5/19/2033, FLR (SOFR - 1 day + 2.5%) to 5/19/2034	$198,000	$ 206,024
Intercontinental Exchange, Inc., 2.1%, 6/15/2030	103,000	89,421
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	43,000	42,166
LPL Holdings, Inc., 6.75%, 11/17/2028	11,000	11,594
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	178,000	164,567
		$513,772
Building – 0.3%
Masco Corp., 2%, 2/15/2031	$117,000	$ 98,772
Business Services – 1.4%
Equinix, Inc., 1.8%, 7/15/2027	$83,000	$ 76,999
Equinix, Inc., 2.5%, 5/15/2031	69,000	59,544
Fiserv, Inc., 2.65%, 6/01/2030	88,000	78,224
Global Payments, Inc., 1.2%, 3/01/2026	87,000	82,993
Global Payments, Inc., 2.9%, 11/15/2031	77,000	66,527
Verisk Analytics, Inc., 5.75%, 4/01/2033	70,000	73,374
		$437,661
Cable TV – 0.9%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$69,000	$ 69,027
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	98,000	80,107
Cox Communications, Inc., 1.8%, 10/01/2030 (n)	88,000	72,430
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	58,000	65,105
		$286,669
Computer Software – 0.3%
Oracle Corp., 4.9%, 2/06/2033	$22,000	$ 21,706
Roper Technologies, Inc., 2%, 6/30/2030	89,000	76,163
		$97,869
Conglomerates – 0.4%
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	$129,000	$ 127,477
Consumer Products – 0.2%
Kenvue, Inc., 4.9%, 3/22/2033	$60,000	$ 60,013
Consumer Services – 0.4%
Booking Holdings, Inc., 4.625%, 4/13/2030	$138,000	$ 137,554
2

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electrical Equipment – 0.4%
Arrow Electronics, Inc., 2.95%, 2/15/2032	$147,000	$ 126,176
Electronics – 0.5%
Broadcom, Inc., 4.3%, 11/15/2032	$63,000	$ 59,925
Broadcom, Inc., 4.926%, 5/15/2037 (n)	108,000	103,568
		$163,493
Energy - Integrated – 0.7%
Eni S.p.A., 5.5%, 5/15/2034 (n)	$208,000	$ 209,146
Financial Institutions – 1.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 2.45%, 10/29/2026	$150,000	$ 143,176
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	79,000	77,788
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)	78,000	74,693
		$295,657
Food & Beverages – 1.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$163,000	$ 150,209
Diageo Capital PLC, 2.375%, 10/24/2029	200,000	179,994
		$330,203
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	$64,000	$ 63,745
Las Vegas Sands Corp., 3.9%, 8/08/2029	65,000	60,742
Marriott International, Inc., 4.625%, 6/15/2030	108,000	106,520
		$231,007
Insurance – 0.8%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$82,000	$ 74,974
Corebridge Financial, Inc., 5.75%, 1/15/2034	42,000	42,996
Metropolitan Life Global Funding I, 3.3%, 3/21/2029 (n)	150,000	141,831
		$259,801
Insurance - Health – 0.1%
Humana, Inc., 5.875%, 3/01/2033	$38,000	$ 38,763
Insurance - Property & Casualty – 0.7%
Aon Corp., 4.5%, 12/15/2028	$61,000	$ 60,443
Brown & Brown, Inc., 4.2%, 3/17/2032	84,000	78,343
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	85,000	86,144
		$224,930
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$ 199,393
CNH Industrial Capital LLC, 1.875%, 1/15/2026	79,000	76,307
		$275,700
Major Banks – 6.9%
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR - 1 day + 1.21%) to 10/20/2032	$302,000	$ 256,795
Capital One Financial Corp., 3.273% to 3/01/2029, FLR (SOFR - 1 day + 1.79%) to 3/01/2030	160,000	148,356
Deutsche Bank AG, 2.311% to 11/16/2026, FLR (SOFR - 1 day + 1.219%) to 11/16/2027	150,000	141,925
Deutsche Bank AG, 6.72% to 1/18/2028, FLR (SOFR - 1 day + 3.18%) to 1/18/2029	150,000	156,316
3

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	$172,000	$ 153,719
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032	98,000	82,607
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	74,000	73,244
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	72,000	64,543
JPMorgan Chase & Co., 2.963% to 1/25/2032, FLR (SOFR - 1 day + 1.26%) to 1/25/2033	69,000	60,262
JPMorgan Chase & Co., 3.109% to 4/22/2040, FLR (SOFR - 1 day + 2.46%) to 4/22/2041	102,000	78,371
JPMorgan Chase & Co., 3.157% to 4/22/2041, FLR (SOFR - 1 day + 1.46%) to 4/22/2042	152,000	115,647
Morgan Stanley, 1.512% to 7/20/2026, FLR (SOFR - 1 day + 0.858%) to 7/20/2027	131,000	123,955
Morgan Stanley, 2.699% to 1/22/2030, FLR (SOFR - 1 day + 1.143%) to 1/22/2031	97,000	86,786
Morgan Stanley, 2.943% to 1/21/2032, FLR (SOFR - 1 day + 1.29%) to 1/21/2033	127,000	110,337
PNC Financial Services Group, Inc., 5.676% to 1/22/2034, FLR (SOFR - 1 day + 1.902%) to 1/22/2035	147,000	151,002
UBS Group AG, 2.095% to 2/11/2031, FLR (CMT - 1yr. + 1.0%) to 2/11/2032 (n)	200,000	167,108
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	162,000	143,943
		$2,114,916
Medical & Health Technology & Services – 1.1%
Adventist Health System/West, 5.43%, 3/01/2032	$75,000	$ 74,434
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	200,000	177,874
CVS Health Corp., 5.3%, 6/01/2033	85,000	83,344
		$335,652
Metals & Mining – 0.9%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)	$200,000	$ 205,276
Glencore Funding LLC, 2.5%, 9/01/2030 (n)	87,000	75,949
		$281,225
Midstream – 1.7%
DCP Midstream Operating, LP, 3.25%, 2/15/2032	$167,000	$ 144,990
Plains All American Pipeline LP, 3.8%, 9/15/2030	174,000	162,284
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	75,000	72,949
Targa Resources Corp., 6.125%, 3/15/2033	138,000	144,201
		$524,424
Mortgage-Backed – 29.2%
Fannie Mae, 3.5%, 3/01/2046	$27,315	$ 24,837
Fannie Mae, 3%, 8/01/2046	29,072	25,617
Fannie Mae, UMBS, 2%, 4/01/2037 - 7/01/2052	1,044,558	853,848
Fannie Mae, UMBS, 2.5%, 5/01/2037 - 5/01/2052	1,087,737	908,151
Fannie Mae, UMBS, 5%, 10/01/2037 - 6/01/2053	205,852	200,391
Fannie Mae, UMBS, 5.5%, 10/01/2038 - 11/01/2053	103,733	103,317
Fannie Mae, UMBS, 3%, 5/01/2043 - 8/01/2052	371,502	322,893
Fannie Mae, UMBS, 3.5%, 7/01/2043 - 6/01/2053	135,876	122,999
Fannie Mae, UMBS, 4%, 9/01/2046 - 5/01/2053	171,893	159,627
Fannie Mae, UMBS, 1.5%, 6/01/2051 - 10/01/2051	132,999	100,669
Fannie Mae, UMBS, 4.5%, 6/01/2052 - 9/01/2052	148,274	141,129
Fannie Mae, UMBS, 6%, 11/01/2052 - 7/01/2054	255,554	258,146
Fannie Mae, UMBS, 6.5%, 3/01/2054	100,000	102,140
Freddie Mac, 2.57%, 7/25/2026	75,000	72,788
Freddie Mac, 3.117%, 6/25/2027	100,000	96,665
Freddie Mac, UMBS, 2%, 3/01/2037 - 3/01/2052	762,191	614,701
Freddie Mac, UMBS, 2.5%, 5/01/2037 - 6/01/2052	110,651	92,099
Freddie Mac, UMBS, 3%, 10/01/2037 - 6/01/2052	373,056	328,767
Freddie Mac, UMBS, 3.5%, 1/01/2041 - 11/01/2053	411,139	370,063
4

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 1.5%, 3/01/2051	$38,139	$ 28,942
Freddie Mac, UMBS, 4%, 7/01/2052	192,774	178,430
Freddie Mac, UMBS, 4.5%, 10/01/2052	131,154	124,650
Freddie Mac, UMBS, 5.5%, 4/01/2053 - 6/01/2053	227,207	226,027
Freddie Mac, UMBS, 6.5%, 8/01/2053 - 1/01/2054	49,797	50,837
Freddie Mac, UMBS, 5%, 11/01/2053	95,788	93,112
Freddie Mac, UMBS, 6%, 3/01/2054 - 6/01/2054	147,680	148,642
Ginnie Mae, 4.5%, 10/20/2033 - 5/20/2053	355,034	339,862
Ginnie Mae, 4.974%, 9/20/2041	27,973	27,259
Ginnie Mae, 3%, 1/20/2051 - 11/20/2052	330,484	290,024
Ginnie Mae, 2%, 2/20/2052 - 6/20/2052	342,174	279,314
Ginnie Mae, 2.5%, 4/20/2052	172,278	145,990
Ginnie Mae, 3.5%, 6/20/2052 - 9/20/2052	252,619	228,352
Ginnie Mae, 4%, 7/20/2052 - 10/20/2052	132,480	123,391
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	248,426	243,092
Ginnie Mae, 5.5%, 2/20/2053 - 8/20/2054	300,508	299,373
Ginnie Mae, 6%, 4/20/2054 - 6/20/2054	49,494	49,899
Ginnie Mae, 6.04%, 3/20/2064	19,538	19,652
Ginnie Mae, TBA, 2.5%, 11/15/2054	300,000	254,109
Ginnie Mae, TBA, 6.5%, 11/15/2054	50,000	50,796
Ginnie Mae, TBA, 6%, 12/15/2054	75,000	75,434
UMBS, TBA, 2.5%, 11/25/2039 - 12/25/2054	524,336	442,356
UMBS, TBA, 2%, 11/25/2054	25,000	19,812
UMBS, TBA, 3%, 11/25/2054	300,000	258,236
UMBS, TBA, 4%, 11/25/2054	100,000	92,383
		$8,988,821
Municipals – 0.6%
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 6.352%, 7/01/2049	$95,000	$ 97,946
Rhode Island Student Loan Authority Education Loan Rev., Taxable, “1”, 6.081%, 12/01/2042	95,000	95,939
		$193,885
Natural Gas - Distribution – 0.2%
NiSource, Inc., 5.65%, 2/01/2045	$73,000	$ 73,341
Network & Telecom – 0.2%
Verizon Communications, Inc., 2.55%, 3/21/2031	$57,000	$ 49,481
Oils – 0.2%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$83,000	$ 70,834
Other Banks & Diversified Financials – 0.5%
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	$148,000	$ 140,117
Pollution Control – 0.6%
Waste Management, Inc., 4.875%, 2/15/2034	$179,000	$ 178,297
Retailers – 0.5%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$62,000	$ 56,070
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	117,000	87,946
		$144,016
5

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.3%
Genuine Parts Co., 2.75%, 2/01/2032	$115,000	$ 97,777
Telecommunications - Wireless – 1.2%
Crown Castle, Inc., REIT, 3.65%, 9/01/2027	$79,000	$ 76,465
Rogers Communications, Inc., 3.8%, 3/15/2032	146,000	133,081
T-Mobile USA, Inc., 2.05%, 2/15/2028	69,000	63,401
T-Mobile USA, Inc., 4.5%, 4/15/2050	83,000	70,478
Vodafone Group PLC, 5.625%, 2/10/2053	22,000	21,439
		$364,864
Tobacco – 1.0%
B.A.T. International Finance PLC, 4.448%, 3/16/2028	$158,000	$ 155,833
Philip Morris International, Inc., 5.125%, 11/17/2027	25,000	25,346
Philip Morris International, Inc., 5.625%, 11/17/2029	11,000	11,410
Philip Morris International, Inc., 5.125%, 2/15/2030	52,000	52,641
Philip Morris International, Inc., 5.75%, 11/17/2032	48,000	49,987
		$295,217
Transportation - Services – 0.1%
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	$36,000	$ 41,499
U.S. Treasury Obligations – 18.2%
U.S. Treasury Bonds, 2.375%, 2/15/2042	$1,288,000	$ 948,894
U.S. Treasury Bonds, 4%, 11/15/2042	187,000	174,378
U.S. Treasury Bonds, 4.375%, 8/15/2043	150,000	146,279
U.S. Treasury Bonds, 4.75%, 11/15/2043	100,000	102,359
U.S. Treasury Bonds, 4.5%, 2/15/2044	430,000	425,297
U.S. Treasury Bonds, 2.25%, 2/15/2052 (f)	900,000	577,934
U.S. Treasury Bonds, 4%, 11/15/2052	383,000	351,941
U.S. Treasury Bonds, 4.75%, 11/15/2053	80,000	83,425
U.S. Treasury Bonds, 4.25%, 2/15/2054	80,000	76,900
U.S. Treasury Notes, 4%, 1/15/2027	960,000	957,037
U.S. Treasury Notes, 4.125%, 2/15/2027	650,000	649,670
U.S. Treasury Notes, 4.5%, 4/15/2027	750,000	756,270
U.S. Treasury Notes, 4.25%, 6/30/2029	340,000	341,182
		$5,591,566
Utilities - Electric Power – 1.5%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$43,000	$ 45,228
Duke Energy Carolinas LLC, 4.95%, 1/15/2033	118,000	117,545
Duke Energy Progress LLC, 3.45%, 3/15/2029	118,000	112,688
Pacific Gas & Electric Co., 2.1%, 8/01/2027	82,000	76,272
Pacific Gas & Electric Co., 3%, 6/15/2028	108,000	101,158
		$452,891
Utilities - Gas – 0.5%
East Ohio Gas Co., 2%, 6/15/2030 (n)	$176,000	$ 150,282
Total Bonds (Identified Cost, $30,678,522)		$30,300,872
6

MFS Core Bond Fund
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 4.9%
Money Market Funds – 4.9%
MFS Institutional Money Market Portfolio, 4.87% (v) (Identified Cost, $1,494,944)	1,494,845	$ 1,494,995
Other Assets, Less Liabilities – (3.3)%		(1,003,743)
Net Assets – 100.0%		$30,792,124
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,494,995 and $30,300,872, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,948,948, representing 22.6% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 10/31/24
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Short	USD	4	$455,000	December – 2024	$17,881
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	9	$1,853,508	December – 2024	$(12,920)
U.S. Treasury Note 5 yr	Long	USD	14	1,501,281	December – 2024	(34,829)
U.S. Treasury Ultra Bond 30 yr	Long	USD	7	879,375	December – 2024	(60,181)
						$(107,930)
At October 31, 2024, the fund had liquid securities with an aggregate value of $66,141 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
7

MFS Core Bond Fund
Financial Statements	Statement of Assets and Liabilities
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 10/31/24 (unaudited) Assets
Investments in unaffiliated issuers, at value (identified cost, $30,678,522)	$30,300,872
Investments in affiliated issuers, at value (identified cost, $1,494,944)	1,494,995
Cash	2,797
Receivables for
TBA sale commitments	533,496
Fund shares sold	1,501
Interest and dividends	208,675
Receivable from investment adviser	25,069
Other assets	42,951
Total assets	$32,610,356
Liabilities
Payables for
Distributions	$121
Net daily variation margin on open futures contracts	1,413
TBA purchase commitments	1,761,706
Fund shares reacquired	1,547
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	423
Distribution and service fees	106
Accrued expenses and other liabilities	52,820
Total liabilities	$1,818,232
Net assets	$30,792,124
Net assets consist of
Paid-in capital	$31,759,855
Total distributable earnings (loss)	(967,731)
Net assets	$30,792,124
Shares of beneficial interest outstanding	3,199,144
	Net assets	Shares outstanding	Net asset value per share (a)
Class A	$3,065,022	318,600	$9.62
Class C	1,073,260	111,640	9.61
Class I	217,790	22,612	9.63
Class R1	62,753	6,520	9.62
Class R2	52,772	5,482	9.63
Class R3	73,696	7,656	9.63
Class R4	53,399	5,547	9.63
Class R6	26,193,432	2,721,087	9.63
(a)	Maximum offering price per share was equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $10.05 [100 / 95.75 x $9.62]. On sales of $100,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class C shares. Redemption price per share was equal to the net asset value per share for Classes I, R1, R2, R3, R4, and R6.
See Notes to Financial Statements
8

MFS Core Bond Fund
Financial Statements	Statement of Operations
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 10/31/24 (unaudited) Net investment income (loss)
Income
Interest	$699,399
Dividends from affiliated issuers	50,763
Total investment income	$750,162
Expenses
Management fee	$49,888
Distribution and service fees	9,618
Shareholder servicing costs	3,244
Administrative services fee	8,823
Independent Trustees' compensation	1,524
Custodian fee	8,423
Shareholder communications	3,964
Audit and tax fees	37,692
Legal fees	180
Registration fees	53,704
Miscellaneous	20,146
Total expenses	$197,206
Fees paid indirectly	(28)
Reduction of expenses by investment adviser	(135,877)
Net expenses	$61,301
Net investment income (loss)	$688,861
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$48,271
Affiliated issuers	155
Futures contracts	40,825
Net realized gain (loss)	$89,251
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$815,976
Affiliated issuers	51
Futures contracts	(9,404)
Net unrealized gain (loss)	$806,623
Net realized and unrealized gain (loss)	$895,874
Change in net assets from operations	$1,584,735
See Notes to Financial Statements
9

MFS Core Bond Fund
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24
Change in net assets
From operations
Net investment income (loss)	$688,861	$1,275,657
Net realized gain (loss)	89,251	(308,802)
Net unrealized gain (loss)	806,623	(1,151,058)
Change in net assets from operations	$1,584,735	$(184,203)
Total distributions to shareholders	$(689,972)	$(1,342,532)
Change in net assets from fund share transactions	$698,221	$3,747,306
Total change in net assets	$1,592,984	$2,220,571
Net assets
At beginning of period	29,199,140	26,978,569
At end of period	$30,792,124	$29,199,140
See Notes to Financial Statements
10

MFS Core Bond Fund
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Class A	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.32
Net realized and unrealized gain (loss)	0.29	(0.51)	(0.15)
Total from investment operations	$0.50	$(0.10)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	5.36(n)	(1.00)	1.75(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.27	1.59(a)
Expenses after expense reductions (f)	0.61(a)	0.61	0.60(a)
Net investment income (loss)	4.26(a)	4.31	3.85(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$3,065	$2,643	$947
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A

See Notes to Financial Statements
11

MFS Core Bond Fund
Financial Highlights - continued
Class C	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.32	$9.85	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.26
Net realized and unrealized gain (loss)	0.29	(0.51)	(0.16)
Total from investment operations	$0.46	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.36)	$(0.25)
Net asset value, end of period (x)	$9.61	$9.32	$9.85
Total return (%) (r)(s)(t)(x)	4.96(n)	(1.71)	1.06(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24(a)	2.02	3.12(a)
Expenses after expense reductions (f)	1.36(a)	1.37	1.35(a)
Net investment income (loss)	3.51(a)	3.56	3.12(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$1,073	$1,051	$391
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A
Class I	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.44	$0.35
Net realized and unrealized gain (loss)	0.30	(0.51)	(0.16)
Total from investment operations	$0.52	$(0.07)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	5.59(n)	(0.76)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.03	1.36(a)
Expenses after expense reductions (f)	0.36(a)	0.36	0.35(a)
Net investment income (loss)	4.54(a)	4.56	4.19(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$218	$466	$445
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A

See Notes to Financial Statements
12

MFS Core Bond Fund
Financial Highlights - continued
Class R1	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.33	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.34	$0.25
Net realized and unrealized gain (loss)	0.29	(0.51)	(0.15)
Total from investment operations	$0.46	$(0.17)	$0.10
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.36)	$(0.24)
Net asset value, end of period (x)	$9.62	$9.33	$9.86
Total return (%) (r)(s)(t)(x)	4.96(n)	(1.74)	1.09(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	2.24(a)	2.03	2.20(a)
Expenses after expense reductions (f)	1.36(a)	1.36	1.35(a)
Net investment income (loss)	3.50(a)	3.56	2.97(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$63	$60	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A
Class R2	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.39	$0.29
Net realized and unrealized gain (loss)	0.29	(0.50)	(0.14)
Total from investment operations	$0.49	$(0.11)	$0.15
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.41)	$(0.29)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	5.22(n)	(1.15)	1.52(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.75(a)	1.53	1.70(a)
Expenses after expense reductions (f)	0.86(a)	0.86	0.85(a)
Net investment income (loss)	4.01(a)	4.06	3.47(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$53	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A

See Notes to Financial Statements
13

MFS Core Bond Fund
Financial Highlights - continued
Class R3	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.21	$0.41	$0.31
Net realized and unrealized gain (loss)	0.29	(0.50)	(0.14)
Total from investment operations	$0.50	$(0.09)	$0.17
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.43)	$(0.31)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	5.35(n)	(0.90)	1.74(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.50(a)	1.28	1.45(a)
Expenses after expense reductions (f)	0.61(a)	0.61	0.60(a)
Net investment income (loss)	4.24(a)	4.31	3.71(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$74	$50	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A
Class R4	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.44	$0.33
Net realized and unrealized gain (loss)	0.29	(0.50)	(0.14)
Total from investment operations	$0.51	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	5.48(n)	(0.65)	1.95(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25(a)	1.03	1.20(a)
Expenses after expense reductions (f)	0.37(a)	0.36	0.35(a)
Net investment income (loss)	4.51(a)	4.56	3.96(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$53	$51	$51
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A

See Notes to Financial Statements
14

MFS Core Bond Fund
Financial Highlights - continued
Class R6	Six months ended	Year ended
	10/31/24 (unaudited)	4/30/24	4/30/23(c)
Net asset value, beginning of period	$9.34	$9.86	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.44	$0.34
Net realized and unrealized gain (loss)	0.29	(0.50)	(0.15)
Total from investment operations	$0.51	$(0.06)	$0.19
Less distributions declared to shareholders
From net investment income	$(0.22)	$(0.46)	$(0.33)
Net asset value, end of period (x)	$9.63	$9.34	$9.86
Total return (%) (r)(s)(t)(x)	5.50(n)	(0.62)	1.97(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.21(a)	1.00	1.18(a)
Expenses after expense reductions (f)	0.33(a)	0.33	0.33(a)
Net investment income (loss)	4.54(a)	4.59	3.99(a)
Portfolio turnover rate	83(n)	100	129(n)
Net assets at end of period (000 omitted)	$26,193	$24,828	$24,992
Supplemental Ratios (%):
Portfolio turnover rate (excluding TBA transactions)	21(n)	53	N/A
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, June 22, 2022, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable. See Note 2 in the Notes to Financial Statements for additional information.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Core Bond Fund
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Bond Fund (the fund) is a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect the fund's financial position or its results of operations.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
16

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of October 31, 2024 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,591,566	$—	$5,591,566
Municipal Bonds	—	193,885	—	193,885
U.S. Corporate Bonds	—	7,109,064	—	7,109,064
Residential Mortgage-Backed Securities	—	9,545,880	—	9,545,880
Commercial Mortgage-Backed Securities	—	1,714,307	—	1,714,307
Asset-Backed Securities (including CDOs)	—	3,684,567	—	3,684,567
Foreign Bonds	—	2,461,603	—	2,461,603
Mutual Funds	1,494,995	—	—	1,494,995
Total	$1,494,995	$30,300,872	$—	$31,795,867
Other Financial Instruments
Futures Contracts – Assets	$17,881	$—	$—	$17,881
Futures Contracts – Liabilities	(107,930)	—	—	(107,930)
For further information regarding security characteristics, see the Portfolio of Investments.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at October 31, 2024 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$17,881	$(107,930)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
17

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$40,825
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended October 31, 2024 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(9,404)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options). Collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
18

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Fees Paid Indirectly — The fund's custody fee may be reduced by a credit earned under an arrangement that measures the value of U.S. dollars deposited with the custodian by the fund. The amount of the credit, for the six months ended October 31, 2024, is shown as a reduction of total expenses in the Statement of Operations.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to derivative transactions.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24
Ordinary income (including any short-term capital gains)	$1,342,532
19

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24
Cost of investments	$32,167,688
Gross appreciation	244,824
Gross depreciation	(616,645)
Net unrealized appreciation (depreciation)	$(371,821)
As of 4/30/24
Undistributed ordinary income	122,861
Capital loss carryforwards	(686,807)
Other temporary differences	(110,012)
Net unrealized appreciation (depreciation)	(1,188,536)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of April 30, 2024, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(322,022)
Long-Term	(364,785)
Total	$(686,807)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class C shares will convert to Class A shares approximately eight years after purchase. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 10/31/24	Year ended 4/30/24
Class A	$61,927	$91,006
Class C	19,361	32,793
Class I	6,103	21,782
Class R1	1,111	2,239
Class R2	1,065	2,140
Class R3	1,292	2,273
Class R4	1,210	2,408
Class R6	597,903	1,187,891
Total	$689,972	$1,342,532
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.325%
In excess of $1 billion and up to $2.5 billion	0.31%
In excess of $2.5 billion	0.30%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
20

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this management fee reduction amounted to $2,027, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.31% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total fund operating expenses do not exceed the following rates annually of each class’s average daily net assets:
			Classes
A	C	I	R1	R2	R3	R4	R6
0.64%	1.39%	0.39%	1.39%	0.89%	0.64%	0.39%	0.33%
This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until August 31, 2025. For the six months ended October 31, 2024, this reduction amounted to $133,850, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received $31 for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of the fund.
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
Class A	—	0.25%	0.25%	0.25%	$ 3,599
Class C	0.75%	0.25%	1.00%	1.00%	5,497
Class R1	0.75%	0.25%	1.00%	1.00%	316
Class R2	0.25%	0.25%	0.50%	0.50%	132
Class R3	—	0.25%	0.25%	0.25%	74
Total Distribution and Service Fees					$9,618
(d)	In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class's 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates' seed money. There were no service fee rebates for the six months ended October 31, 2024.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the year ended October 31, 2024, were as follows:
Amount
Class A	$11
Class C	23
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of the fund as determined periodically under the supervision of the fund's Board of Trustees. For the six months ended October 31, 2024, the fee was $1,528, which equated to 0.0099% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for
21

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to $1,716.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to an annual effective rate of 0.0573% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Date	Transaction	Class	Shares	Amount
6/23/2023	Purchase	Class R1	1,044	$10,154
8/19/2024	Redemption	Class A	21,820	214,710
At October 31, 2024, MFS held approximately 72% and 100% of the outstanding shares of Class R3 and Class R6, respectively, and 100% of the outstanding shares of Class R1, Class R2, and Class R4.
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$22,901,596	$23,885,845
Non-U.S. Government securities	2,336,074	858,925
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares sold
Class A	52,840	$519,868	209,006	$1,999,742
Class C	5,908	57,317	73,439	700,325
Class I	10,317	101,487	2,730	25,554
Class R1	—	—	1,044	10,154
Class R3	2,126	21,206	—	—
Class R6	40	392	187	1,795
	71,231	$700,270	286,406	$2,737,570
22

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
	Six months ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Class A	6,364	$61,524	9,558	$91,006
Class C	1,980	19,131	3,424	32,682
Class I	636	6,103	2,282	21,782
Class R1	114	1,111	235	2,239
Class R2	110	1,065	224	2,140
Class R3	133	1,292	238	2,273
Class R4	125	1,210	252	2,408
Class R6	61,780	597,903	124,415	1,187,891
	71,242	$689,339	140,628	$1,342,421
Shares reacquired
Class A	(23,808)	$(234,053)	(31,432)	$(293,498)
Class C	(9,006)	(87,604)	(3,822)	(36,404)
Class I	(38,242)	(368,917)	(292)	(2,783)
Class R6	(84)	(814)	—	—
	(71,140)	$(691,388)	(35,546)	$(332,685)
Net change
Class A	35,396	$347,339	187,132	$1,797,250
Class C	(1,118)	(11,156)	73,041	696,603
Class I	(27,289)	(261,327)	4,720	44,553
Class R1	114	1,111	1,279	12,393
Class R2	110	1,065	224	2,140
Class R3	2,259	22,498	238	2,273
Class R4	125	1,210	252	2,408
Class R6	61,736	597,481	124,602	1,189,686
	71,333	$698,221	391,488	$3,747,306
Effective September 29, 2023, purchases of Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, the fund’s commitment fee and interest expense were $83 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
23

MFS Core Bond Fund
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,083,506	$3,802,389	$4,391,106	$155	$51	$1,494,995
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,763	$—
24

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Core Bond Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Core Bond Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.
25

MFS Core Bond Fund
Board Review of Investment Advisory Agreement
MFS Core Bond Fund
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Fund’s investment advisory agreement with MFS. The Trustees consider matters bearing on the Fund and its advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting. In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreement for the Fund and the other investment companies that the Board oversees (the “MFS Funds”). The independent Trustees were assisted in their evaluation of the Fund’s investment advisory agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings. The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreement, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreement for the Fund was considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review. As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreement and other arrangements with the Fund.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Fund for the one-year period ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Fund’s advisory fees and other expenses and the advisory fees and other expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information provided by MFS on the advisory fees of portfolios of other clients of MFS, including institutional separate accounts and other clients, (iv) information as to whether and to what extent applicable expense waivers, reimbursements or fee “breakpoints” are observed for the Fund, (v) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Fund and the MFS Funds as a whole, and compared to MFS’ institutional business, (vi) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vii) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (viii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Fund and the other MFS Funds. The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreement was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Fund and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2023. The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on June 22, 2022, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided in connection with the contract review meetings as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Fund’s performance. After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that they were satisfied with MFS’ responses and efforts relating to investment performance.
26

MFS Core Bond Fund
Board Review of Investment Advisory Agreement - continued
In assessing the reasonableness of the Fund’s advisory fee, the Trustees considered, among other information, the Fund’s advisory fee and the total expense ratio of the Fund’s Class I shares as a percentage of average daily net assets and the advisory fee and total expense ratios of the Broadridge expense group based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for the Fund, which may not be changed without the Trustees’ approval.  The Trustees also considered that, according to the data provided by Broadridge (which takes into account any fee reductions or expense limitations that were in effect during the Fund’s last fiscal year), the Fund’s effective advisory fee rate and total expense ratio were each lower than the Broadridge expense group median.
The Trustees also considered the advisory fees charged by MFS to any institutional separate accounts advised by MFS (“separate accounts”) and unaffiliated investment companies for which MFS serves as subadviser (“subadvised funds”) that have comparable investment strategies to the Fund, if any.  In comparing these fees, the Trustees considered information provided by MFS as to the generally broader scope of services provided by MFS to the Fund, as well as the more extensive regulatory burdens imposed on MFS in managing the Fund, in comparison to separate accounts and subadvised funds.  The Trustees also considered the higher demands placed on MFS’ investment personnel and trading infrastructure as a result of the daily cash in-flows and out-flows of the Fund in comparison to separate accounts.
The Trustees also considered whether the Fund may benefit from any economies of scale in the management of the Fund in the event of growth in assets of the Fund and/or growth in assets of the MFS Funds as a whole. They noted that the Fund’s advisory fee rate schedule is subject to contractual breakpoints that reduce the Fund’s advisory fee rate on average daily net assets over $1 billion and $2.5 billion.  The Trustees also noted that MFS has agreed in writing to waive a portion of the management fees of certain MFS Funds, including the Fund, if the total combined assets of certain funds within the MFS Funds’ complex increase above agreed upon thresholds (the “group fee waiver”), enabling the Fund’s shareholders to share in the benefits from any economies of scale at the complex level.  The group fee waiver is reviewed and renewed annually between the Board and MFS.  The Trustees concluded that the breakpoints and the group fee waiver were sufficient to allow the Fund to benefit from economies of scale as its assets and overall complex assets grow.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Fund, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Fund, and other accounts and products for purposes of estimating profitability.
After reviewing these and other factors described herein, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreement, that the advisory fees charged to the Fund represent reasonable compensation in light of the services being provided by MFS to the Fund.
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Fund.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Fund of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Fund by MFS and its affiliates under agreements and plans other than the investment advisory agreement, including any 12b-1 fees the Fund pays to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Fund’s behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Fund were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds. The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Fund’s investment advisory agreement with MFS should be continued for an additional one-year period, commencing August 1, 2024.
27

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund
Portfolio of Investments
10/31/24 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
MFS Lifetime Income Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 70.0%
MFS Emerging Markets Debt Fund - Class R6	495,122	$5,986,026
MFS Emerging Markets Debt Local Currency Fund - Class R6	1,085,182	5,903,387
MFS Global Opportunistic Bond Fund - Class R6	5,160,531	41,851,904
MFS Government Securities Fund - Class R6	6,512,370	55,745,887
MFS High Income Fund - Class R6	3,881,825	12,033,659
MFS Inflation-Adjusted Bond Fund - Class R6	6,493,063	59,281,661
MFS Limited Maturity Fund - Class R6	20,614,305	120,387,544
MFS Total Return Bond Fund - Class R6	12,152,843	115,573,539
		$416,763,607
International Stock Funds – 4.9%
MFS Blended Research International Equity Fund - Class R6	1,060,328	$14,611,317
MFS International Growth Fund - Class R6	64,516	2,925,795
MFS International Intrinsic Value Fund - Class R6	70,514	2,933,391
MFS Research International Fund - Class R6	371,665	8,771,286
		$29,241,789
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	3,277,444	$11,766,025
MFS Global Real Estate Fund - Class R6	669,145	11,683,267
		$23,449,292
U.S. Stock Funds – 18.5%
MFS Blended Research Core Equity Fund - Class R6	247,403	$9,680,866
MFS Blended Research Growth Equity Fund - Class R6	388,293	9,649,089
MFS Blended Research Mid Cap Equity Fund - Class R6	1,142,817	17,816,513
MFS Blended Research Small Cap Equity Fund - Class R6	377,513	5,994,903
MFS Blended Research Value Equity Fund - Class R6	690,311	11,914,771
MFS Growth Fund - Class R6	44,382	9,593,629
MFS Mid Cap Growth Fund - Class R6 (a)	272,468	8,830,680
MFS Mid Cap Value Fund - Class R6	250,717	8,958,133
MFS New Discovery Fund - Class R6 (a)	96,642	3,011,373
MFS New Discovery Value Fund - Class R6	155,953	3,003,651
MFS Research Fund - Class R6	156,126	9,657,929
MFS Value Fund - Class R6	223,164	11,854,497
		$109,966,034
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 4.87% (v)	16,237,649	$16,239,273
Total Investment Companies (Identified Cost, $524,108,316)		$595,659,995
Other Assets, Less Liabilities – (0.0)%		(46,795)
Net Assets – 100.0%		$595,613,200
See Portfolio Footnotes and Notes to Financial Statements
LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2025 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 67.7%
MFS Emerging Markets Debt Fund - Class R6	372,539	$4,504,001
MFS Emerging Markets Debt Local Currency Fund - Class R6	817,182	4,445,468
MFS Global Opportunistic Bond Fund - Class R6	3,256,361	26,409,085
MFS Government Securities Fund - Class R6	4,104,563	35,135,065
MFS High Income Fund - Class R6	2,920,066	9,052,204
MFS Inflation-Adjusted Bond Fund - Class R6	4,094,423	37,382,079
MFS Limited Maturity Fund - Class R6	11,760,922	68,683,785
MFS Total Return Bond Fund - Class R6	7,275,883	69,193,647
		$254,805,334
International Stock Funds – 5.5%
MFS Blended Research International Equity Fund - Class R6	746,954	$10,293,024
MFS International Growth Fund - Class R6	48,578	2,203,015
MFS International Intrinsic Value Fund - Class R6	53,132	2,210,289
MFS Research International Fund - Class R6	249,633	5,891,344
		$20,597,672
Non-Traditional Funds – 3.9%
MFS Commodity Strategy Fund - Class R6	2,075,018	$7,449,313
MFS Global Real Estate Fund - Class R6	421,876	7,365,956
		$14,815,269
U.S. Stock Funds – 20.1%
MFS Blended Research Core Equity Fund - Class R6	175,374	$6,862,396
MFS Blended Research Growth Equity Fund - Class R6	275,697	6,851,080
MFS Blended Research Mid Cap Equity Fund - Class R6	769,734	12,000,150
MFS Blended Research Small Cap Equity Fund - Class R6	238,169	3,782,116
MFS Blended Research Value Equity Fund - Class R6	478,847	8,264,901
MFS Growth Fund - Class R6	31,509	6,810,901
MFS Mid Cap Growth Fund - Class R6 (a)	183,317	5,941,314
MFS Mid Cap Value Fund - Class R6	168,858	6,033,284
MFS New Discovery Fund - Class R6 (a)	61,148	1,905,375
MFS New Discovery Value Fund - Class R6	98,465	1,896,441
MFS Research Fund - Class R6	110,618	6,842,848
MFS Value Fund - Class R6	154,662	8,215,620
		$75,406,426
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.87% (v)	10,586,467	$10,587,526
Total Investment Companies (Identified Cost, $339,728,045)		$376,212,227
Other Assets, Less Liabilities – (0.0)%		(74,199)
Net Assets – 100.0%		$376,138,028
See Portfolio Footnotes and Notes to Financial Statements

LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2030 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 54.5%
MFS Emerging Markets Debt Fund - Class R6	1,401,433	$16,943,328
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,786,805	15,160,216
MFS Global Opportunistic Bond Fund - Class R6	6,233,613	50,554,601
MFS Government Securities Fund - Class R6	8,323,160	71,246,249
MFS High Income Fund - Class R6	10,024,175	31,074,943
MFS Inflation-Adjusted Bond Fund - Class R6	7,826,919	71,459,770
MFS Limited Maturity Fund - Class R6	10,562,256	61,683,576
MFS Total Return Bond Fund - Class R6	10,567,264	100,494,681
		$418,617,364
International Stock Funds – 8.8%
MFS Blended Research International Equity Fund - Class R6	2,409,358	$33,200,954
MFS International Growth Fund - Class R6	183,315	8,313,350
MFS International Intrinsic Value Fund - Class R6	199,958	8,318,258
MFS International New Discovery Fund - Class R6	44,421	1,483,642
MFS Research International Fund - Class R6	701,105	16,546,079
		$67,862,283
Non-Traditional Funds – 4.3%
MFS Commodity Strategy Fund - Class R6	4,688,273	$16,830,902
MFS Global Real Estate Fund - Class R6	945,214	16,503,430
		$33,334,332
U.S. Stock Funds – 29.4%
MFS Blended Research Core Equity Fund - Class R6	563,367	$22,044,569
MFS Blended Research Growth Equity Fund - Class R6	889,052	22,092,934
MFS Blended Research Mid Cap Equity Fund - Class R6	2,295,881	35,792,782
MFS Blended Research Small Cap Equity Fund - Class R6	537,872	8,541,403
MFS Blended Research Value Equity Fund - Class R6	1,441,788	24,885,269
MFS Growth Fund - Class R6	101,121	21,858,380
MFS Mid Cap Growth Fund - Class R6 (a)	543,707	17,621,534
MFS Mid Cap Value Fund - Class R6	501,103	17,904,405
MFS New Discovery Fund - Class R6 (a)	138,159	4,305,048
MFS New Discovery Value Fund - Class R6	223,036	4,295,668
MFS Research Fund - Class R6	354,596	21,935,290
MFS Value Fund - Class R6	463,533	24,622,875
		$225,900,157
Money Market Funds – 3.0%
MFS Institutional Money Market Portfolio, 4.87% (v)	22,684,825	$22,687,093
Total Investment Companies (Identified Cost, $629,624,372)		$768,401,229
Other Assets, Less Liabilities – (0.0)%		(171,461)
Net Assets – 100.0%		$768,229,768
See Portfolio Footnotes and Notes to Financial Statements
LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2035 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 34.3%
MFS Emerging Markets Debt Fund - Class R6	1,510,089	$18,256,974
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,196,804	11,950,615
MFS Global Opportunistic Bond Fund - Class R6	3,408,046	27,639,255
MFS Government Securities Fund - Class R6	5,178,506	44,328,014
MFS High Income Fund - Class R6	7,899,035	24,487,008
MFS Inflation-Adjusted Bond Fund - Class R6	4,296,316	39,225,363
MFS Total Return Bond Fund - Class R6	4,492,789	42,726,425
		$208,613,654
International Stock Funds – 14.2%
MFS Blended Research Emerging Markets Equity Fund - Class R6	42,805	$612,537
MFS Blended Research International Equity Fund - Class R6	2,836,931	39,092,908
MFS Emerging Markets Equity Fund - Class R6	16,933	612,976
MFS International Growth Fund - Class R6	226,655	10,278,821
MFS International Intrinsic Value Fund - Class R6	245,646	10,218,884
MFS International New Discovery Fund - Class R6	214,365	7,159,797
MFS Research International Fund - Class R6	783,675	18,494,718
		$86,470,641
Non-Traditional Funds – 6.3%
MFS Commodity Strategy Fund - Class R6	5,422,234	$19,465,817
MFS Global Real Estate Fund - Class R6	1,090,358	19,037,655
		$38,503,472
U.S. Stock Funds – 42.4%
MFS Blended Research Core Equity Fund - Class R6	608,162	$23,797,380
MFS Blended Research Growth Equity Fund - Class R6	963,968	23,954,606
MFS Blended Research Mid Cap Equity Fund - Class R6	2,956,121	46,085,920
MFS Blended Research Small Cap Equity Fund - Class R6	621,077	9,862,709
MFS Blended Research Value Equity Fund - Class R6	1,504,490	25,967,490
MFS Growth Fund - Class R6	109,122	23,587,850
MFS Mid Cap Growth Fund - Class R6 (a)	697,536	22,607,130
MFS Mid Cap Value Fund - Class R6	642,361	22,951,570
MFS New Discovery Fund - Class R6 (a)	159,470	4,969,085
MFS New Discovery Value Fund - Class R6	257,573	4,960,846
MFS Research Fund - Class R6	382,328	23,650,826
MFS Value Fund - Class R6	482,475	25,629,082
		$258,024,494
Money Market Funds – 2.8%
MFS Institutional Money Market Portfolio, 4.87% (v)	17,196,485	$17,198,205
Total Investment Companies (Identified Cost, $477,274,709)		$608,810,466
Other Assets, Less Liabilities – (0.0)%		(64,377)
Net Assets – 100.0%		$608,746,089
See Portfolio Footnotes and Notes to Financial Statements

LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2040 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 17.8%
MFS Emerging Markets Debt Fund - Class R6	1,752,781	$21,191,125
MFS Emerging Markets Debt Local Currency Fund - Class R6	2,553,952	13,893,498
MFS Global Opportunistic Bond Fund - Class R6	2,592,692	21,026,736
MFS High Income Fund - Class R6	9,165,810	28,414,012
MFS Inflation-Adjusted Bond Fund - Class R6	4,000,604	36,525,513
MFS Total Return Bond Fund - Class R6	1,907,637	18,141,627
		$139,192,511
International Stock Funds – 20.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	291,621	$4,173,094
MFS Blended Research International Equity Fund - Class R6	4,872,350	67,140,988
MFS Emerging Markets Equity Fund - Class R6	115,289	4,173,464
MFS International Growth Fund - Class R6	440,234	19,964,613
MFS International Intrinsic Value Fund - Class R6	481,387	20,025,679
MFS International New Discovery Fund - Class R6	503,238	16,808,156
MFS Research International Fund - Class R6	1,153,410	27,220,478
		$159,506,472
Non-Traditional Funds – 8.1%
MFS Commodity Strategy Fund - Class R6	8,862,697	$31,817,083
MFS Global Real Estate Fund - Class R6	1,794,537	31,332,606
		$63,149,689
U.S. Stock Funds – 51.4%
MFS Blended Research Core Equity Fund - Class R6	932,294	$36,480,641
MFS Blended Research Growth Equity Fund - Class R6	1,482,021	36,828,221
MFS Blended Research Mid Cap Equity Fund - Class R6	4,588,949	71,541,713
MFS Blended Research Small Cap Equity Fund - Class R6	1,015,633	16,128,256
MFS Blended Research Value Equity Fund - Class R6	2,303,289	39,754,770
MFS Growth Fund - Class R6	168,939	36,517,899
MFS Mid Cap Growth Fund - Class R6 (a)	1,089,144	35,299,152
MFS Mid Cap Value Fund - Class R6	1,004,861	35,903,678
MFS New Discovery Fund - Class R6 (a)	260,726	8,124,234
MFS New Discovery Value Fund - Class R6	420,837	8,105,315
MFS Research Fund - Class R6	587,410	36,337,198
MFS Value Fund - Class R6	742,364	39,434,373
		$400,455,450
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.87% (v)	17,385,909	$17,387,647
Total Investment Companies (Identified Cost, $534,525,176)		$779,691,769
Other Assets, Less Liabilities – (0.0)%		(47,219)
Net Assets – 100.0%		$779,644,550
See Portfolio Footnotes and Notes to Financial Statements
LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2045 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 10.3%
MFS Emerging Markets Debt Fund - Class R6	521,679	$6,307,102
MFS Emerging Markets Debt Local Currency Fund - Class R6	758,879	4,128,300
MFS Global Opportunistic Bond Fund - Class R6	771,381	6,255,903
MFS High Income Fund - Class R6	2,730,477	8,464,478
MFS Inflation-Adjusted Bond Fund - Class R6	1,966,473	17,953,900
MFS Total Return Bond Fund - Class R6	1,138,272	10,824,961
		$53,934,644
International Stock Funds – 24.4%
MFS Blended Research Emerging Markets Equity Fund - Class R6	286,386	$4,098,182
MFS Blended Research International Equity Fund - Class R6	3,752,747	51,712,861
MFS Emerging Markets Equity Fund - Class R6	113,219	4,098,546
MFS International Growth Fund - Class R6	354,195	16,062,758
MFS International Intrinsic Value Fund - Class R6	386,265	16,068,604
MFS International New Discovery Fund - Class R6	492,206	16,439,665
MFS Research International Fund - Class R6	831,169	19,615,591
		$128,096,207
Non-Traditional Funds – 9.1%
MFS Commodity Strategy Fund - Class R6	6,699,126	$24,049,861
MFS Global Real Estate Fund - Class R6	1,352,630	23,616,924
		$47,666,785
U.S. Stock Funds – 54.0%
MFS Blended Research Core Equity Fund - Class R6	628,535	$24,594,570
MFS Blended Research Growth Equity Fund - Class R6	1,053,364	26,176,096
MFS Blended Research Mid Cap Equity Fund - Class R6	3,264,003	50,885,813
MFS Blended Research Small Cap Equity Fund - Class R6	769,678	12,222,491
MFS Blended Research Value Equity Fund - Class R6	1,629,906	28,132,168
MFS Growth Fund - Class R6	120,069	25,954,011
MFS Mid Cap Growth Fund - Class R6 (a)	775,095	25,120,833
MFS Mid Cap Value Fund - Class R6	714,468	25,527,944
MFS New Discovery Fund - Class R6 (a)	197,498	6,154,044
MFS New Discovery Value Fund - Class R6	318,206	6,128,649
MFS Research Fund - Class R6	396,043	24,499,244
MFS Value Fund - Class R6	524,716	27,872,914
		$283,268,777
Money Market Funds – 2.2%
MFS Institutional Money Market Portfolio, 4.87% (v)	11,867,587	$11,868,774
Total Investment Companies (Identified Cost, $387,745,289)		$524,835,187
Other Assets, Less Liabilities – (0.0)%		(118,727)
Net Assets – 100.0%		$524,716,460
See Portfolio Footnotes and Notes to Financial Statements

LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2050 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.3%
MFS Inflation-Adjusted Bond Fund - Class R6	1,496,696	$13,664,832
MFS Total Return Bond Fund - Class R6	1,101,089	10,471,359
		$24,136,191
International Stock Funds – 27.5%
MFS Blended Research Emerging Markets Equity Fund - Class R6	388,889	$5,565,005
MFS Blended Research International Equity Fund - Class R6	4,435,554	61,121,929
MFS Emerging Markets Equity Fund - Class R6	153,814	5,568,081
MFS International Growth Fund - Class R6	430,126	19,506,231
MFS International Intrinsic Value Fund - Class R6	466,841	19,420,579
MFS International New Discovery Fund - Class R6	660,169	22,049,639
MFS Research International Fund - Class R6	935,542	22,078,782
		$155,310,246
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	7,850,942	$28,184,881
MFS Global Real Estate Fund - Class R6	1,577,779	27,548,027
		$55,732,908
U.S. Stock Funds – 56.0%
MFS Blended Research Core Equity Fund - Class R6	675,707	$26,440,408
MFS Blended Research Growth Equity Fund - Class R6	1,185,432	29,457,972
MFS Blended Research Mid Cap Equity Fund - Class R6	3,669,437	57,206,518
MFS Blended Research Small Cap Equity Fund - Class R6	894,134	14,198,853
MFS Blended Research Value Equity Fund - Class R6	1,815,233	31,330,926
MFS Growth Fund - Class R6	134,468	29,066,540
MFS Mid Cap Growth Fund - Class R6 (a)	868,594	28,151,144
MFS Mid Cap Value Fund - Class R6	798,301	28,523,284
MFS New Discovery Fund - Class R6 (a)	229,703	7,157,560
MFS New Discovery Value Fund - Class R6	369,932	7,124,887
MFS Research Fund - Class R6	425,409	26,315,828
MFS Value Fund - Class R6	582,814	30,959,083
		$315,933,003
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.87% (v)	12,852,655	$12,853,940
Total Investment Companies (Identified Cost, $408,060,693)		$563,966,288
Other Assets, Less Liabilities – (0.0)%		(169,954)
Net Assets – 100.0%		$563,796,334
See Portfolio Footnotes and Notes to Financial Statements
LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2055 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.2%
Bond Funds – 4.4%
MFS Inflation-Adjusted Bond Fund - Class R6	1,011,116	$9,231,491
MFS Total Return Bond Fund - Class R6	753,088	7,161,864
		$16,393,355
International Stock Funds – 27.9%
MFS Blended Research Emerging Markets Equity Fund - Class R6	259,547	$3,714,111
MFS Blended Research International Equity Fund - Class R6	2,964,226	40,847,030
MFS Emerging Markets Equity Fund - Class R6	102,610	3,714,492
MFS International Growth Fund - Class R6	286,639	12,999,092
MFS International Intrinsic Value Fund - Class R6	311,951	12,977,183
MFS International New Discovery Fund - Class R6	442,575	14,782,015
MFS Research International Fund - Class R6	626,110	14,776,191
		$103,810,114
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	5,179,868	$18,595,727
MFS Global Real Estate Fund - Class R6	1,054,406	18,409,930
		$37,005,657
U.S. Stock Funds – 55.6%
MFS Blended Research Core Equity Fund - Class R6	440,164	$17,223,633
MFS Blended Research Growth Equity Fund - Class R6	768,573	19,099,027
MFS Blended Research Mid Cap Equity Fund - Class R6	2,388,442	37,235,809
MFS Blended Research Small Cap Equity Fund - Class R6	585,924	9,304,480
MFS Blended Research Value Equity Fund - Class R6	1,186,248	20,474,643
MFS Growth Fund - Class R6	88,211	19,067,597
MFS Mid Cap Growth Fund - Class R6 (a)	573,533	18,588,210
MFS Mid Cap Value Fund - Class R6	520,984	18,614,748
MFS New Discovery Fund - Class R6 (a)	149,425	4,656,070
MFS New Discovery Value Fund - Class R6	241,627	4,653,745
MFS Research Fund - Class R6	278,261	17,213,212
MFS Value Fund - Class R6	385,002	20,451,322
		$206,582,496
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.87% (v)	8,421,123	$8,421,965
Total Investment Companies (Identified Cost, $285,837,038)		$372,213,587
Other Assets, Less Liabilities – (0.2)%		(761,372)
Net Assets – 100.0%		$371,452,215
See Portfolio Footnotes and Notes to Financial Statements

LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2060 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 100.0%
Bond Funds – 4.4%
MFS Inflation-Adjusted Bond Fund - Class R6	557,329	$5,088,412
MFS Total Return Bond Fund - Class R6	420,355	3,997,581
		$9,085,993
International Stock Funds – 27.6%
MFS Blended Research Emerging Markets Equity Fund - Class R6	140,391	$2,008,999
MFS Blended Research International Equity Fund - Class R6	1,616,444	22,274,594
MFS Emerging Markets Equity Fund - Class R6	55,536	2,010,396
MFS International Growth Fund - Class R6	156,346	7,090,300
MFS International Intrinsic Value Fund - Class R6	171,047	7,115,556
MFS International New Discovery Fund - Class R6	242,612	8,103,225
MFS Research International Fund - Class R6	343,710	8,111,562
		$56,714,632
Non-Traditional Funds – 9.9%
MFS Commodity Strategy Fund - Class R6	2,838,770	$10,191,185
MFS Global Real Estate Fund - Class R6	579,986	10,126,552
		$20,317,737
U.S. Stock Funds – 55.8%
MFS Blended Research Core Equity Fund - Class R6	245,413	$9,603,009
MFS Blended Research Growth Equity Fund - Class R6	428,369	10,644,974
MFS Blended Research Mid Cap Equity Fund - Class R6	1,324,167	20,643,763
MFS Blended Research Small Cap Equity Fund - Class R6	326,045	5,177,592
MFS Blended Research Value Equity Fund - Class R6	658,998	11,374,305
MFS Growth Fund - Class R6	48,808	10,550,272
MFS Mid Cap Growth Fund - Class R6 (a)	315,102	10,212,469
MFS Mid Cap Value Fund - Class R6	289,572	10,346,425
MFS New Discovery Fund - Class R6 (a)	83,520	2,602,486
MFS New Discovery Value Fund - Class R6	134,746	2,595,207
MFS Research Fund - Class R6	154,375	9,549,630
MFS Value Fund - Class R6	212,351	11,280,070
		$114,580,202
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 4.87% (v)	4,648,726	$4,649,191
Total Investment Companies (Identified Cost, $168,060,252)		$205,347,755
Other Assets, Less Liabilities – 0.0%		776
Net Assets – 100.0%		$205,348,531
See Portfolio Footnotes and Notes to Financial Statements
LFTFS-SEM

Portfolio of Investments (unaudited) – continued
MFS Lifetime 2065 Fund
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 98.9%
Bond Funds – 4.6%
MFS Inflation-Adjusted Bond Fund - Class R6	67,964	$620,510
MFS Total Return Bond Fund - Class R6	52,378	498,116
		$1,118,626
International Stock Funds – 28.0%
MFS Blended Research Emerging Markets Equity Fund - Class R6	17,148	$245,389
MFS Blended Research International Equity Fund - Class R6	196,494	2,707,691
MFS Emerging Markets Equity Fund - Class R6	6,783	245,559
MFS International Growth Fund - Class R6	18,963	859,995
MFS International Intrinsic Value Fund - Class R6	20,677	860,155
MFS International New Discovery Fund - Class R6	29,572	987,694
MFS Research International Fund - Class R6	41,621	982,250
		$6,888,733
Non-Traditional Funds – 10.0%
MFS Commodity Strategy Fund - Class R6	343,199	$1,232,084
MFS Global Real Estate Fund - Class R6	70,032	1,222,771
		$2,454,855
U.S. Stock Funds – 55.2%
MFS Blended Research Core Equity Fund - Class R6	28,853	$1,129,005
MFS Blended Research Growth Equity Fund - Class R6	50,011	1,242,759
MFS Blended Research Mid Cap Equity Fund - Class R6	157,065	2,448,635
MFS Blended Research Small Cap Equity Fund - Class R6	38,607	613,082
MFS Blended Research Value Equity Fund - Class R6	78,677	1,357,963
MFS Growth Fund - Class R6	5,742	1,241,265
MFS Mid Cap Growth Fund - Class R6 (a)	37,659	1,220,538
MFS Mid Cap Value Fund - Class R6	34,387	1,228,625
MFS New Discovery Fund - Class R6 (a)	9,832	306,367
MFS New Discovery Value Fund - Class R6	15,944	307,087
MFS Research Fund - Class R6	18,241	1,128,406
MFS Value Fund - Class R6	25,587	1,359,198
		$13,582,930
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.87% (v)	265,657	$265,683
Total Investment Companies (Identified Cost, $21,196,971)		$24,310,827
Other Assets, Less Liabilities – 1.1%		275,562
Net Assets – 100.0%		$24,586,389
Portfolio Footnotes:
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of each fund’s investments in affiliated issuers were as follows:
Affiliated Issuers
MFS Lifetime Income Fund	$595,659,995
MFS Lifetime 2025 Fund	376,212,227
MFS Lifetime 2030 Fund	768,401,229
MFS Lifetime 2035 Fund	608,810,466
MFS Lifetime 2040 Fund	779,691,769
MFS Lifetime 2045 Fund	524,835,187
MFS Lifetime 2050 Fund	563,966,288
MFS Lifetime 2055 Fund	372,213,587
MFS Lifetime 2060 Fund	205,347,755
MFS Lifetime 2065 Fund	24,310,827

LFTFS-SEM

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
See Notes to Financial Statements
LFTFS-SEM

Financial Statements
Statements of Assets and Liabilities
At 10/31/24 (unaudited)
These statements represent each fund's balance sheet, which details the assets and liabilities comprising the total value of each fund.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $524,108,316, $339,728,045, and $629,624,372, respectively)	$595,659,995	$376,212,227	$768,401,229
Receivables for
Investments sold	125,893	86,735	286,732
Fund shares sold	267,447	145,968	183,292
Receivable from investment adviser	113,578	82,369	143,250
Other assets	42,055	47,030	43,218
Total assets	$596,208,968	$376,574,329	$769,057,721
Liabilities
Payables for
Distributions	$79,519	$—	$—
Investments purchased	56,681	10,603	21,315
Fund shares reacquired	243,113	310,878	596,666
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	147,950	72,565	155,641
Distribution and service fees	5,723	2,358	5,910
Payable for audit and tax fees	23,267	22,426	22,850
Accrued expenses and other liabilities	39,419	17,375	25,475
Total liabilities	$595,768	$436,301	$827,953
Net assets	$595,613,200	$376,138,028	$768,229,768
Net assets consist of
Paid-in capital	$535,059,351	$331,468,949	$602,573,117
Total distributable earnings (loss)	60,553,849	44,669,079	165,656,651
Net assets	$595,613,200	$376,138,028	$768,229,768

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Net assets
Class A	$190,956,216	$35,360,503	$93,591,319
Class B	614,190	380,531	1,790,877
Class C	17,786,398	2,666,504	7,440,387
Class I	42,852,659	2,919,086	8,255,019
Class R1	2,970,190	352,388	3,348,059
Class R2	22,446,708	12,601,777	36,857,468
Class R3	112,929,341	96,924,961	210,910,193
Class R4	16,909,176	29,656,647	38,962,517
Class R6	188,148,322	195,275,631	367,073,929
Total net assets	$595,613,200	$376,138,028	$768,229,768
Shares of beneficial interest outstanding
Class A	15,211,119	2,565,934	5,569,258
Class B	48,924	27,760	108,000
Class C	1,417,656	196,777	453,611
Class I	3,412,495	210,560	487,302
Class R1	236,246	25,530	201,424
Class R2	1,787,854	916,561	2,214,832
Class R3	8,996,020	7,039,132	12,593,694
Class R4	1,347,610	2,131,616	2,291,451
Class R6	14,941,388	14,039,767	21,611,031
Total shares of beneficial interest outstanding	47,399,312	27,153,637	45,530,603
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$12.55	$13.78	$16.80
Offering price per share (100 / 95.75 x net asset value per share)	$13.11	$—	$—
Offering price per share (100 / 94.25 x net asset value per share)	$—	$14.62	$17.82
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.55	$13.71	$16.58
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$12.55	$13.55	$16.40
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.56	$13.86	$16.94
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.57	$13.80	$16.62
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.56	$13.75	$16.64
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.55	$13.77	$16.75
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.55	$13.91	$17.00

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$12.59	$13.91	$16.99
On sales of $100,000 or more, the maximum offering price of Class A shares is reduced for the MFS Lifetime Income Fund. On sales of $50,000 or more, the maximum offering price of Class A shares is reduced for all other funds. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/24	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $477,274,709, $534,525,176, $387,745,289, and $408,060,693, respectively)	$608,810,466	$779,691,769	$524,835,187	$563,966,288
Receivables for
Investments sold	70,855	467,827	432,812	459,828
Fund shares sold	800,080	355,071	391,159	512,856
Receivable from investment adviser	120,745	146,775	111,810	117,675
Other assets	47,457	44,859	48,053	47,790
Total assets	$609,849,603	$780,706,301	$525,819,021	$565,104,437
Liabilities
Payables for
Investments purchased	$739,897	$25,751	$66,528	$—
Fund shares reacquired	208,730	830,115	887,080	1,145,190
Payable to affiliates
Administrative services fee	96	96	96	96
Shareholder servicing costs	107,975	151,653	102,346	113,316
Distribution and service fees	3,772	5,782	3,291	3,540
Payable for audit and tax fees	22,430	23,348	22,928	22,994
Accrued expenses and other liabilities	20,614	25,006	20,292	22,967
Total liabilities	$1,103,514	$1,061,751	$1,102,561	$1,308,103
Net assets	$608,746,089	$779,644,550	$524,716,460	$563,796,334
Net assets consist of
Paid-in capital	$471,154,443	$531,588,955	$389,495,756	$410,552,234
Total distributable earnings (loss)	137,591,646	248,055,595	135,220,704	153,244,100
Net assets	$608,746,089	$779,644,550	$524,716,460	$563,796,334

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Net assets
Class A	$45,551,168	$74,219,273	$35,408,640	$40,778,343
Class B	621,716	1,200,583	380,470	602,877
Class C	5,720,924	6,510,993	3,093,812	4,353,395
Class I	8,573,349	15,113,013	12,532,335	8,183,339
Class R1	1,334,907	3,214,912	713,477	900,984
Class R2	14,513,840	42,456,406	10,400,695	16,848,233
Class R3	167,768,448	214,097,809	163,719,184	156,087,633
Class R4	26,199,359	38,606,777	19,087,846	39,428,627
Class R6	338,462,378	384,224,784	279,380,001	296,612,903
Total net assets	$608,746,089	$779,644,550	$524,716,460	$563,796,334
Shares of beneficial interest outstanding
Class A	2,489,109	3,663,640	1,759,221	1,683,741
Class B	34,187	59,605	19,041	25,280
Class C	319,308	330,051	156,710	184,891
Class I	466,235	738,709	617,776	337,121
Class R1	73,528	160,860	35,719	38,090
Class R2	792,834	2,110,955	518,458	704,124
Class R3	9,148,643	10,571,050	8,137,742	6,503,524
Class R4	1,413,501	1,875,866	938,626	1,623,992
Class R6	18,282,213	18,681,087	13,754,270	12,221,000
Total shares of beneficial interest outstanding	33,019,558	38,191,823	25,937,563	23,321,763
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$18.30	$20.26	$20.13	$24.22
Offering price per share (100 / 94.25 x net asset value per share)	$19.42	$21.50	$21.36	$25.70
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$18.19	$20.14	$19.98	$23.85
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$17.92	$19.73	$19.74	$23.55
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.39	$20.46	$20.29	$24.27
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.15	$19.99	$19.97	$23.65
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.31	$20.11	$20.06	$23.93
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.34	$20.25	$20.12	$24.00
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.54	$20.58	$20.34	$24.28

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$18.51	$20.57	$20.31	$24.27
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Statements of Assets and Liabilities (unaudited) – continued
At 10/31/24	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Assets
Investments in affiliated issuers, at value (identified cost, $285,837,038, $168,060,252, and $21,196,971, respectively)	$372,213,587	$205,347,755	$24,310,827
Receivables for
Investments sold	4,531,567	32,355	230,540
Fund shares sold	427,901	432,774	124,535
Receivable from investment adviser	89,555	64,147	17,095
Other assets	47,551	47,492	721
Total assets	$377,310,161	$205,924,523	$24,683,718
Liabilities
Payables for
Investments purchased	$122,378	$341,503	$57,127
Fund shares reacquired	5,615,117	151,409	2,262
Payable to affiliates
Administrative services fee	96	96	96
Shareholder servicing costs	73,993	40,146	3,930
Distribution and service fees	2,468	1,340	185
Payable for audit and tax fees	22,924	22,523	19,749
Accrued expenses and other liabilities	20,970	18,975	13,980
Total liabilities	$5,857,946	$575,992	$97,329
Net assets	$371,452,215	$205,348,531	$24,586,389
Net assets consist of
Paid-in capital	$287,041,455	$170,208,196	$21,451,467
Total distributable earnings (loss)	84,410,760	35,140,335	3,134,922
Net assets	$371,452,215	$205,348,531	$24,586,389

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net assets
Class A	$23,800,266	$17,765,825	$1,637,076
Class B	380,923	153,162	—
Class C	3,000,324	1,530,453	243,671
Class I	4,183,175	649,019	124,132
Class R1	1,858,218	102,648	65,256
Class R2	10,374,790	3,805,220	384,426
Class R3	106,943,520	64,801,608	9,571,948
Class R4	12,997,184	5,033,729	504,574
Class R6	207,913,815	111,506,867	12,055,306
Total net assets	$371,452,215	$205,348,531	$24,586,389
Shares of beneficial interest outstanding
Class A	1,141,413	1,059,660	159,788
Class B	18,355	9,119	—
Class C	146,530	92,605	23,962
Class I	200,021	38,313	12,055
Class R1	90,564	6,084	6,399
Class R2	498,009	227,478	37,593
Class R3	5,125,859	3,860,513	934,100
Class R4	615,587	297,400	49,049
Class R6	9,849,274	6,564,616	1,169,913
Total shares of beneficial interest outstanding	17,685,612	12,155,788	2,392,859
Class A shares
Net asset value per share (net assets / shares of beneficial interest outstanding)	$20.85	$16.77	$10.25
Offering price per share (100 / 94.25 x net asset value per share)	$22.12	$17.79	$10.88
Class B shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$20.75	$16.80	$—
Class C shares
Net asset value and offering price per share (net assets / shares of beneficial interest outstanding)	$20.48	$16.53	$10.17
Class I shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.91	$16.94	$10.30
Class R1 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.52	$16.87	$10.20
Class R2 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.83	$16.73	$10.23
Class R3 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$20.86	$16.79	$10.25
Class R4 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.11	$16.93	$10.29

Statements of Assets and Liabilities (unaudited) – continued
	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class R6 shares
Net asset value, offering price, and redemption price per share (net assets / shares of beneficial interest outstanding)	$21.11	$16.99	$10.30
On sales of $50,000 or more, the maximum offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.
See Notes to Financial Statements

Financial Statements
Statements of Operations
Six months ended 10/31/24 (unaudited)
These statements describe how much each fund earned in investment income and accrued in expenses. They also describe any gains or losses generated by each fund’s operations.
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Net investment income (loss)
Dividends from affiliated issuers	$10,125,289	$6,209,261	$10,636,178	$5,739,082	$4,578,423
Payments from investment adviser for other expenses agreement (See Note 3)	121,114	141,345	270,329	241,953	274,736
Total investment income	$10,246,403	$6,350,606	$10,906,507	$5,981,035	$4,853,159
Expenses
Distribution and service fees	$571,045	$226,042	$550,324	$350,699	$526,359
Shareholder servicing costs	306,370	155,591	327,446	231,669	327,712
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	6,528	4,425	7,855	6,050	7,559
Custodian fee	12,361	4,830	8,040	6,322	7,654
Shareholder communications	24,028	8,294	14,406	13,016	17,204
Audit and tax fees	24,336	23,495	23,918	23,499	23,916
Legal fees	1,333	1,019	2,006	1,552	1,922
Registration fees	73,635	66,271	76,951	71,462	76,851
Miscellaneous	20,078	18,692	20,947	19,650	20,652
Total expenses	$1,048,537	$517,482	$1,040,716	$732,742	$1,018,652
Reduction of expenses by investment adviser and distributor	(484,381)	(292,676)	(495,551)	(381,108)	(493,673)
Net expenses	$564,156	$224,806	$545,165	$351,634	$524,979
Net investment income (loss)	$9,682,247	$6,125,800	$10,361,342	$5,629,401	$4,328,180
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$5,880,887	$4,201,328	$15,478,402	$4,406,500	$7,088,362
Capital gain distributions from affiliated issuers	14,263	9,925	27,845	30,052	47,373
Net realized gain (loss)	$5,895,150	$4,211,253	$15,506,247	$4,436,552	$7,135,735
Change in unrealized appreciation or depreciation
Affiliated issuers	$21,470,775	$13,872,246	$28,595,256	$36,732,261	$54,313,498
Net realized and unrealized gain (loss)	$27,365,925	$18,083,499	$44,101,503	$41,168,813	$61,449,233
Change in net assets from operations	$37,048,172	$24,209,299	$54,462,845	$46,798,214	$65,777,413
See Notes to Financial Statements

Statements of Operations (unaudited) – continued
Six months ended 10/31/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Net investment income (loss)
Dividends from affiliated issuers	$2,000,982	$1,259,721	$832,437	$457,108	$49,080
Payments from investment adviser for other expenses agreement (See Note 3)	207,876	219,747	153,736	80,741	7,734
Total investment income	$2,208,858	$1,479,468	$986,173	$537,849	$56,814
Expenses
Distribution and service fees	$302,779	$323,963	$224,776	$122,027	$14,398
Shareholder servicing costs	217,506	242,104	166,628	101,616	14,949
Administrative services fee	8,823	8,823	8,823	8,823	8,823
Independent Trustees' compensation	5,380	5,662	4,052	2,681	1,518
Custodian fee	5,642	5,883	4,471	3,227	4,648
Shareholder communications	14,850	18,456	17,173	17,800	4,419
Audit and tax fees	23,497	23,563	23,493	23,092	20,317
Legal fees	1,332	1,430	930	490	43
Registration fees	69,139	69,009	66,847	64,026	99,466
Miscellaneous	19,173	19,401	18,550	17,682	16,313
Total expenses	$668,121	$718,294	$535,743	$361,464	$184,894
Reduction of expenses by investment adviser and distributor	(363,988)	(392,827)	(309,976)	(238,913)	(172,191)
Net expenses	$304,133	$325,467	$225,767	$122,551	$12,703
Net investment income (loss)	$1,904,725	$1,154,001	$760,406	$415,298	$44,111
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Investments in affiliated issuers	$3,762,072	$3,567,567	$1,317,483	$(32,798)	$42,622
Capital gain distributions from affiliated issuers	34,643	38,577	25,683	14,033	1,433
Net realized gain (loss)	$3,796,715	$3,606,144	$1,343,166	$(18,765)	$44,055
Change in unrealized appreciation or depreciation
Affiliated issuers	$39,375,547	$44,271,570	$30,062,344	$17,082,272	$1,705,772
Net realized and unrealized gain (loss)	$43,172,262	$47,877,714	$31,405,510	$17,063,507	$1,749,827
Change in net assets from operations	$45,076,987	$49,031,715	$32,165,916	$17,478,805	$1,793,938
See Notes to Financial Statements

Financial Statements
Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
Six months ended 10/31/24 (unaudited)	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$9,682,247	$6,125,800	$10,361,342	$5,629,401	$4,328,180
Net realized gain (loss)	5,895,150	4,211,253	15,506,247	4,436,552	7,135,735
Net unrealized gain (loss)	21,470,775	13,872,246	28,595,256	36,732,261	54,313,498
Change in net assets from operations	$37,048,172	$24,209,299	$54,462,845	$46,798,214	$65,777,413
Total distributions to shareholders	$(9,528,028)	$—	$—	$—	$—
Change in net assets from fund share transactions	$(53,451,545)	$(34,648,848)	$(71,830,120)	$(31,009,493)	$(53,331,807)
Total change in net assets	$(25,931,401)	$(10,439,549)	$(17,367,275)	$15,788,721	$12,445,606
Net assets
At beginning of period	621,544,601	386,577,577	785,597,043	592,957,368	767,198,944
At end of period	$595,613,200	$376,138,028	$768,229,768	$608,746,089	$779,644,550
Six months ended 10/31/24 (unaudited)	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$1,904,725	$1,154,001	$760,406	$415,298	$44,111
Net realized gain (loss)	3,796,715	3,606,144	1,343,166	(18,765)	44,055
Net unrealized gain (loss)	39,375,547	44,271,570	30,062,344	17,082,272	1,705,772
Change in net assets from operations	$45,076,987	$49,031,715	$32,165,916	$17,478,805	$1,793,938
Change in net assets from fund share transactions	$(27,782,478)	$(33,150,332)	$(18,524,882)	$(4,921,608)	$4,565,658
Total change in net assets	$17,294,509	$15,881,383	$13,641,034	$12,557,197	$6,359,596
Net assets
At beginning of period	507,421,951	547,914,951	357,811,181	192,791,334	18,226,793
At end of period	$524,716,460	$563,796,334	$371,452,215	$205,348,531	$24,586,389
See Notes to Financial Statements

Statements of Changes in Net Assets – continued
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Change in net assets
From operations
Net investment income (loss)	$20,607,953	$12,056,097	$21,620,492	$12,932,128	$14,107,196
Net realized gain (loss)	13,176,555	6,097,068	20,188,082	8,832,260	11,606,884
Net unrealized gain (loss)	(1,933,335)	3,542,215	18,190,051	35,450,809	62,817,771
Change in net assets from operations	$31,851,173	$21,695,380	$59,998,625	$57,215,197	$88,531,851
Total distributions to shareholders	$(28,125,348)	$(12,272,947)	$(29,656,475)	$(15,335,080)	$(24,513,935)
Change in net assets from fund share transactions	$(18,799,478)	$36,458,690	$62,708,566	$85,664,033	$89,772,806
Total change in net assets	$(15,073,653)	$45,881,123	$93,050,716	$127,544,150	$153,790,722
Net assets
At beginning of period	636,618,254	340,696,454	692,546,327	465,413,218	613,408,222
At end of period	$621,544,601	$386,577,577	$785,597,043	$592,957,368	$767,198,944
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Change in net assets
From operations
Net investment income (loss)	$8,184,010	$7,959,386	$5,175,910	$2,662,386	$214,304
Net realized gain (loss)	7,446,742	8,035,265	4,609,921	1,774,450	54,561
Net unrealized gain (loss)	44,216,776	48,872,649	32,089,109	17,278,975	1,441,035
Change in net assets from operations	$59,847,528	$64,867,300	$41,874,940	$21,715,811	$1,709,900
Total distributions to shareholders	$(14,556,070)	$(16,711,959)	$(10,914,914)	$(5,206,962)	$(284,999)
Change in net assets from fund share transactions	$70,634,667	$86,207,259	$64,351,222	$49,691,500	$10,331,452
Total change in net assets	$115,926,125	$134,362,600	$95,311,248	$66,200,349	$11,756,353
Net assets
At beginning of period	391,495,826	413,552,351	262,499,933	126,590,985	6,470,440
At end of period	$507,421,951	$547,914,951	$357,811,181	$192,791,334	$18,226,793
See Notes to Financial Statements

Financial Statements
Financial Highlights
MFS Lifetime Income Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.38	$0.35	$0.45	$0.23	$0.30
Net realized and unrealized gain (loss)	0.54	0.21	(0.40)	(1.01)	1.72	0.05
Total from investment operations	$0.73	$0.59	$(0.05)	$(0.56)	$1.95	$0.35
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.44)	$(0.29)	$(0.45)	$(0.27)	$(0.31)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.19)	$(0.52)	$(0.49)	$(0.80)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$12.55	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	6.07(n)	5.03	(0.28)	(4.52)	16.01	2.78
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.43	0.44	0.43	0.43	0.45
Expenses after expense reductions (h)	0.25(a)	0.24	0.25	0.23	0.23	0.23
Net investment income (loss) (l)	3.02(a)	3.17	2.90	3.28	1.77	2.37
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$190,956	$186,276	$190,944	$166,307	$164,096	$124,123
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.28	$0.27	$0.33	$0.15	$0.20
Net realized and unrealized gain (loss)	0.54	0.22	(0.41)	(1.00)	1.70	0.04
Total from investment operations	$0.68	$0.50	$(0.14)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.14)	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.55	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	5.67(n)	4.25	(1.03)	(5.24)	15.16	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.19	1.18	1.19	1.20
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.26(a)	2.36	2.26	2.39	1.15	1.61
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$614	$839	$1,647	$1,914	$3,347	$5,774
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.93	$12.47	$13.83	$12.28	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.29	$0.25	$0.34	$0.15	$0.20
Net realized and unrealized gain (loss)	0.54	0.22	(0.39)	(1.01)	1.70	0.04
Total from investment operations	$0.68	$0.51	$(0.14)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.14)	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.55	$12.01	$11.93	$12.47	$13.83	$12.28
Total return (%) (r)(s)(t)(x)	5.67(n)	4.34	(1.03)	(5.24)	15.17	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.20	1.18	1.19	1.20
Expenses after expense reductions (h)	1.00(a)	0.99	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.26(a)	2.39	2.07	2.47	1.16	1.60
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$17,786	$23,192	$39,244	$55,415	$81,542	$98,286
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.02	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.41	$0.37	$0.49	$0.28	$0.33
Net realized and unrealized gain (loss)	0.53	0.22	(0.39)	(1.02)	1.70	0.04
Total from investment operations	$0.74	$0.63	$(0.02)	$(0.53)	$1.98	$0.37
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.47)	$(0.32)	$(0.48)	$(0.30)	$(0.34)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.20)	$(0.55)	$(0.52)	$(0.83)	$(0.43)	$(0.48)
Net asset value, end of period (x)	$12.56	$12.02	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	6.20(n)	5.38	(0.03)	(4.28)	16.30	2.96
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.19	0.18	0.18	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.27(a)	3.41	3.11	3.58	2.14	2.61
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$42,853	$41,571	$43,462	$45,108	$46,956	$34,513
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.03	$11.96	$12.49	$13.85	$12.30	$12.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.28	$0.27	$0.36	$0.14	$0.20
Net realized and unrealized gain (loss)	0.54	0.22	(0.40)	(1.03)	1.71	0.04
Total from investment operations	$0.68	$0.50	$(0.13)	$(0.67)	$1.85	$0.24
Less distributions declared to shareholders
From net investment income	$(0.14)	$(0.35)	$(0.20)	$(0.34)	$(0.17)	$(0.21)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.14)	$(0.43)	$(0.40)	$(0.69)	$(0.30)	$(0.35)
Net asset value, end of period (x)	$12.57	$12.03	$11.96	$12.49	$13.85	$12.30
Total return (%) (r)(s)(t)(x)	5.67(n)	4.25	(0.94)	(5.23)	15.15	1.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.18	1.19	1.18	1.19	1.20
Expenses after expense reductions (h)	1.00(a)	0.99	1.00	0.98	0.98	0.98
Net investment income (loss) (l)	2.26(a)	2.38	2.22	2.61	1.08	1.58
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$2,970	$2,703	$2,792	$1,779	$1,932	$2,493
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.35	$0.34	$0.40	$0.21	$0.26
Net realized and unrealized gain (loss)	0.55	0.21	(0.42)	(1.00)	1.71	0.05
Total from investment operations	$0.72	$0.56	$(0.08)	$(0.60)	$1.92	$0.31
Less distributions declared to shareholders
From net investment income	$(0.17)	$(0.41)	$(0.26)	$(0.41)	$(0.24)	$(0.28)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.17)	$(0.49)	$(0.46)	$(0.76)	$(0.37)	$(0.42)
Net asset value, end of period (x)	$12.56	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	6.02(n)	4.77	(0.53)	(4.76)	15.73	2.44
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.69	0.69	0.68	0.69	0.70
Expenses after expense reductions (h)	0.50(a)	0.49	0.50	0.48	0.48	0.48
Net investment income (loss) (l)	2.76(a)	2.91	2.88	2.92	1.60	2.07
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$22,447	$22,747	$27,337	$7,981	$10,823	$14,259
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29	$12.40
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.19	$0.38	$0.36	$0.43	$0.25	$0.30
Net realized and unrealized gain (loss)	0.54	0.21	(0.41)	(0.99)	1.70	0.04
Total from investment operations	$0.73	$0.59	$(0.05)	$(0.56)	$1.95	$0.34
Less distributions declared to shareholders
From net investment income	$(0.19)	$(0.44)	$(0.29)	$(0.45)	$(0.27)	$(0.31)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.19)	$(0.52)	$(0.49)	$(0.80)	$(0.40)	$(0.45)
Net asset value, end of period (x)	$12.55	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	6.07(n)	5.03	(0.28)	(4.52)	16.01	2.70
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.43	0.44	0.43	0.43	0.45
Expenses after expense reductions (h)	0.25(a)	0.24	0.25	0.23	0.23	0.23
Net investment income (loss) (l)	3.01(a)	3.17	3.00	3.13	1.90	2.39
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$112,929	$121,320	$120,218	$61,647	$75,909	$67,237
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.01	$11.94	$12.48	$13.84	$12.29	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.40	$0.40	$0.45	$0.28	$0.33
Net realized and unrealized gain (loss)	0.53	0.22	(0.42)	(0.98)	1.70	0.05
Total from investment operations	$0.74	$0.62	$(0.02)	$(0.53)	$1.98	$0.38
Less distributions declared to shareholders
From net investment income	$(0.20)	$(0.47)	$(0.32)	$(0.48)	$(0.30)	$(0.34)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.20)	$(0.55)	$(0.52)	$(0.83)	$(0.43)	$(0.48)
Net asset value, end of period (x)	$12.55	$12.01	$11.94	$12.48	$13.84	$12.29
Total return (%) (r)(s)(t)(x)	6.20(n)	5.29	(0.03)	(4.28)	16.30	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.19	0.18	0.19	0.20
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.27(a)	3.33	3.36	3.28	2.14	2.61
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$16,909	$18,412	$26,707	$11,700	$31,138	$41,807
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.05	$11.98	$12.52	$13.88	$12.32	$12.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.21	$0.43	$0.42	$0.50	$0.30	$0.34
Net realized and unrealized gain (loss)	0.54	0.21	(0.43)	(1.02)	1.71	0.04
Total from investment operations	$0.75	$0.64	$(0.01)	$(0.52)	$2.01	$0.38
Less distributions declared to shareholders
From net investment income	$(0.21)	$(0.49)	$(0.33)	$(0.49)	$(0.32)	$(0.35)
From net realized gain	—	(0.08)	(0.20)	(0.35)	(0.13)	(0.14)
Total distributions declared to shareholders	$(0.21)	$(0.57)	$(0.53)	$(0.84)	$(0.45)	$(0.49)
Net asset value, end of period (x)	$12.59	$12.05	$11.98	$12.52	$13.88	$12.32
Total return (%) (r)(s)(t)(x)	6.25(n)	5.41	0.09	(4.18)	16.44	3.04
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.07	0.08	0.09	0.10	0.12
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.39(a)	3.55	3.54	3.61	2.24	2.69
Portfolio turnover rate	2(n)	9	16	7	12	15
Net assets at end of period (000 omitted)	$188,148	$204,485	$184,269	$81,457	$87,750	$42,065

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime Income Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.97	$12.65	$13.38	$15.00	$12.75	$13.03
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.41	$0.35	$0.51	$0.25	$0.30
Net realized and unrealized gain (loss)	0.61	0.32	(0.40)	(1.09)	2.38	(0.11)
Total from investment operations	$0.81	$0.73	$(0.05)	$(0.58)	$2.63	$0.19
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.32)	$(0.53)	$(0.26)	$(0.28)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.41)	$(0.68)	$(1.04)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$13.78	$12.97	$12.65	$13.38	$15.00	$12.75
Total return (%) (r)(s)(t)(x)	6.25(n)	5.77	(0.13)	(4.47)	20.70	1.25
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.48	0.48	0.46	0.47	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.23
Net investment income (loss) (l)	2.92(a)	3.18	2.74	3.41	1.77	2.25
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$35,361	$36,142	$23,748	$26,794	$29,637	$26,335
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.95	$12.58	$13.29	$14.89	$12.64	$12.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.29	$0.25	$0.40	$0.14	$0.20
Net realized and unrealized gain (loss)	0.61	0.34	(0.40)	(1.09)	2.36	(0.12)
Total from investment operations	$0.76	$0.63	$(0.15)	$(0.69)	$2.50	$0.08
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.20)	$(0.40)	$(0.13)	$(0.18)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.26)	$(0.56)	$(0.91)	$(0.25)	$(0.37)
Net asset value, end of period (x)	$13.71	$12.95	$12.58	$13.29	$14.89	$12.64
Total return (%) (r)(s)(t)(x)	5.87(n)	5.00	(0.95)	(5.15)	19.83	0.48
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.21	1.22	1.26
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	2.17(a)	2.27	1.97	2.71	1.00	1.49
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$381	$512	$799	$1,156	$1,447	$1,632
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.80	$12.46	$13.20	$14.80	$12.58	$12.86
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.29	$0.26	$0.40	$0.14	$0.19
Net realized and unrealized gain (loss)	0.60	0.33	(0.40)	(1.09)	2.35	(0.11)
Total from investment operations	$0.75	$0.62	$(0.14)	$(0.69)	$2.49	$0.08
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.24)	$(0.40)	$(0.15)	$(0.17)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.28)	$(0.60)	$(0.91)	$(0.27)	$(0.36)
Net asset value, end of period (x)	$13.55	$12.80	$12.46	$13.20	$14.80	$12.58
Total return (%) (r)(s)(t)(x)	5.86(n)	4.96	(0.88)	(5.19)	19.86	0.45
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.21	1.22	1.26
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.16(a)	2.28	2.07	2.74	1.03	1.46
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$2,667	$2,766	$3,478	$3,571	$4,618	$3,852
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.03	$12.69	$13.43	$15.06	$12.79	$13.08
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.42	$0.38	$0.55	$0.30	$0.33
Net realized and unrealized gain (loss)	0.61	0.35	(0.40)	(1.10)	2.38	(0.12)
Total from investment operations	$0.83	$0.77	$(0.02)	$(0.55)	$2.68	$0.21
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.36)	$(0.57)	$(0.29)	$(0.31)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.43)	$(0.72)	$(1.08)	$(0.41)	$(0.50)
Net asset value, end of period (x)	$13.86	$13.03	$12.69	$13.43	$15.06	$12.79
Total return (%) (r)(s)(t)(x)	6.37(n)	6.06	0.07	(4.26)	21.10	1.38
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.23	0.23	0.21	0.22	0.26
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.16(a)	3.30	2.99	3.68	2.08	2.49
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$2,919	$2,846	$2,724	$4,104	$3,131	$1,445
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.04	$12.70	$13.44	$15.04	$12.65	$12.95
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.30	$0.26	$0.39	$0.09	$0.19
Net realized and unrealized gain (loss)	0.61	0.34	(0.41)	(1.09)	2.42	(0.12)
Total from investment operations	$0.76	$0.64	$(0.15)	$(0.70)	$2.51	$0.07
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.23)	$(0.39)	$—	$(0.18)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.30)	$(0.59)	$(0.90)	$(0.12)	$(0.37)
Net asset value, end of period (x)	$13.80	$13.04	$12.70	$13.44	$15.04	$12.65
Total return (%) (r)(s)(t)(x)	5.83(n)	4.99	(0.92)	(5.19)	19.86	0.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.22(a)	1.23	1.23	1.21	1.23	1.26
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	2.16(a)	2.31	2.02	2.61	0.67	1.46
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$352	$333	$347	$310	$374	$1,902
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.96	$12.61	$13.35	$14.95	$12.69	$12.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.36	$0.32	$0.47	$0.21	$0.25
Net realized and unrealized gain (loss)	0.61	0.35	(0.41)	(1.08)	2.37	(0.11)
Total from investment operations	$0.79	$0.71	$(0.09)	$(0.61)	$2.58	$0.14
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.29)	$(0.48)	$(0.20)	$(0.22)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.36)	$(0.65)	$(0.99)	$(0.32)	$(0.41)
Net asset value, end of period (x)	$13.75	$12.96	$12.61	$13.35	$14.95	$12.69
Total return (%) (r)(s)(t)(x)	6.10(n)	5.60	(0.48)	(4.64)	20.43	0.93
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.72(a)	0.73	0.73	0.71	0.73	0.76
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	2.66(a)	2.80	2.51	3.15	1.49	1.89
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$12,602	$12,648	$14,322	$16,771	$21,994	$26,607
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$12.96	$12.63	$13.37	$14.98	$12.73	$13.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.39	$0.35	$0.51	$0.25	$0.30
Net realized and unrealized gain (loss)	0.61	0.34	(0.41)	(1.08)	2.38	(0.12)
Total from investment operations	$0.81	$0.73	$(0.06)	$(0.57)	$2.63	$0.18
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.32)	$(0.53)	$(0.26)	$(0.28)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.40)	$(0.68)	$(1.04)	$(0.38)	$(0.47)
Net asset value, end of period (x)	$13.77	$12.96	$12.63	$13.37	$14.98	$12.73
Total return (%) (r)(s)(t)(x)	6.25(n)	5.76	(0.18)	(4.41)	20.74	1.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.47(a)	0.48	0.48	0.46	0.47	0.51
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.91(a)	3.07	2.75	3.43	1.80	2.25
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$96,925	$106,722	$100,312	$109,420	$112,826	$95,013
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.08	$12.73	$13.47	$15.09	$12.81	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.42	$0.38	$0.52	$0.28	$0.33
Net realized and unrealized gain (loss)	0.61	0.36	(0.40)	(1.08)	2.40	(0.12)
Total from investment operations	$0.83	$0.78	$(0.02)	$(0.56)	$2.68	$0.21
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.36)	$(0.55)	$(0.28)	$(0.31)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.43)	$(0.72)	$(1.06)	$(0.40)	$(0.50)
Net asset value, end of period (x)	$13.91	$13.08	$12.73	$13.47	$15.09	$12.81
Total return (%) (r)(s)(t)(x)	6.35(n)	6.11	0.08	(4.26)	21.06	1.37
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.22(a)	0.23	0.23	0.21	0.23	0.26
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.17(a)	3.26	2.99	3.43	2.00	2.49
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$29,657	$29,500	$36,419	$34,089	$82,037	$105,160
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$13.06	$12.73	$13.47	$15.09	$12.82	$13.10
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.45	$0.43	$0.58	$0.32	$0.35
Net realized and unrealized gain (loss)	0.62	0.33	(0.43)	(1.10)	2.38	(0.12)
Total from investment operations	$0.85	$0.78	$0.00	$(0.52)	$2.70	$0.23
Less distributions declared to shareholders
From net investment income	$—	$(0.41)	$(0.38)	$(0.59)	$(0.31)	$(0.32)
From net realized gain	—	(0.04)	(0.36)	(0.51)	(0.12)	(0.19)
Total distributions declared to shareholders	$—	$(0.45)	$(0.74)	$(1.10)	$(0.43)	$(0.51)
Net asset value, end of period (x)	$13.91	$13.06	$12.73	$13.47	$15.09	$12.82
Total return (%) (r)(s)(t)(x)	6.51(n)	6.12	0.24	(4.06)	21.17	1.57
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.08(a)	0.09	0.09	0.07	0.08	0.12
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	3.31(a)	3.48	3.34	3.88	2.22	2.63
Portfolio turnover rate	3(n)	17	18	14	24	18
Net assets at end of period (000 omitted)	$195,276	$195,108	$158,548	$217,171	$228,469	$65,523

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2025 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.70	$15.08	$16.03	$18.20	$14.61	$15.59
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.42	$0.40	$0.72	$0.26	$0.32
Net realized and unrealized gain (loss)	0.90	0.79	(0.45)	(1.34)	3.96	(0.46)
Total from investment operations	$1.10	$1.21	$(0.05)	$(0.62)	$4.22	$(0.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.37)	$(0.73)	$(0.27)	$(0.32)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.59)	$(0.90)	$(1.55)	$(0.63)	$(0.84)
Net asset value, end of period (x)	$16.80	$15.70	$15.08	$16.03	$18.20	$14.61
Total return (%) (r)(s)(t)(x)	7.01(n)	8.06	(0.02)	(4.25)	29.17	(1.36)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.45	0.44	0.44	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	2.43(a)	2.76	2.62	3.95	1.56	2.07
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$93,591	$91,172	$78,198	$78,464	$81,398	$66,732
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.55	$14.92	$15.82	$17.96	$14.41	$15.37
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.30	$0.27	$0.55	$0.13	$0.20
Net realized and unrealized gain (loss)	0.89	0.77	(0.43)	(1.30)	3.91	(0.46)
Total from investment operations	$1.03	$1.07	$(0.16)	$(0.75)	$4.04	$(0.26)
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.21)	$(0.57)	$(0.13)	$(0.18)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.44)	$(0.74)	$(1.39)	$(0.49)	$(0.70)
Net asset value, end of period (x)	$16.58	$15.55	$14.92	$15.82	$17.96	$14.41
Total return (%) (r)(s)(t)(x)	6.62(n)	7.19	(0.74)	(4.98)	28.24	(2.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.20	1.19	1.19	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.67(a)	1.95	1.82	3.09	0.82	1.29
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$1,791	$2,224	$3,104	$4,398	$6,394	$6,495
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.38	$14.78	$15.69	$17.84	$14.31	$15.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.30	$0.26	$0.56	$0.14	$0.19
Net realized and unrealized gain (loss)	0.88	0.76	(0.42)	(1.30)	3.87	(0.44)
Total from investment operations	$1.02	$1.06	$(0.16)	$(0.74)	$4.01	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.22)	$(0.59)	$(0.12)	$(0.19)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.46)	$(0.75)	$(1.41)	$(0.48)	$(0.71)
Net asset value, end of period (x)	$16.40	$15.38	$14.78	$15.69	$17.84	$14.31
Total return (%) (r)(s)(t)(x)	6.63(n)	7.21	(0.76)	(4.97)	28.24	(2.05)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.20	1.19	1.19	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	1.68(a)	1.96	1.78	3.15	0.85	1.26
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$7,440	$7,387	$8,025	$10,573	$12,826	$13,474
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.81	$15.17	$16.12	$18.30	$14.69	$15.66
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.22	$0.46	$0.43	$0.85	$0.31	$0.36
Net realized and unrealized gain (loss)	0.91	0.80	(0.45)	(1.43)	3.98	(0.46)
Total from investment operations	$1.13	$1.26	$(0.02)	$(0.58)	$4.29	$(0.10)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.40)	$(0.78)	$(0.32)	$(0.35)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.62)	$(0.93)	$(1.60)	$(0.68)	$(0.87)
Net asset value, end of period (x)	$16.94	$15.81	$15.17	$16.12	$18.30	$14.69
Total return (%) (r)(s)(t)(x)	7.15(n)	8.35	0.23	(4.02)	29.48	(1.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.20	0.19	0.19	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.67(a)	2.98	2.81	4.65	1.86	2.29
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$8,255	$5,535	$6,146	$6,552	$6,274	$2,395
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.59	$14.97	$15.89	$18.05	$14.43	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.14	$0.30	$0.28	$0.58	$0.11	$0.21
Net realized and unrealized gain (loss)	0.89	0.78	(0.44)	(1.34)	3.94	(0.46)
Total from investment operations	$1.03	$1.08	$(0.16)	$(0.76)	$4.05	$(0.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.23)	$(0.58)	$(0.07)	$(0.22)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.46)	$(0.76)	$(1.40)	$(0.43)	$(0.74)
Net asset value, end of period (x)	$16.62	$15.59	$14.97	$15.89	$18.05	$14.43
Total return (%) (r)(s)(t)(x)	6.61(n)	7.24	(0.73)	(5.00)	28.21	(2.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.19	1.20	1.19	1.20	1.21
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	1.00
Net investment income (loss) (l)	1.67(a)	1.95	1.83	3.21	0.66	1.38
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$3,348	$3,055	$3,347	$4,148	$5,636	$7,150
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.57	$14.94	$15.88	$18.04	$14.47	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.37	$0.35	$0.65	$0.20	$0.28
Net realized and unrealized gain (loss)	0.89	0.80	(0.44)	(1.31)	3.94	(0.46)
Total from investment operations	$1.07	$1.17	$(0.09)	$(0.66)	$4.14	$(0.18)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.32)	$(0.68)	$(0.21)	$(0.26)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.54)	$(0.85)	$(1.50)	$(0.57)	$(0.78)
Net asset value, end of period (x)	$16.64	$15.57	$14.94	$15.88	$18.04	$14.47
Total return (%) (r)(s)(t)(x)	6.87(n)	7.82	(0.26)	(4.50)	28.84	(1.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.69	0.70	0.69	0.70	0.71
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.49	0.49
Net investment income (loss) (l)	2.18(a)	2.45	2.33	3.64	1.24	1.78
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$36,857	$35,220	$46,256	$51,968	$60,402	$66,342
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.65	$15.03	$15.98	$18.15	$14.57	$15.54
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.20	$0.42	$0.39	$0.69	$0.26	$0.32
Net realized and unrealized gain (loss)	0.90	0.79	(0.44)	(1.31)	3.95	(0.45)
Total from investment operations	$1.10	$1.21	$(0.05)	$(0.62)	$4.21	$(0.13)
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.37)	$(0.73)	$(0.27)	$(0.32)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.59)	$(0.90)	$(1.55)	$(0.63)	$(0.84)
Net asset value, end of period (x)	$16.75	$15.65	$15.03	$15.98	$18.15	$14.57
Total return (%) (r)(s)(t)(x)	7.03(n)	8.06	(0.01)	(4.27)	29.18	(1.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.44	0.45	0.44	0.44	0.46
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	2.43(a)	2.73	2.59	3.84	1.58	2.06
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$210,910	$220,766	$199,271	$196,297	$196,178	$158,189
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.87	$15.22	$16.17	$18.34	$14.70	$15.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.23	$0.44	$0.44	$0.71	$0.30	$0.37
Net realized and unrealized gain (loss)	0.90	0.83	(0.46)	(1.29)	4.01	(0.48)
Total from investment operations	$1.13	$1.27	$(0.02)	$(0.58)	$4.31	$(0.11)
Less distributions declared to shareholders
From net investment income	$—	$(0.42)	$(0.40)	$(0.77)	$(0.31)	$(0.35)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.62)	$(0.93)	$(1.59)	$(0.67)	$(0.87)
Net asset value, end of period (x)	$17.00	$15.87	$15.22	$16.17	$18.34	$14.70
Total return (%) (r)(s)(t)(x)	7.12(n)	8.36	0.24	(4.03)	29.58	(1.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.19	0.20	0.19	0.20	0.21
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.68(a)	2.83	2.83	3.87	1.80	2.32
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$38,963	$38,081	$59,570	$58,095	$123,740	$162,913
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.84	$15.20	$16.15	$18.33	$14.70	$15.68
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.24	$0.49	$0.49	$0.79	$0.34	$0.38
Net realized and unrealized gain (loss)	0.91	0.79	(0.48)	(1.35)	3.98	(0.47)
Total from investment operations	$1.15	$1.28	$0.01	$(0.56)	$4.32	$(0.09)
Less distributions declared to shareholders
From net investment income	$—	$(0.44)	$(0.43)	$(0.80)	$(0.33)	$(0.37)
From net realized gain	—	(0.20)	(0.53)	(0.82)	(0.36)	(0.52)
Total distributions declared to shareholders	$—	$(0.64)	$(0.96)	$(1.62)	$(0.69)	$(0.89)
Net asset value, end of period (x)	$16.99	$15.84	$15.20	$16.15	$18.33	$14.70
Total return (%) (r)(s)(t)(x)	7.26(n)	8.49	0.40	(3.92)	29.71	(1.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.06	0.06	0.05	0.06	0.08
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.82(a)	3.14	3.17	4.34	2.01	2.44
Portfolio turnover rate	4(n)	14	18	15	27	18
Net assets at end of period (000 omitted)	$367,074	$382,157	$288,629	$316,077	$300,098	$116,212

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2030 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.96	$15.67	$16.63	$18.63	$13.79	$14.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.37	$0.38	$0.88	$0.23	$0.29
Net realized and unrealized gain (loss)	1.19	1.36	(0.40)	(1.44)	5.04	(0.85)
Total from investment operations	$1.34	$1.73	$(0.02)	$(0.56)	$5.27	$(0.56)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.86)	$(0.23)	$(0.29)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.44)	$(0.94)	$(1.44)	$(0.43)	$(0.59)
Net asset value, end of period (x)	$18.30	$16.96	$15.67	$16.63	$18.63	$13.79
Total return (%) (r)(s)(t)(x)	7.90(n)	11.13	0.27	(3.84)	38.48	(4.23)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.46	0.47	0.47	0.48	0.52
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.61(a)	2.29	2.44	4.67	1.41	1.96
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$45,551	$42,511	$32,421	$29,272	$27,770	$20,382
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.91	$15.59	$16.52	$18.50	$13.70	$14.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.23	$0.26	$0.69	$0.11	$0.17
Net realized and unrealized gain (loss)	1.20	1.36	(0.39)	(1.39)	4.99	(0.85)
Total from investment operations	$1.28	$1.59	$(0.13)	$(0.70)	$5.10	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$(0.16)	$(0.23)	$(0.70)	$(0.10)	$(0.16)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.27)	$(0.80)	$(1.28)	$(0.30)	$(0.46)
Net asset value, end of period (x)	$18.19	$16.91	$15.59	$16.52	$18.50	$13.70
Total return (%) (r)(s)(t)(x)	7.57(n)	10.24	(0.48)	(4.53)	37.44	(4.98)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.22	1.22	1.22	1.23	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.85(a)	1.43	1.66	3.72	0.65	1.12
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$622	$697	$1,067	$1,370	$1,597	$1,387
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.66	$15.42	$16.40	$18.38	$13.62	$14.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.24	$0.27	$0.69	$0.10	$0.19
Net realized and unrealized gain (loss)	1.18	1.33	(0.41)	(1.37)	4.97	(0.87)
Total from investment operations	$1.26	$1.57	$(0.14)	$(0.68)	$5.07	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$(0.22)	$(0.27)	$(0.72)	$(0.11)	$(0.18)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.33)	$(0.84)	$(1.30)	$(0.31)	$(0.48)
Net asset value, end of period (x)	$17.92	$16.66	$15.42	$16.40	$18.38	$13.62
Total return (%) (r)(s)(t)(x)	7.56(n)	10.27	(0.55)	(4.50)	37.40	(4.97)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.21	1.22	1.22	1.23	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	0.86(a)	1.52	1.74	3.72	0.63	1.26
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$5,721	$5,285	$4,272	$3,413	$3,514	$2,632
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.02	$15.72	$16.69	$18.68	$13.82	$14.97
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.42	$0.45	$0.88	$0.27	$0.32
Net realized and unrealized gain (loss)	1.20	1.36	(0.44)	(1.38)	5.05	(0.85)
Total from investment operations	$1.37	$1.78	$0.01	$(0.50)	$5.32	$(0.53)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.41)	$(0.91)	$(0.26)	$(0.32)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.48)	$(0.98)	$(1.49)	$(0.46)	$(0.62)
Net asset value, end of period (x)	$18.39	$17.02	$15.72	$16.69	$18.68	$13.82
Total return (%) (r)(s)(t)(x)	8.05(n)	11.44	0.48	(3.55)	38.83	(4.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.21	0.22	0.22	0.23	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.86(a)	2.54	2.83	4.69	1.66	2.17
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$8,573	$8,302	$1,953	$1,365	$1,267	$714
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.88	$15.61	$16.59	$18.59	$13.70	$14.83
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.24	$0.26	$0.72	$(0.01)	$0.15
Net realized and unrealized gain (loss)	1.19	1.35	(0.40)	(1.42)	5.10	(0.84)
Total from investment operations	$1.27	$1.59	$(0.14)	$(0.70)	$5.09	$(0.69)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.27)	$(0.72)	$—	$(0.14)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.32)	$(0.84)	$(1.30)	$(0.20)	$(0.44)
Net asset value, end of period (x)	$18.15	$16.88	$15.61	$16.59	$18.59	$13.70
Total return (%) (r)(s)(t)(x)	7.52(n)	10.25	(0.50)	(4.52)	37.27	(5.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.20(a)	1.21	1.22	1.22	1.24	1.27
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.86(a)	1.46	1.64	3.84	(0.05)	1.00
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$1,335	$1,229	$998	$932	$470	$1,835
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.98	$15.68	$16.64	$18.61	$13.75	$14.89
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.32	$0.34	$0.75	$0.16	$0.23
Net realized and unrealized gain (loss)	1.21	1.37	(0.41)	(1.35)	5.04	(0.84)
Total from investment operations	$1.33	$1.69	$(0.07)	$(0.60)	$5.20	$(0.61)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.32)	$(0.79)	$(0.14)	$(0.23)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.39)	$(0.89)	$(1.37)	$(0.34)	$(0.53)
Net asset value, end of period (x)	$18.31	$16.98	$15.68	$16.64	$18.61	$13.75
Total return (%) (r)(s)(t)(x)	7.83(n)	10.85	(0.05)	(4.01)	38.06	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.70(a)	0.72	0.72	0.72	0.74	0.77
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	1.36(a)	1.98	2.19	4.01	0.97	1.58
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$14,514	$14,018	$14,659	$17,075	$20,783	$26,572
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$16.99	$15.69	$16.65	$18.64	$13.80	$14.96
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.15	$0.36	$0.38	$0.83	$0.23	$0.30
Net realized and unrealized gain (loss)	1.20	1.38	(0.40)	(1.38)	5.04	(0.87)
Total from investment operations	$1.35	$1.74	$(0.02)	$(0.55)	$5.27	$(0.57)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.37)	$(0.86)	$(0.23)	$(0.29)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.44)	$(0.94)	$(1.44)	$(0.43)	$(0.59)
Net asset value, end of period (x)	$18.34	$16.99	$15.69	$16.65	$18.64	$13.80
Total return (%) (r)(s)(t)(x)	7.95(n)	11.14	0.24	(3.81)	38.44	(4.27)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.45(a)	0.46	0.47	0.47	0.48	0.52
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	1.61(a)	2.24	2.41	4.41	1.40	2.00
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$167,768	$177,887	$140,851	$142,758	$141,555	$96,287
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.15	$15.81	$16.78	$18.76	$13.87	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.17	$0.35	$0.42	$0.78	$0.25	$0.33
Net realized and unrealized gain (loss)	1.22	1.45	(0.41)	(1.29)	5.09	(0.86)
Total from investment operations	$1.39	$1.80	$0.01	$(0.51)	$5.34	$(0.53)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.41)	$(0.89)	$(0.25)	$(0.32)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.46)	$(0.98)	$(1.47)	$(0.45)	$(0.62)
Net asset value, end of period (x)	$18.54	$17.15	$15.81	$16.78	$18.76	$13.87
Total return (%) (r)(s)(t)(x)	8.10(n)	11.45	0.44	(3.56)	38.82	(4.01)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.20(a)	0.22	0.22	0.22	0.23	0.27
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.87(a)	2.16	2.65	4.12	1.56	2.22
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$26,199	$27,498	$45,521	$39,766	$89,097	$120,415
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$17.12	$15.80	$16.77	$18.76	$13.87	$15.02
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.18	$0.44	$0.50	$0.94	$0.31	$0.35
Net realized and unrealized gain (loss)	1.21	1.38	(0.47)	(1.42)	5.07	(0.86)
Total from investment operations	$1.39	$1.82	$0.03	$(0.48)	$5.38	$(0.51)
Less distributions declared to shareholders
From net investment income	$—	$(0.39)	$(0.43)	$(0.93)	$(0.29)	$(0.34)
From net realized gain	—	(0.11)	(0.57)	(0.58)	(0.20)	(0.30)
Total distributions declared to shareholders	$—	$(0.50)	$(1.00)	$(1.51)	$(0.49)	$(0.64)
Net asset value, end of period (x)	$18.51	$17.12	$15.80	$16.77	$18.76	$13.87
Total return (%) (r)(s)(t)(x)	8.12(n)	11.59	0.61	(3.42)	39.08	(3.90)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.06(a)	0.07	0.07	0.07	0.09	0.12
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	2.00(a)	2.66	3.13	4.97	1.86	2.35
Portfolio turnover rate	4(n)	11	24	18	28	13
Net assets at end of period (000 omitted)	$338,462	$315,531	$223,670	$237,753	$206,449	$62,093

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2035 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.65	$17.01	$18.03	$20.33	$14.79	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.34	$0.39	$0.94	$0.21	$0.30
Net realized and unrealized gain (loss)	1.52	1.91	(0.39)	(1.48)	5.86	(1.02)
Total from investment operations	$1.61	$2.25	$0.00(w)	$(0.54)	$6.07	$(0.72)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.39)	$(0.97)	$(0.22)	$(0.30)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.61)	$(1.02)	$(1.76)	$(0.53)	$(0.95)
Net asset value, end of period (x)	$20.26	$18.65	$17.01	$18.03	$20.33	$14.79
Total return (%) (r)(s)(t)(x)	8.63(n)	13.33	0.39	(3.60)	41.38	(5.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.45	0.46	0.45	0.46	0.49
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.24
Net investment income (loss) (l)	0.90(a)	1.89	2.29	4.60	1.21	1.86
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$74,219	$67,188	$51,443	$50,245	$56,524	$41,909
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.61	$16.93	$17.92	$20.20	$14.68	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.18	$0.26	$0.78	$0.08	$0.17
Net realized and unrealized gain (loss)	1.52	1.93	(0.39)	(1.48)	5.81	(1.01)
Total from investment operations	$1.53	$2.11	$(0.13)	$(0.70)	$5.89	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.23)	$(0.79)	$(0.06)	$(0.17)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.43)	$(0.86)	$(1.58)	$(0.37)	$(0.82)
Net asset value, end of period (x)	$20.14	$18.61	$16.93	$17.92	$20.20	$14.68
Total return (%) (r)(s)(t)(x)	8.22(n)	12.50	(0.40)	(4.34)	40.36	(5.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.21	1.20	1.21	1.24
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.99
Net investment income (loss) (l)	0.15(a)	1.04	1.52	3.85	0.44	1.05
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$1,201	$1,381	$1,972	$2,641	$3,527	$3,577
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.23	$16.64	$17.64	$19.94	$14.48	$16.13
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.20	$0.26	$0.77	$0.08	$0.16
Net realized and unrealized gain (loss)	1.49	1.86	(0.37)	(1.46)	5.73	(0.99)
Total from investment operations	$1.50	$2.06	$(0.11)	$(0.69)	$5.81	$(0.83)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.26)	$(0.82)	$(0.04)	$(0.17)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.47)	$(0.89)	$(1.61)	$(0.35)	$(0.82)
Net asset value, end of period (x)	$19.73	$18.23	$16.64	$17.64	$19.94	$14.48
Total return (%) (r)(s)(t)(x)	8.23(n)	12.46	(0.30)	(4.40)	40.39	(5.79)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.15(a)	1.13	1.57	3.84	0.48	1.03
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$6,511	$6,208	$6,747	$7,809	$8,727	$9,202
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.81	$17.15	$18.17	$20.49	$14.91	$16.57
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.40	$0.47	$1.04	$0.28	$0.32
Net realized and unrealized gain (loss)	1.53	1.91	(0.42)	(1.54)	5.88	(1.00)
Total from investment operations	$1.65	$2.31	$0.05	$(0.50)	$6.16	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.44)	$(1.03)	$(0.27)	$(0.33)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.65)	$(1.07)	$(1.82)	$(0.58)	$(0.98)
Net asset value, end of period (x)	$20.46	$18.81	$17.15	$18.17	$20.49	$14.91
Total return (%) (r)(s)(t)(x)	8.77(n)	13.60	0.68	(3.41)	41.67	(4.81)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.20	0.21	0.20	0.21	0.24
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.15(a)	2.19	2.75	5.06	1.57	1.92
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$15,113	$13,391	$7,846	$5,129	$3,870	$1,201
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.46	$16.84	$17.82	$20.13	$14.61	$16.27
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.19	$0.25	$0.79	$0.05	$0.16
Net realized and unrealized gain (loss)	1.51	1.90	(0.37)	(1.48)	5.81	(1.00)
Total from investment operations	$1.53	$2.09	$(0.12)	$(0.69)	$5.86	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.83)	$(0.03)	$(0.17)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.47)	$(0.86)	$(1.62)	$(0.34)	$(0.82)
Net asset value, end of period (x)	$19.99	$18.46	$16.84	$17.82	$20.13	$14.61
Total return (%) (r)(s)(t)(x)	8.29(n)	12.46	(0.35)	(4.36)	40.32	(5.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.19(a)	1.20	1.21	1.20	1.22	1.24
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	0.15(a)	1.07	1.46	3.90	0.29	1.01
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$3,215	$3,012	$3,063	$4,001	$3,965	$4,153
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.53	$16.90	$17.91	$20.21	$14.70	$16.34
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.28	$0.34	$0.87	$0.16	$0.24
Net realized and unrealized gain (loss)	1.52	1.91	(0.38)	(1.46)	5.82	(0.99)
Total from investment operations	$1.58	$2.19	$(0.04)	$(0.59)	$5.98	$(0.75)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.34)	$(0.92)	$(0.16)	$(0.24)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.56)	$(0.97)	$(1.71)	$(0.47)	$(0.89)
Net asset value, end of period (x)	$20.11	$18.53	$16.90	$17.91	$20.21	$14.70
Total return (%) (r)(s)(t)(x)	8.53(n)	13.03	0.14	(3.89)	40.98	(5.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.69(a)	0.70	0.71	0.70	0.72	0.74
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.65(a)	1.59	2.00	4.26	0.90	1.49
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$42,456	$40,651	$40,810	$44,155	$53,097	$48,086
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.64	$17.00	$18.02	$20.33	$14.80	$16.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.33	$0.39	$0.94	$0.22	$0.30
Net realized and unrealized gain (loss)	1.52	1.92	(0.39)	(1.48)	5.84	(1.01)
Total from investment operations	$1.61	$2.25	$0.00(w)	$(0.54)	$6.06	$(0.71)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.39)	$(0.98)	$(0.22)	$(0.30)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.61)	$(1.02)	$(1.77)	$(0.53)	$(0.95)
Net asset value, end of period (x)	$20.25	$18.64	$17.00	$18.02	$20.33	$14.80
Total return (%) (r)(s)(t)(x)	8.64(n)	13.31	0.39	(3.63)	41.32	(5.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.44(a)	0.45	0.46	0.45	0.46	0.49
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.90(a)	1.86	2.27	4.60	1.26	1.82
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$214,098	$215,273	$176,070	$171,589	$156,544	$104,521
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.92	$17.24	$18.26	$20.56	$14.94	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.12	$0.35	$0.43	$0.91	$0.25	$0.34
Net realized and unrealized gain (loss)	1.54	1.97	(0.39)	(1.40)	5.93	(1.02)
Total from investment operations	$1.66	$2.32	$0.04	$(0.49)	$6.18	$(0.68)
Less distributions declared to shareholders
From net investment income	$—	$(0.34)	$(0.43)	$(1.02)	$(0.25)	$(0.34)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.64)	$(1.06)	$(1.81)	$(0.56)	$(0.99)
Net asset value, end of period (x)	$20.58	$18.92	$17.24	$18.26	$20.56	$14.94
Total return (%) (r)(s)(t)(x)	8.77(n)	13.58	0.64	(3.38)	41.74	(4.84)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.19(a)	0.20	0.21	0.20	0.22	0.24
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.16(a)	1.95	2.50	4.36	1.40	2.07
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$38,607	$41,884	$51,695	$41,621	$105,822	$144,006
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.89	$17.22	$18.24	$20.55	$14.94	$16.61
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.13	$0.41	$0.51	$1.06	$0.31	$0.36
Net realized and unrealized gain (loss)	1.55	1.93	(0.44)	(1.52)	5.89	(1.02)
Total from investment operations	$1.68	$2.34	$0.07	$(0.46)	$6.20	$(0.66)
Less distributions declared to shareholders
From net investment income	$—	$(0.37)	$(0.46)	$(1.06)	$(0.28)	$(0.36)
From net realized gain	—	(0.30)	(0.63)	(0.79)	(0.31)	(0.65)
Total distributions declared to shareholders	$—	$(0.67)	$(1.09)	$(1.85)	$(0.59)	$(1.01)
Net asset value, end of period (x)	$20.57	$18.89	$17.22	$18.24	$20.55	$14.94
Total return (%) (r)(s)(t)(x)	8.89(n)	13.72	0.80	(3.24)	41.92	(4.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.05(a)	0.06	0.07	0.06	0.08	0.10
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	1.29(a)	2.30	2.98	5.12	1.69	2.20
Portfolio turnover rate	3(n)	9	18	14	27	13
Net assets at end of period (000 omitted)	$384,225	$378,212	$273,761	$243,550	$221,571	$77,824

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2040 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.49	$16.73	$17.72	$19.84	$14.08	$15.53
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.30	$0.36	$0.97	$0.19	$0.28
Net realized and unrealized gain (loss)	1.59	2.01	(0.36)	(1.46)	5.97	(1.12)
Total from investment operations	$1.64	$2.31	$0.00	$(0.49)	$6.16	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.36)	$(0.98)	$(0.19)	$(0.27)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.55)	$(0.99)	$(1.63)	$(0.40)	$(0.61)
Net asset value, end of period (x)	$20.13	$18.49	$16.73	$17.72	$19.84	$14.08
Total return (%) (r)(s)(t)(x)	8.87(n)	13.87	0.37	(3.41)	44.10	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.48	0.50	0.49	0.51	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.50(a)	1.69	2.14	4.83	1.09	1.78
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$35,409	$34,162	$23,665	$19,763	$18,980	$11,409
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.42	$16.64	$17.60	$19.71	$14.00	$15.43
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)	$0.14	$0.23	$0.79	$0.05	$0.14
Net realized and unrealized gain (loss)	1.58	2.01	(0.35)	(1.44)	5.93	(1.10)
Total from investment operations	$1.56	$2.15	$(0.12)	$(0.65)	$5.98	$(0.96)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.21)	$(0.81)	$(0.06)	$(0.13)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.37)	$(0.84)	$(1.46)	$(0.27)	$(0.47)
Net asset value, end of period (x)	$19.98	$18.42	$16.64	$17.60	$19.71	$14.00
Total return (%) (r)(s)(t)(x)	8.47(n)	12.99	(0.36)	(4.13)	42.95	(6.62)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.24	1.26	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.25)(a)	0.80	1.39	3.98	0.30	0.89
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$380	$435	$676	$736	$930	$724
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.20	$16.49	$17.50	$19.62	$13.91	$15.35
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.15	$0.25	$0.78	$0.05	$0.16
Net realized and unrealized gain (loss)	1.57	1.98	(0.38)	(1.42)	5.90	(1.11)
Total from investment operations	$1.54	$2.13	$(0.13)	$(0.64)	$5.95	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.25)	$(0.83)	$(0.03)	$(0.15)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.42)	$(0.88)	$(1.48)	$(0.24)	$(0.49)
Net asset value, end of period (x)	$19.74	$18.20	$16.49	$17.50	$19.62	$13.91
Total return (%) (r)(s)(t)(x)	8.46(n)	12.99	(0.38)	(4.13)	43.01	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.24	1.27	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	(0.26)(a)	0.88	1.52	3.93	0.30	1.02
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$3,094	$3,204	$2,642	$2,027	$1,943	$1,960
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.61	$16.84	$17.82	$19.94	$14.15	$15.60
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.35	$0.39	$1.01	$0.24	$0.31
Net realized and unrealized gain (loss)	1.61	2.01	(0.35)	(1.45)	6.00	(1.12)
Total from investment operations	$1.68	$2.36	$0.04	$(0.44)	$6.24	$(0.81)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.39)	$(1.03)	$(0.24)	$(0.30)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.59)	$(1.02)	$(1.68)	$(0.45)	$(0.64)
Net asset value, end of period (x)	$20.29	$18.61	$16.84	$17.82	$19.94	$14.15
Total return (%) (r)(s)(t)(x)	9.03(n)	14.11	0.66	(3.17)	44.43	(5.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.22	0.25	0.24	0.25	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.75(a)	1.98	2.32	5.03	1.37	2.01
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$12,532	$11,779	$3,190	$2,458	$2,145	$395
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.41	$16.68	$17.67	$19.74	$13.97	$15.41
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.15	$0.23	$0.69	$(0.04)	$0.15
Net realized and unrealized gain (loss)	1.59	2.00	(0.35)	(1.34)	6.02	(1.11)
Total from investment operations	$1.56	$2.15	$(0.12)	$(0.65)	$5.98	$(0.96)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.24)	$(0.77)	$—	$(0.14)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.42)	$(0.87)	$(1.42)	$(0.21)	$(0.48)
Net asset value, end of period (x)	$19.97	$18.41	$16.68	$17.67	$19.74	$13.97
Total return (%) (r)(s)(t)(x)	8.47(n)	12.93	(0.36)	(4.13)	42.98	(6.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.24	1.28	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.25)(a)	0.85	1.39	3.47	(0.25)	0.98
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$713	$636	$522	$398	$552	$995
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.45	$16.68	$17.66	$19.75	$14.00	$15.42
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.23	$0.31	$0.84	$0.11	$0.20
Net realized and unrealized gain (loss)	1.59	2.02	(0.36)	(1.38)	5.96	(1.07)
Total from investment operations	$1.61	$2.25	$(0.05)	$(0.54)	$6.07	$(0.87)
Less distributions declared to shareholders
From net investment income	$—	$(0.21)	$(0.30)	$(0.90)	$(0.11)	$(0.21)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.48)	$(0.93)	$(1.55)	$(0.32)	$(0.55)
Net asset value, end of period (x)	$20.06	$18.45	$16.68	$17.66	$19.75	$14.00
Total return (%) (r)(s)(t)(x)	8.73(n)	13.59	0.09	(3.62)	43.65	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71(a)	0.73	0.75	0.74	0.77	0.82
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	0.24(a)	1.32	1.84	4.21	0.67	1.31
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$10,401	$9,755	$10,413	$11,276	$15,161	$17,299
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.48	$16.72	$17.70	$19.82	$14.07	$15.52
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.29	$0.36	$0.92	$0.18	$0.27
Net realized and unrealized gain (loss)	1.59	2.01	(0.36)	(1.41)	5.97	(1.11)
Total from investment operations	$1.64	$2.30	$0.00	$(0.49)	$6.15	$(0.84)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.35)	$(0.98)	$(0.19)	$(0.27)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.54)	$(0.98)	$(1.63)	$(0.40)	$(0.61)
Net asset value, end of period (x)	$20.12	$18.48	$16.72	$17.70	$19.82	$14.07
Total return (%) (r)(s)(t)(x)	8.87(n)	13.85	0.39	(3.42)	44.05	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.48	0.50	0.49	0.51	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.50(a)	1.64	2.13	4.61	1.08	1.77
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$163,719	$165,730	$129,497	$127,223	$109,034	$69,136
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.65	$16.86	$17.84	$19.94	$14.14	$15.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.08	$0.29	$0.40	$0.85	$0.21	$0.32
Net realized and unrealized gain (loss)	1.61	2.07	(0.36)	(1.30)	6.02	(1.12)
Total from investment operations	$1.69	$2.36	$0.04	$(0.45)	$6.23	$(0.80)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.39)	$(1.00)	$(0.22)	$(0.30)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.57)	$(1.02)	$(1.65)	$(0.43)	$(0.64)
Net asset value, end of period (x)	$20.34	$18.65	$16.86	$17.84	$19.94	$14.14
Total return (%) (r)(s)(t)(x)	9.06(n)	14.11	0.64	(3.17)	44.39	(5.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.23	0.25	0.24	0.27	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.76(a)	1.63	2.38	4.18	1.23	2.04
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$19,088	$20,246	$23,492	$20,668	$68,489	$90,453
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.62	$16.84	$17.82	$19.93	$14.14	$15.58
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.09	$0.36	$0.50	$1.05	$0.27	$0.33
Net realized and unrealized gain (loss)	1.60	2.02	(0.43)	(1.46)	5.98	(1.11)
Total from investment operations	$1.69	$2.38	$0.07	$(0.41)	$6.25	$(0.78)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.42)	$(1.05)	$(0.25)	$(0.32)
From net realized gain	—	(0.27)	(0.63)	(0.65)	(0.21)	(0.34)
Total distributions declared to shareholders	$—	$(0.60)	$(1.05)	$(1.70)	$(0.46)	$(0.66)
Net asset value, end of period (x)	$20.31	$18.62	$16.84	$17.82	$19.93	$14.14
Total return (%) (r)(s)(t)(x)	9.08(n)	14.27	0.82	(2.99)	44.58	(5.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.08	0.10	0.09	0.11	0.17
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.89(a)	2.03	2.99	5.23	1.56	2.14
Portfolio turnover rate	5(n)	9	23	18	30	8
Net assets at end of period (000 omitted)	$279,380	$261,476	$197,399	$166,911	$140,992	$37,856

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2045 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$22.21	$20.09	$21.30	$23.98	$16.99	$18.80
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.32	$0.43	$1.17	$0.22	$0.32
Net realized and unrealized gain (loss)	1.99	2.51	(0.44)	(1.73)	7.23	(1.33)
Total from investment operations	$2.01	$2.83	$(0.01)	$(0.56)	$7.45	$(1.01)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.44)	$(1.18)	$(0.23)	$(0.32)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.71)	$(1.20)	$(2.12)	$(0.46)	$(0.80)
Net asset value, end of period (x)	$24.22	$22.21	$20.09	$21.30	$23.98	$16.99
Total return (%) (r)(s)(t)(x)	9.05(n)	14.17	0.34	(3.36)	44.17	(5.93)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.48	0.50	0.50	0.51	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.19(a)	1.51	2.12	4.85	1.08	1.74
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$40,778	$37,887	$27,752	$22,761	$22,708	$14,315
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$21.96	$19.80	$20.96	$23.62	$16.75	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.12	$0.26	$0.95	$0.06	$0.18
Net realized and unrealized gain (loss)	1.96	2.51	(0.40)	(1.70)	7.11	(1.32)
Total from investment operations	$1.89	$2.63	$(0.14)	$(0.75)	$7.17	$(1.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.07)	$(0.26)	$(0.97)	$(0.07)	$(0.18)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.47)	$(1.02)	$(1.91)	$(0.30)	$(0.66)
Net asset value, end of period (x)	$23.85	$21.96	$19.80	$20.96	$23.62	$16.75
Total return (%) (r)(s)(t)(x)	8.61(n)	13.32	(0.37)	(4.11)	43.04	(6.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.25	1.26	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.56)(a)	0.57	1.30	3.98	0.32	0.97
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$603	$650	$987	$1,265	$1,727	$1,359
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$21.68	$19.63	$20.83	$23.49	$16.65	$18.45
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.14	$0.28	$0.91	$0.06	$0.17
Net realized and unrealized gain (loss)	1.94	2.46	(0.43)	(1.65)	7.08	(1.31)
Total from investment operations	$1.87	$2.60	$(0.15)	$(0.74)	$7.14	$(1.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.29)	$(0.98)	$(0.07)	$(0.18)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.55)	$(1.05)	$(1.92)	$(0.30)	$(0.66)
Net asset value, end of period (x)	$23.55	$21.68	$19.63	$20.83	$23.49	$16.65
Total return (%) (r)(s)(t)(x)	8.63(n)	13.33	(0.37)	(4.11)	43.12	(6.66)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.25	1.26	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.56)(a)	0.69	1.42	3.85	0.31	0.94
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$4,353	$4,204	$3,521	$3,223	$3,898	$3,029
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$22.23	$20.10	$21.27	$23.95	$16.97	$18.78
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.36	$0.60	$1.18	$0.28	$0.41
Net realized and unrealized gain (loss)	1.99	2.53	(0.56)	(1.68)	7.21	(1.37)
Total from investment operations	$2.04	$2.89	$0.04	$(0.50)	$7.49	$(0.96)
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.45)	$(1.24)	$(0.28)	$(0.37)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.76)	$(1.21)	$(2.18)	$(0.51)	$(0.85)
Net asset value, end of period (x)	$24.27	$22.23	$20.10	$21.27	$23.95	$16.97
Total return (%) (r)(s)(t)(x)	9.18(n)	14.46	0.60	(3.14)	44.49	(5.71)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.23	0.25	0.25	0.26	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.68	3.00	4.92	1.36	2.23
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$8,183	$7,824	$2,425	$1,445	$1,033	$354
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$21.78	$19.72	$20.91	$23.59	$16.67	$18.46
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.07)	$0.15	$0.29	$0.95	$(0.04)	$0.16
Net realized and unrealized gain (loss)	1.94	2.46	(0.44)	(1.69)	7.20	(1.30)
Total from investment operations	$1.87	$2.61	$(0.15)	$(0.74)	$7.16	$(1.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.28)	$(1.00)	$—	$(0.17)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$—	$(0.55)	$(1.04)	$(1.94)	$(0.24)	$(0.65)
Net asset value, end of period (x)	$23.65	$21.78	$19.72	$20.91	$23.59	$16.67
Total return (%) (r)(s)(t)(x)	8.59(n)	13.32	(0.37)	(4.08)	43.08	(6.64)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.21(a)	1.23	1.25	1.25	1.28	1.32
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.56)(a)	0.73	1.49	4.02	(0.21)	0.90
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$901	$826	$680	$731	$695	$1,184
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$21.97	$19.86	$21.06	$23.70	$16.79	$18.55
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.24	$0.36	$1.00	$0.15	$0.26
Net realized and unrealized gain (loss)	1.97	2.50	(0.42)	(1.62)	7.15	(1.30)
Total from investment operations	$1.96	$2.74	$(0.06)	$(0.62)	$7.30	$(1.04)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.38)	$(1.08)	$(0.15)	$(0.24)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$—	$(0.63)	$(1.14)	$(2.02)	$(0.39)	$(0.72)
Net asset value, end of period (x)	$23.93	$21.97	$19.86	$21.06	$23.70	$16.79
Total return (%) (r)(s)(t)(x)	8.92(n)	13.89	0.07	(3.59)	43.72	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.71(a)	0.73	0.75	0.75	0.77	0.82
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.06)(a)	1.14	1.82	4.18	0.72	1.41
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$16,848	$15,982	$18,388	$19,078	$28,781	$26,545
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$22.01	$19.91	$21.11	$23.79	$16.86	$18.67
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.31	$0.42	$1.10	$0.22	$0.33
Net realized and unrealized gain (loss)	1.97	2.49	(0.42)	(1.67)	7.17	(1.33)
Total from investment operations	$1.99	$2.80	$0.00	$(0.57)	$7.39	$(1.00)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.44)	$(1.17)	$(0.23)	$(0.33)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.70)	$(1.20)	$(2.11)	$(0.46)	$(0.81)
Net asset value, end of period (x)	$24.00	$22.01	$19.91	$21.11	$23.79	$16.86
Total return (%) (r)(s)(t)(x)	9.04(n)	14.18	0.37	(3.41)	44.16	(5.96)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.46(a)	0.48	0.50	0.50	0.51	0.57
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.19(a)	1.49	2.09	4.60	1.08	1.77
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$156,088	$157,398	$121,060	$118,076	$113,346	$70,610
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$22.24	$20.10	$21.31	$23.97	$16.97	$18.77
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.34	$0.45	$0.94	$0.26	$0.37
Net realized and unrealized gain (loss)	1.99	2.55	(0.41)	(1.46)	7.24	(1.33)
Total from investment operations	$2.04	$2.89	$0.04	$(0.52)	$7.50	$(0.96)
Less distributions declared to shareholders
From net investment income	$—	$(0.35)	$(0.49)	$(1.20)	$(0.26)	$(0.36)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.24)	(0.48)
Total distributions declared to shareholders	$—	$(0.75)	$(1.25)	$(2.14)	$(0.50)	$(0.84)
Net asset value, end of period (x)	$24.28	$22.24	$20.10	$21.31	$23.97	$16.97
Total return (%) (r)(s)(t)(x)	9.17(n)	14.49	0.57	(3.16)	44.52	(5.69)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.21(a)	0.23	0.25	0.25	0.27	0.32
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.61	2.24	3.88	1.28	2.01
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$39,429	$38,189	$44,972	$24,207	$71,368	$76,018
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$22.21	$20.08	$21.29	$23.96	$16.97	$18.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.07	$0.40	$0.57	$1.26	$0.32	$0.39
Net realized and unrealized gain (loss)	1.99	2.51	(0.50)	(1.72)	7.20	(1.31)
Total from investment operations	$2.06	$2.91	$0.07	$(0.46)	$7.52	$(0.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.38)	$(0.52)	$(1.27)	$(0.30)	$(0.39)
From net realized gain	—	(0.40)	(0.76)	(0.94)	(0.23)	(0.48)
Total distributions declared to shareholders	$—	$(0.78)	$(1.28)	$(2.21)	$(0.53)	$(0.87)
Net asset value, end of period (x)	$24.27	$22.21	$20.08	$21.29	$23.96	$16.97
Total return (%) (r)(s)(t)(x)	9.28(n)	14.60	0.74	(2.97)	44.70	(5.52)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.07(a)	0.08	0.10	0.09	0.12	0.17
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.59(a)	1.88	2.85	5.23	1.54	2.11
Portfolio turnover rate	4(n)	7	21	17	24	8
Net assets at end of period (000 omitted)	$296,613	$284,955	$193,767	$147,729	$121,495	$44,463

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2050 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.12	$17.30	$18.30	$20.42	$14.47	$15.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.27	$0.37	$1.02	$0.19	$0.28
Net realized and unrealized gain (loss)	1.71	2.16	(0.37)	(1.52)	6.15	(1.14)
Total from investment operations	$1.73	$2.43	$0.00	$(0.50)	$6.34	$(0.86)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.36)	$(1.02)	$(0.20)	$(0.27)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.61)	$(1.00)	$(1.62)	$(0.39)	$(0.60)
Net asset value, end of period (x)	$20.85	$19.12	$17.30	$18.30	$20.42	$14.47
Total return (%) (r)(s)(t)(x)	9.05(n)	14.17	0.36	(3.35)	44.11	(5.87)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.52	0.56	0.56	0.61	0.72
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.19(a)	1.51	2.12	4.94	1.09	1.78
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$23,800	$26,236	$19,429	$15,144	$14,314	$7,729
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.10	$17.25	$18.22	$20.33	$14.41	$15.87
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.11	$0.22	$0.82	$0.05	$0.15
Net realized and unrealized gain (loss)	1.71	2.17	(0.35)	(1.48)	6.13	(1.14)
Total from investment operations	$1.65	$2.28	$(0.13)	$(0.66)	$6.18	$(0.99)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.20)	$(0.85)	$(0.07)	$(0.14)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.43)	$(0.84)	$(1.45)	$(0.26)	$(0.47)
Net asset value, end of period (x)	$20.75	$19.10	$17.25	$18.22	$20.33	$14.41
Total return (%) (r)(s)(t)(x)	8.64(n)	13.32	(0.41)	(4.09)	43.06	(6.61)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.27	1.31	1.31	1.36	1.48
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.56)(a)	0.63	1.30	3.96	0.31	0.93
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$381	$383	$502	$590	$713	$517
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.85	$17.06	$18.06	$20.17	$14.29	$15.75
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.12	$0.23	$0.82	$0.05	$0.14
Net realized and unrealized gain (loss)	1.69	2.14	(0.36)	(1.47)	6.08	(1.11)
Total from investment operations	$1.63	$2.26	$(0.13)	$(0.65)	$6.13	$(0.97)
Less distributions declared to shareholders
From net investment income	$—	$(0.12)	$(0.23)	$(0.86)	$(0.06)	$(0.16)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.47)	$(0.87)	$(1.46)	$(0.25)	$(0.49)
Net asset value, end of period (x)	$20.48	$18.85	$17.06	$18.06	$20.17	$14.29
Total return (%) (r)(s)(t)(x)	8.65(n)	13.34	(0.43)	(4.06)	43.08	(6.59)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.27	1.31	1.31	1.36	1.48
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	0.99
Net investment income (loss) (l)	(0.56)(a)	0.69	1.35	4.03	0.29	0.92
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$3,000	$2,889	$2,588	$2,426	$2,585	$2,126
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.16	$17.33	$18.33	$20.45	$14.49	$15.94
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.34	$0.36	$1.00	$0.25	$0.32
Net realized and unrealized gain (loss)	1.70	2.14	(0.32)	(1.45)	6.14	(1.14)
Total from investment operations	$1.75	$2.48	$0.04	$(0.45)	$6.39	$(0.82)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.40)	$(1.07)	$(0.24)	$(0.30)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.65)	$(1.04)	$(1.67)	$(0.43)	$(0.63)
Net asset value, end of period (x)	$20.91	$19.16	$17.33	$18.33	$20.45	$14.49
Total return (%) (r)(s)(t)(x)	9.13(n)	14.49	0.62	(3.13)	44.42	(5.65)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.27	0.31	0.31	0.35	0.48
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.86	2.10	4.85	1.39	1.99
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$4,183	$3,821	$1,314	$512	$434	$98
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$18.89	$17.12	$18.14	$20.26	$14.30	$15.76
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.06)	$0.13	$0.23	$0.81	$(0.06)	$0.14
Net realized and unrealized gain (loss)	1.69	2.13	(0.36)	(1.46)	6.21	(1.12)
Total from investment operations	$1.63	$2.26	$(0.13)	$(0.65)	$6.15	$(0.98)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.25)	$(0.87)	$—	$(0.15)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.49)	$(0.89)	$(1.47)	$(0.19)	$(0.48)
Net asset value, end of period (x)	$20.52	$18.89	$17.12	$18.14	$20.26	$14.30
Total return (%) (r)(s)(t)(x)	8.63(n)	13.34	(0.42)	(4.07)	43.16	(6.60)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.25(a)	1.27	1.31	1.31	1.39	1.48
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss) (l)	(0.56)(a)	0.74	1.37	3.95	(0.34)	0.93
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$1,858	$1,684	$1,070	$701	$663	$1,597
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.13	$17.30	$18.29	$20.35	$14.39	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.01)	$0.22	$0.31	$0.83	$0.11	$0.22
Net realized and unrealized gain (loss)	1.71	2.16	(0.35)	(1.38)	6.16	(1.12)
Total from investment operations	$1.70	$2.38	$(0.04)	$(0.55)	$6.27	$(0.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.31)	$(0.91)	$(0.12)	$(0.22)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.55)	$(0.95)	$(1.51)	$(0.31)	$(0.55)
Net asset value, end of period (x)	$20.83	$19.13	$17.30	$18.29	$20.35	$14.39
Total return (%) (r)(s)(t)(x)	8.89(n)	13.89	0.10	(3.56)	43.78	(6.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.75(a)	0.77	0.81	0.81	0.87	0.98
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.50	0.50
Net investment income (loss) (l)	(0.06)(a)	1.19	1.80	4.02	0.64	1.39
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$10,375	$9,538	$9,003	$8,981	$17,589	$17,485
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.13	$17.31	$18.31	$20.42	$14.47	$15.93
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.27	$0.36	$0.97	$0.19	$0.27
Net realized and unrealized gain (loss)	1.71	2.16	(0.36)	(1.46)	6.15	(1.13)
Total from investment operations	$1.73	$2.43	$0.00	$(0.49)	$6.34	$(0.86)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.36)	$(1.02)	$(0.20)	$(0.27)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.61)	$(1.00)	$(1.62)	$(0.39)	$(0.60)
Net asset value, end of period (x)	$20.86	$19.13	$17.31	$18.31	$20.42	$14.47
Total return (%) (r)(s)(t)(x)	9.04(n)	14.16	0.34	(3.33)	44.10	(5.88)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.50(a)	0.52	0.56	0.56	0.61	0.73
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.25	0.25
Net investment income (loss) (l)	0.19(a)	1.51	2.09	4.69	1.09	1.73
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$106,944	$107,463	$76,726	$73,743	$65,613	$36,674
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.34	$17.47	$18.47	$20.56	$14.55	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.26	$0.41	$0.80	$0.22	$0.32
Net realized and unrealized gain (loss)	1.72	2.24	(0.37)	(1.25)	6.21	(1.14)
Total from investment operations	$1.77	$2.50	$0.04	$(0.45)	$6.43	$(0.82)
Less distributions declared to shareholders
From net investment income	$—	$(0.28)	$(0.40)	$(1.04)	$(0.23)	$(0.31)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.63)	$(1.04)	$(1.64)	$(0.42)	$(0.64)
Net asset value, end of period (x)	$21.11	$19.34	$17.47	$18.47	$20.56	$14.55
Total return (%) (r)(s)(t)(x)	9.15(n)	14.47	0.58	(3.09)	44.49	(5.67)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.25(a)	0.27	0.31	0.31	0.36	0.47
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.44	2.34	3.86	1.27	2.04
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$12,997	$12,123	$18,660	$14,606	$38,374	$37,665
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$19.32	$17.46	$18.46	$20.58	$14.56	$16.01
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.06	$0.35	$0.49	$1.11	$0.28	$0.34
Net realized and unrealized gain (loss)	1.73	2.18	(0.42)	(1.53)	6.18	(1.13)
Total from investment operations	$1.79	$2.53	$0.07	$(0.42)	$6.46	$(0.79)
Less distributions declared to shareholders
From net investment income	$—	$(0.32)	$(0.43)	$(1.10)	$(0.25)	$(0.33)
From net realized gain	—	(0.35)	(0.64)	(0.60)	(0.19)	(0.33)
Total distributions declared to shareholders	$—	$(0.67)	$(1.07)	$(1.70)	$(0.44)	$(0.66)
Net asset value, end of period (x)	$21.11	$19.32	$17.46	$18.46	$20.58	$14.56
Total return (%) (r)(s)(t)(x)	9.27(n)	14.66	0.75	(2.99)	44.75	(5.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.10(a)	0.12	0.15	0.15	0.21	0.33
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.59(a)	1.89	2.82	5.32	1.54	2.16
Portfolio turnover rate	5(n)	7	13	19	24	11
Net assets at end of period (000 omitted)	$207,914	$193,673	$133,208	$87,462	$60,705	$21,065

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2055 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.37	$13.87	$14.54	$15.99	$11.25	$12.26
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.22	$0.30	$0.78	$0.15	$0.22
Net realized and unrealized gain (loss)	1.38	1.72	(0.30)	(1.22)	4.82	(0.89)
Total from investment operations	$1.40	$1.94	$0.00(w)	$(0.44)	$4.97	$(0.67)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.28)	$(0.79)	$(0.14)	$(0.21)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.44)	$(0.67)	$(1.01)	$(0.23)	$(0.34)
Net asset value, end of period (x)	$16.77	$15.37	$13.87	$14.54	$15.99	$11.25
Total return (%) (r)(s)(t)(x)	9.11(n)	14.12	0.35	(3.51)	44.39	(5.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	0.61	0.70	0.79	1.08	1.84
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.22
Net investment income (loss) (l)	0.19(a)	1.48	2.17	4.80	1.06	1.81
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$17,766	$15,598	$11,316	$8,023	$5,584	$2,879
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Six months ended	Year ended
Class B	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.40	$13.87	$14.52	$15.95	$11.24	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.08	$0.19	$0.65	$0.04	$0.12
Net realized and unrealized gain (loss)	1.38	1.75	(0.29)	(1.21)	4.80	(0.89)
Total from investment operations	$1.40	$1.83	$(0.10)	$(0.56)	$4.84	$(0.77)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.16)	$(0.65)	$(0.04)	$(0.11)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.30)	$(0.55)	$(0.87)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$16.80	$15.40	$13.87	$14.52	$15.95	$11.24
Total return (%) (r)(s)(t)(x)	9.09(n)	13.27	(0.41)	(4.15)	43.16	(6.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	1.36	1.45	1.54	1.83	2.65
Expenses after expense reductions (h)	0.25(a)	1.00	1.00	1.00	0.99	0.97
Net investment income (loss) (l)	0.19(a)	0.58	1.35	4.02	0.33	0.99
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$153	$150	$168	$179	$191	$137
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.21	$13.74	$14.41	$15.86	$11.18	$12.21
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.05)	$0.10	$0.19	$0.67	$0.05	$0.13
Net realized and unrealized gain (loss)	1.37	1.71	(0.29)	(1.23)	4.78	(0.89)
Total from investment operations	$1.32	$1.81	$(0.10)	$(0.56)	$4.83	$(0.76)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.18)	$(0.67)	$(0.06)	$(0.14)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.34)	$(0.57)	$(0.89)	$(0.15)	$(0.27)
Net asset value, end of period (x)	$16.53	$15.21	$13.74	$14.41	$15.86	$11.18
Total return (%) (r)(s)(t)(x)	8.68(n)	13.30	(0.40)	(4.20)	43.28	(6.53)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.31(a)	1.36	1.45	1.54	1.83	2.61
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	0.99	0.96
Net investment income (loss) (l)	(0.56)(a)	0.71	1.38	4.14	0.34	1.11
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$1,530	$1,468	$1,091	$891	$761	$432
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.51	$13.99	$14.65	$16.09	$11.32	$12.32
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.26	$0.33	$0.85	$0.19	$0.23
Net realized and unrealized gain (loss)	1.39	1.73	(0.29)	(1.25)	4.84	(0.87)
Total from investment operations	$1.43	$1.99	$0.04	$(0.40)	$5.03	$(0.64)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.31)	$(0.82)	$(0.17)	$(0.23)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.47)	$(0.70)	$(1.04)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$16.94	$15.51	$13.99	$14.65	$16.09	$11.32
Total return (%) (r)(s)(t)(x)	9.22(n)	14.39	0.64	(3.25)	44.66	(5.58)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31(a)	0.36	0.45	0.54	0.82	1.60
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.78	2.38	5.20	1.33	1.86
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$649	$576	$396	$295	$232	$103
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.47	$13.95	$14.57	$16.01	$11.28	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.21	$0.26	$0.65	$0.04	$0.12
Net realized and unrealized gain (loss)	1.38	1.75	(0.29)	(1.22)	4.82	(0.88)
Total from investment operations	$1.40	$1.96	$(0.03)	$(0.57)	$4.86	$(0.76)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.20)	$(0.65)	$(0.04)	$(0.11)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.44)	$(0.59)	$(0.87)	$(0.13)	$(0.24)
Net asset value, end of period (x)	$16.87	$15.47	$13.95	$14.57	$16.01	$11.28
Total return (%) (r)(s)(t)(x)	9.05(n)	14.15	0.09	(4.20)	43.20	(6.46)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	0.61	0.96	1.54	1.83	2.65
Expenses after expense reductions (h)	0.25(a)	0.25	0.50	1.00	0.99	0.97
Net investment income (loss) (l)	0.19(a)	1.46	1.85	3.99	0.32	0.99
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$103	$94	$82	$82	$86	$60
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.36	$13.86	$14.52	$15.97	$11.25	$12.25
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.18	$0.23	$0.75	$0.13	$0.17
Net realized and unrealized gain (loss)	1.37	1.73	(0.27)	(1.23)	4.80	(0.87)
Total from investment operations	$1.37	$1.91	$(0.04)	$(0.48)	$4.93	$(0.70)
Less distributions declared to shareholders
From net investment income	$—	$(0.17)	$(0.23)	$(0.75)	$(0.12)	$(0.17)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.41)	$(0.62)	$(0.97)	$(0.21)	$(0.30)
Net asset value, end of period (x)	$16.73	$15.36	$13.86	$14.52	$15.97	$11.25
Total return (%) (r)(s)(t)(x)	8.92(n)	13.92	0.04	(3.73)	43.97	(6.03)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.81(a)	0.86	0.96	1.04	1.33	2.13
Expenses after expense reductions (h)	0.50(a)	0.50	0.50	0.50	0.49	0.47
Net investment income (loss) (l)	(0.06)(a)	1.23	1.66	4.62	0.99	1.39
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$3,805	$3,262	$2,203	$2,107	$1,580	$980
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.39	$13.89	$14.56	$16.00	$11.27	$12.28
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.22	$0.30	$0.77	$0.16	$0.24
Net realized and unrealized gain (loss)	1.38	1.72	(0.30)	(1.21)	4.81	(0.90)
Total from investment operations	$1.40	$1.94	$0.00(w)	$(0.44)	$4.97	$(0.66)
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.28)	$(0.78)	$(0.15)	$(0.22)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.44)	$(0.67)	$(1.00)	$(0.24)	$(0.35)
Net asset value, end of period (x)	$16.79	$15.39	$13.89	$14.56	$16.00	$11.27
Total return (%) (r)(s)(t)(x)	9.10(n)	14.12	0.36	(3.46)	44.28	(5.78)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.56(a)	0.61	0.70	0.79	1.07	1.80
Expenses after expense reductions (h)	0.25(a)	0.25	0.25	0.25	0.24	0.22
Net investment income (loss) (l)	0.19(a)	1.51	2.17	4.74	1.12	1.99
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$64,802	$63,579	$43,119	$28,505	$17,477	$7,252
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.50	$13.97	$14.64	$16.07	$11.31	$12.31
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.04	$0.23	$0.32	$0.57	$0.18	$0.28
Net realized and unrealized gain (loss)	1.39	1.77	(0.29)	(0.98)	4.84	(0.92)
Total from investment operations	$1.43	$2.00	$0.03	$(0.41)	$5.02	$(0.64)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.31)	$(0.80)	$(0.17)	$(0.23)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.47)	$(0.70)	$(1.02)	$(0.26)	$(0.36)
Net asset value, end of period (x)	$16.93	$15.50	$13.97	$14.64	$16.07	$11.31
Total return (%) (r)(s)(t)(x)	9.23(n)	14.45	0.57	(3.31)	44.61	(5.55)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.31(a)	0.36	0.45	0.55	0.83	1.55
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.44(a)	1.56	2.29	3.51	1.33	2.29
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$5,034	$4,458	$7,987	$3,227	$8,871	$4,568
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22	4/30/21	4/30/20
Net asset value, beginning of period	$15.55	$14.01	$14.67	$16.11	$11.33	$12.33
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.05	$0.28	$0.40	$0.88	$0.21	$0.27
Net realized and unrealized gain (loss)	1.39	1.75	(0.34)	(1.26)	4.85	(0.90)
Total from investment operations	$1.44	$2.03	$0.06	$(0.38)	$5.06	$(0.63)
Less distributions declared to shareholders
From net investment income	$—	$(0.25)	$(0.33)	$(0.84)	$(0.19)	$(0.24)
From net realized gain	—	(0.24)	(0.39)	(0.22)	(0.09)	(0.13)
Total distributions declared to shareholders	$—	$(0.49)	$(0.72)	$(1.06)	$(0.28)	$(0.37)
Net asset value, end of period (x)	$16.99	$15.55	$14.01	$14.67	$16.11	$11.33
Total return (%) (r)(s)(t)(x)	9.26(n)	14.65	0.77	(3.15)	44.87	(5.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	0.17(a)	0.21	0.31	0.40	0.69	1.48
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00	0.00	0.00
Net investment income (loss) (l)	0.59(a)	1.89	2.87	5.38	1.49	2.21
Portfolio turnover rate	9(n)	7	14	18	21	9
Net assets at end of period (000 omitted)	$111,507	$103,606	$60,227	$35,897	$25,148	$7,641

See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2060 Fund − continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
	Six months ended	Year ended
Class A	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.14	$0.18	$0.21
Net realized and unrealized gain (loss)	0.85	1.05	(0.17)(g)	(1.12)
Total from investment operations	$0.86	$1.19	$0.01	$(0.91)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.18)	$(0.41)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$10.25	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	9.16(n)	14.19	0.42	(9.56)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.91(a)	2.25	10.09	11.82(a)
Expenses after expense reductions (h)	0.22(a)	0.22	0.15	0.12(a)
Net investment income (loss) (l)	0.22(a)	1.55	2.24	3.44(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$1,637	$1,332	$539	$240
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Six months ended	Year ended
Class C	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.36	$8.37	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.06	$0.12	$0.40
Net realized and unrealized gain (loss)	0.84	1.07	(0.18)(g)	(1.35)
Total from investment operations	$0.81	$1.13	$(0.06)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.08)	$(0.12)	$(0.38)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.14)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$10.17	$9.36	$8.37	$8.67
Total return (%) (r)(s)(t)(x)	8.65(n)	13.47	(0.42)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.62(a)	3.04	11.64	13.66(a)
Expenses after expense reductions (h)	0.97(a)	0.97	0.89	0.87(a)
Net investment income (loss) (l)	(0.52)(a)	0.73	1.51	6.35(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$244	$183	$89	$52
	Six months ended	Year ended
Class I	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.43	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.16	$0.23	$0.48
Net realized and unrealized gain (loss)	0.85	1.06	(0.21)(g)	(1.37)
Total from investment operations	$0.87	$1.22	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.19)	$(0.41)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$10.30	$9.43	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	9.23(n)	14.58	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.64(a)	2.15	10.51	12.75(a)
Expenses after expense reductions (h)	0.00(a)	0.00	0.00	0.00(a)
Net investment income (loss) (l)	0.48(a)	1.80	2.75	7.56(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$124	$101	$64	$46
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Six months ended	Year ended
Class R1	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.38	$8.38	$8.67	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.03)	$0.07	$0.13	$0.42
Net realized and unrealized gain (loss)	0.85	1.05	(0.18)(g)	(1.37)
Total from investment operations	$0.82	$1.12	$(0.05)	$(0.95)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.12)	$(0.38)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.12)	$(0.24)	$(0.38)
Net asset value, end of period (x)	$10.20	$9.38	$8.38	$8.67
Total return (%) (r)(s)(t)(x)	8.74(n)	13.33	(0.37)	(9.93)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.65(a)	3.26	12.20	13.76(a)
Expenses after expense reductions (h)	0.97(a)	0.97	0.89	0.87(a)
Net investment income (loss) (l)	(0.53)(a)	0.76	1.59	6.58(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$65	$60	$53	$45
	Six months ended	Year ended
Class R2	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.68	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.00)(w)	$0.12	$0.17	$0.44
Net realized and unrealized gain (loss)	0.84	1.05	(0.18)(g)	(1.36)
Total from investment operations	$0.84	$1.17	$(0.01)	$(0.92)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.16)	$(0.40)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.17)	$(0.28)	$(0.40)
Net asset value, end of period (x)	$10.23	$9.39	$8.39	$8.68
Total return (%) (r)(s)(t)(x)	8.95(n)	13.99	0.18	(9.67)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	2.13(a)	2.54	10.75	13.14(a)
Expenses after expense reductions (h)	0.47(a)	0.47	0.40	0.37(a)
Net investment income (loss) (l)	(0.03)(a)	1.34	2.09	7.00(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$384	$259	$102	$60
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Six months ended	Year ended
Class R3	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.39	$8.39	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.01	$0.14	$0.11	$0.47
Net realized and unrealized gain (loss)	0.85	1.05	(0.11)(g)	(1.37)
Total from investment operations	$0.86	$1.19	$0.00	$(0.90)
Less distributions declared to shareholders
From net investment income	$—	$(0.13)	$(0.18)	$(0.41)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.19)	$(0.30)	$(0.41)
Net asset value, end of period (x)	$10.25	$9.39	$8.39	$8.69
Total return (%) (r)(s)(t)(x)	9.16(n)	14.20	0.36	(9.50)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.85(a)	2.32	6.43	13.01(a)
Expenses after expense reductions (h)	0.22(a)	0.22	0.17	0.12(a)
Net investment income (loss) (l)	0.23(a)	1.57	1.39	7.33(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$9,572	$6,380	$1,729	$45
	Six months ended	Year ended
Class R4	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.42	$8.41	$8.70	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.02	$0.17	$0.17	$0.48
Net realized and unrealized gain (loss)	0.85	1.04	(0.15)(g)	(1.37)
Total from investment operations	$0.87	$1.21	$0.02	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.19)	$(0.41)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.20)	$(0.31)	$(0.41)
Net asset value, end of period (x)	$10.29	$9.42	$8.41	$8.70
Total return (%) (r)(s)(t)(x)	9.24(n)	14.47	0.59	(9.32)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.65(a)	2.17	9.06	12.76(a)
Expenses after expense reductions (h)	0.00(a)	0.01	0.00	0.00(a)
Net investment income (loss) (l)	0.48(a)	1.90	2.06	7.58(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$505	$439	$536	$45
See Notes to Financial Statements

Financial Highlights − continued
MFS Lifetime 2065 Fund − continued
	Six months ended	Year ended
Class R6	10/31/24 (unaudited)	4/30/24	4/30/23	4/30/22(c)
Net asset value, beginning of period	$9.43	$8.41	$8.69	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$0.03	$0.17	$0.23	$0.43
Net realized and unrealized gain (loss)	0.84	1.06	(0.20)(g)	(1.32)
Total from investment operations	$0.87	$1.23	$0.03	$(0.89)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.19)	$(0.42)
From net realized gain	—	(0.06)	(0.12)	—
Total distributions declared to shareholders	$—	$(0.21)	$(0.31)	$(0.42)
Net asset value, end of period (x)	$10.30	$9.43	$8.41	$8.69
Total return (%) (r)(s)(t)(x)	9.23(n)	14.66	0.72	(9.42)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.50(a)	1.83	7.93	12.42(a)
Expenses after expense reductions (h)	0.00(a)	0.01	0.00	0.00(a)
Net investment income (loss) (l)	0.59(a)	1.87	2.78	6.79(a)
Portfolio turnover rate	18(n)	25	15	4(n)
Net assets at end of period (000 omitted)	$12,055	$9,473	$3,358	$664
(a)	Annualized.
(c)	For the period from the commencement of the fund’s investment operations, September 1, 2021, through the stated period end.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual annual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t)	Total returns do not include any applicable sales charges.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

Notes to Financial Statements
(unaudited)
(1)  Business and Organization
MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund (the funds) are each a diversified series of MFS Series Trust XII (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of each fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Each fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral. Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The underlying funds' shareholder reports are not covered by this report.
In November 2023, the FASB issued Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”), which affects all public entities that are required to report segment information in accordance with Topic 280. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows. Although management is still evaluating the disclosures required by ASU 2023-07, adoption of the standard will not affect each fund's financial position or its results of operations.
Investment Valuations — Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” also refers to the underlying funds in which the fund-of-funds invests.
Subject to its oversight, the funds' Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of each fund’s investments to MFS as the funds' adviser, pursuant to each fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of each fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.

Notes to Financial Statements (unaudited) - continued
Under each fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Debt instruments sold short are generally valued at an evaluated or composite mean as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under each fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of each fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating each fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine each fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that each fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which each fund determines its net asset value per share.
Various inputs are used in determining the value of each fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. Each fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of October 31, 2024 in valuing each fund's assets and liabilities:
	Level 1	Level 2	Level 3	Total
MFS Lifetime Income Fund
Financial Instruments
Mutual Funds	$595,659,995	$—	$—	$595,659,995

Notes to Financial Statements (unaudited) - continued
	Level 1	Level 2	Level 3	Total
MFS Lifetime 2025 Fund
Financial Instruments
Mutual Funds	$376,212,227	$—	$—	$376,212,227
MFS Lifetime 2030 Fund
Financial Instruments
Mutual Funds	$768,401,229	$—	$—	$768,401,229
MFS Lifetime 2035 Fund
Financial Instruments
Mutual Funds	$608,810,466	$—	$—	$608,810,466
MFS Lifetime 2040 Fund
Financial Instruments
Mutual Funds	$779,691,769	$—	$—	$779,691,769
MFS Lifetime 2045 Fund
Financial Instruments
Mutual Funds	$524,835,187	$—	$—	$524,835,187
MFS Lifetime 2050 Fund
Financial Instruments
Mutual Funds	$563,966,288	$—	$—	$563,966,288
MFS Lifetime 2055 Fund
Financial Instruments
Mutual Funds	$372,213,587	$—	$—	$372,213,587
MFS Lifetime 2060 Fund
Financial Instruments
Mutual Funds	$205,347,755	$—	$—	$205,347,755
MFS Lifetime 2065 Fund
Financial Instruments
Mutual Funds	$24,310,827	$—	$—	$24,310,827
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the underlying funds’ shareholder reports for further information regarding the levels used in valuing the underlying funds’ assets and liabilities.
Derivatives — Each fund does not invest in derivatives directly. Each fund does invest in underlying funds that may use derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
Indemnifications — Under each fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each fund. Additionally, in the normal course of business, each fund enters into agreements with service providers that may contain indemnification clauses. Each fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against each fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income and realized gain from affiliated issuers by each fund is affected by the timing of the declaration of distributions by the underlying funds in which each fund invests.

Notes to Financial Statements (unaudited) - continued
Each fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statements of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statements of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — Each fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. Each fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed each fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals and treating a portion of the proceeds from redemptions as a distribution for tax purposes, as applicable to each fund.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 4/30/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Ordinary income (including any short-term capital gains)	$24,030,553	$11,251,448	$20,820,021	$12,220,031	$13,001,594
Long-term capital gains	4,094,795	1,021,499	8,836,454	3,115,049	11,512,341
Total distributions	$28,125,348	$12,272,947	$29,656,475	$15,335,080	$24,513,935
Year ended 4/30/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Ordinary income (including any short-term capital gains)	$7,715,990	$7,732,965	$4,900,977	$2,525,991	$203,499
Long-term capital gains	6,840,080	8,978,994	6,013,937	2,680,971	81,500
Total distributions	$14,556,070	$16,711,959	$10,914,914	$5,206,962	$284,999
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 10/31/24	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Cost of investments	$524,108,316	$351,228,494	$629,624,374	$492,884,305	$557,302,536
Gross appreciation	85,841,359	34,024,999	158,223,559	123,961,811	227,898,895
Gross depreciation	(14,289,680)	(9,041,266)	(19,446,704)	(8,035,650)	(5,509,662)
Net unrealized appreciation (depreciation)	$71,551,679	$24,983,733	$138,776,855	$115,926,161	$222,389,233
As of 4/30/24
Undistributed ordinary income	390,190	3,317,716	6,634,565	3,838,563	2,925,049
Undistributed long-term capital gain	10,809,586	6,030,577	15,264,314	7,399,941	10,956,788
Other temporary differences	(1,610,276)	—	—	—	—
Net unrealized appreciation (depreciation)	23,444,205	11,111,487	89,294,927	79,554,928	168,396,345

Notes to Financial Statements (unaudited) - continued
As of 10/31/24	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Cost of investments	$404,117,821	$424,361,254	$295,707,406	$173,501,160	$21,524,368
Gross appreciation	122,719,832	157,706,154	77,846,497	32,174,474	3,113,856
Gross depreciation	(2,002,466)	(18,101,120)	(1,340,316)	(327,879)	(327,397)
Net unrealized appreciation (depreciation)	$120,717,366	$139,605,034	$76,506,181	$31,846,595	$2,786,459
As of 4/30/24
Undistributed ordinary income	1,483,751	1,020,431	698,615	268,803	27,814
Undistributed long-term capital gain	7,318,146	7,858,490	5,102,392	2,628,404	232,483
Other temporary differences	—	—	—	—	1
Net unrealized appreciation (depreciation)	81,341,820	95,333,464	46,443,837	14,764,323	1,080,686
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. For the MFS Lifetime Income Fund, income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. For the MFS Lifetime Income Fund, realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. For all other funds, income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B and Class C shares will convert to Class A shares approximately eight years after purchase. Each fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	MFS Lifetime Income Fund		MFS Lifetime 2025 Fund		MFS Lifetime 2030 Fund
	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24
Class A	$2,868,236	$8,247,132	$—	$1,164,290	$—	$3,395,832
Class B	8,422	41,320	—	11,667	—	73,979
Class C	234,213	1,099,652	—	62,015	—	229,318
Class I	690,888	1,930,639	—	89,170	—	227,722
Class R1	32,288	90,829	—	7,400	—	97,914
Class R2	314,707	990,921	—	341,680	—	1,318,013
Class R3	1,771,044	5,329,548	—	3,266,194	—	8,251,019
Class R4	283,686	937,577	—	933,157	—	1,511,165
Class R6	3,324,544	9,457,730	—	6,397,374	—	14,551,513
Total	$9,528,028	$28,125,348	$—	$12,272,947	$—	$29,656,475
	MFS Lifetime 2035 Fund		MFS Lifetime 2040 Fund		MFS Lifetime 2045 Fund
	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24
Class A	$—	$1,105,908	$—	$2,071,166	$—	$939,365
Class B	—	13,252	—	37,949	—	11,479
Class C	—	104,363	—	184,835	—	72,853
Class I	—	162,745	—	373,291	—	251,868
Class R1	—	20,810	—	78,441	—	12,770
Class R2	—	355,220	—	1,216,005	—	264,623
Class R3	—	4,253,844	—	6,649,838	—	4,617,756
Class R4	—	608,473	—	1,391,089	—	532,632
Class R6	—	8,710,465	—	12,511,321	—	7,852,724
Total	$—	$15,335,080	$—	$24,513,935	$—	$14,556,070

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund		MFS Lifetime 2055 Fund		MFS Lifetime 2060 Fund
	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24	Six Months Ended 10/31/24	Year Ended 4/30/24
Class A	$—	$1,132,673	$—	$800,618	$—	$412,324
Class B	—	16,004	—	10,463	—	2,951
Class C	—	99,866	—	70,472	—	30,085
Class I	—	170,303	—	99,505	—	16,185
Class R1	—	19,093	—	36,957	—	2,592
Class R2	—	492,007	—	274,109	—	75,636
Class R3	—	4,737,555	—	3,169,752	—	1,669,512
Class R4	—	1,450,254	—	406,752	—	199,256
Class R6	—	8,594,204	—	6,046,286	—	2,798,421
Total	$—	$16,711,959	$—	$10,914,914	$—	$5,206,962
	MFS Lifetime 2065 Fund
	Six Months Ended 10/31/24	Year Ended 4/30/24
Class A	$—	$18,583
Class C	—	1,798
Class I	—	1,874
Class R1	—	717
Class R2	—	3,392
Class R3	—	109,122
Class R4	—	16,855
Class R6	—	132,658
Total	$—	$284,999
(3)  Transactions with Affiliates
Investment Adviser — Each fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the funds. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.
For classes other than Class R6 shares, the investment adviser has agreed in writing to pay all of each fund’s operating expenses, excluding distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles (“Other Expenses”). For the six months ended October 31, 2024, this reduction amounted to the following for each fund and is included in the reduction of total expenses in the Statements of Operations:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$484,334	$292,676	$495,370	$381,100	$493,583
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$363,988	$392,813	$309,975	$238,905	$172,190
For Class R6 shares, the investment adviser has agreed to bear each fund's expenses, or make payment to such fund, such that the “Other Expenses” of the class do not exceed (0.12)% annually of average daily net assets for the MFS Lifetime Income Fund and (0.14)% annually of average daily net assets for all other funds. These written agreements will continue until modified by the funds’ Board of Trustees, but such agreements will continue at least until August 31, 2025. Payments made to certain classes of the funds to further reduce “Other Expenses” below 0.00% annually of average daily net assets are included in “Payments from investment adviser for other expenses agreement” in the Statements of Operations.
In addition to the fees and expenses which each fund bears directly, each fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which each fund invests. Accordingly, the expense ratio for each fund reflects only those fees and expenses borne directly by each fund.

Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, as distributor, received the following amounts for the six months ended October 31, 2024, as its portion of the initial sales charge on sales of Class A shares of each fund:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$1,455	$1,643	$5,920	$7,371	$9,882
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$5,274	$6,951	$5,973	$8,292	$3,107
The Board of Trustees has adopted a distribution plan for certain share classes pursuant to Rule 12b-1 of the Investment Company Act of 1940.
Each fund's distribution plan provides that each fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and service fees are computed daily and paid monthly.
Distribution Plan Fee Table:
	Class A
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$241,119
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	45,945
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	118,523
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	55,344
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	90,661
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	44,775
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	51,198
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	35,885
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	21,552
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	1,945
	Class B
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$3,773
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	2,369
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	10,497
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	3,413
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	6,646
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	2,104
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	3,288
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	1,967
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	195

Notes to Financial Statements (unaudited) - continued
	Class C
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$105,048
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	13,709
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	38,497
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	28,383
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	32,698
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	15,384
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	22,185
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	15,262
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	1.00%	7,865
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	1,077
	Class R1
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.75%	0.25%	1.00%	1.00%	$14,454
MFS Lifetime 2025 Fund	0.75%	0.25%	1.00%	1.00%	1,728
MFS Lifetime 2030 Fund	0.75%	0.25%	1.00%	1.00%	16,399
MFS Lifetime 2035 Fund	0.75%	0.25%	1.00%	1.00%	6,600
MFS Lifetime 2040 Fund	0.75%	0.25%	1.00%	1.00%	15,934
MFS Lifetime 2045 Fund	0.75%	0.25%	1.00%	1.00%	3,442
MFS Lifetime 2050 Fund	0.75%	0.25%	1.00%	1.00%	4,413
MFS Lifetime 2055 Fund	0.75%	0.25%	1.00%	1.00%	9,274
MFS Lifetime 2060 Fund	0.75%	0.25%	1.00%	0.25%	126
MFS Lifetime 2065 Fund	0.75%	0.25%	1.00%	1.00%	323
	Class R2
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	0.25%	0.25%	0.50%	0.50%	$57,710
MFS Lifetime 2025 Fund	0.25%	0.25%	0.50%	0.50%	32,016
MFS Lifetime 2030 Fund	0.25%	0.25%	0.50%	0.50%	92,619
MFS Lifetime 2035 Fund	0.25%	0.25%	0.50%	0.50%	36,148
MFS Lifetime 2040 Fund	0.25%	0.25%	0.50%	0.50%	105,810
MFS Lifetime 2045 Fund	0.25%	0.25%	0.50%	0.50%	25,156
MFS Lifetime 2050 Fund	0.25%	0.25%	0.50%	0.50%	41,738
MFS Lifetime 2055 Fund	0.25%	0.25%	0.50%	0.50%	24,934
MFS Lifetime 2060 Fund	0.25%	0.25%	0.50%	0.50%	9,424
MFS Lifetime 2065 Fund	0.25%	0.25%	0.50%	0.50%	784
	Class R3
	Distribution Fee Rate (d)	Service Fee Rate (d)	Total Distribution Plan (d)	Annual Effective Rate (e)	Distribution and Service Fee
MFS Lifetime Income Fund	—	0.25%	0.25%	0.25%	$148,941
MFS Lifetime 2025 Fund	—	0.25%	0.25%	0.25%	130,275
MFS Lifetime 2030 Fund	—	0.25%	0.25%	0.25%	273,789
MFS Lifetime 2035 Fund	—	0.25%	0.25%	0.25%	220,811
MFS Lifetime 2040 Fund	—	0.25%	0.25%	0.25%	274,610
MFS Lifetime 2045 Fund	—	0.25%	0.25%	0.25%	211,918
MFS Lifetime 2050 Fund	—	0.25%	0.25%	0.25%	201,141
MFS Lifetime 2055 Fund	—	0.25%	0.25%	0.25%	137,454
MFS Lifetime 2060 Fund	—	0.25%	0.25%	0.25%	82,865
MFS Lifetime 2065 Fund	—	0.25%	0.25%	0.25%	10,269

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Total Distribution and Service Fees	$571,045	$226,042	$550,324	$350,699	$526,359
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Total Distribution and Service Fees	$302,779	$323,963	$224,776	$122,027	$14,398
(d)	In accordance with the distribution plan for certain classes, each fund pays distribution and/or service fees equal to these annual percentage rates of each class’s average daily net assets. The distribution and service fee rates disclosed by class represent the current rates in effect at the end of the reporting period. Any rate changes, if applicable, are detailed below.
(e)	The annual effective rates represent actual fees incurred under the distribution plan for the six months ended October 31, 2024 based on each class's average daily net assets. MFD has voluntarily agreed to rebate a portion of each class’s 0.25% service fee attributable to accounts for which there is no financial intermediary specified on the account except for accounts attributable to MFS or its affiliates’ seed money. For the six months ended October 31, 2024, these rebates amounted to the following and are included in the reduction of total expenses in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$—	$—	$54	$8	$28
Class R2	47	—	127	—	62
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$—	$3	$1	$—	$1
Class C	—	—	—	2	—
Class R2	—	11	—	6	—
For the MFS Lifetime 2060 Fund, for the six months ended October 31, 2024, the 0.75% distribution fee was not imposed for Class B and Class R1 shares due to the sales charge limitations contained in Financial Industry Regulatory Authority (“FINRA”) Rule 2341.
Certain Class A shares are subject to a contingent deferred sales charge (CDSC) in the event of a shareholder redemption within 18 months of purchase. Class B shares are subject to a CDSC in the event of a shareholder redemption within six years of purchase. Class C shares are subject to a CDSC in the event of a shareholder redemption within 12 months of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended October 31, 2024, were as follows:
CDSC Imposed	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Class A	$2,884	$154	$466	$300	$224
Class B	48	15	—	—	—
Class C	1,326	38	247	535	665
CDSC Imposed	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Class A	$672	$357	$205	$153	$31
Class B	9	—	—	—	N/A
Class C	345	352	654	262	45
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from each fund for its services as shareholder servicing agent calculated as a percentage of the average daily net assets of each fund as determined periodically under the supervision of the funds’ Board of Trustees. For the six months ended October 31, 2024, each fund paid the following fee, which equated to the following annual percentage of each fund’s average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Expenses paid	$34,275	$11,435	$28,653	$17,330	$29,264
Annual percentage of average daily net assets	0.0111%	0.0058%	0.0072%	0.0056%	0.0074%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Expenses paid	$17,606	$23,636	$22,304	$16,392	$5,883
Annual percentage of average daily net assets	0.0066%	0.0083%	0.0118%	0.0159%	0.0538%

Notes to Financial Statements (unaudited) - continued
MFSC also receives reimbursement from each fund for out-of-pocket expenses, sub-accounting and other shareholder servicing costs which may be paid to affiliated and unaffiliated service providers. Class R6 shares do not incur sub-accounting fees. For the six months ended October 31, 2024, these out-of-pocket expenses, sub-accounting and other shareholder servicing costs amounted to the following:
MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
$272,095	$144,156	$298,793	$214,339	$298,448
MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
$199,900	$218,468	$144,324	$85,224	$9,066
Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to each fund. Under an administrative services agreement, each fund reimburses MFS the costs incurred to provide these services. Each fund pays an annual fixed amount of $17,500. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended October 31, 2024 was equivalent to the following annual effective rates of each fund's average daily net assets:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Percentage of average daily net assets	0.0028%	0.0045%	0.0022%	0.0029%	0.0022%
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Percentage of average daily net assets	0.0033%	0.0031%	0.0047%	0.0086%	0.0806%
Trustees’ and Officers’ Compensation — Each fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The funds do not pay compensation directly to Trustees or officers of each fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to each fund. Certain officers and Trustees of each fund are officers or directors of MFS, MFD, and MFSC.
Other — Each fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
MFS purchased or redeemed fund shares on the dates indicated:
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime Income Fund	8/19/2024	Redemption	Class A	11	$134
MFS Lifetime Income Fund	8/19/2024	Redemption	Class C	6	76
MFS Lifetime Income Fund	8/19/2024	Redemption	Class I	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R1	6	77
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R2	6	80
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R3	7	83
MFS Lifetime Income Fund	8/19/2024	Redemption	Class R4	7	83
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class A	3	42
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class C	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class I	4	50
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R2	3	46
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R3	3	40
MFS Lifetime 2025 Fund	8/19/2024	Redemption	Class R4	3	43
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class C	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class I	4	67
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R1	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R2	4	62
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R3	4	65
MFS Lifetime 2030 Fund	8/19/2024	Redemption	Class R4	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class A	4	65
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class C	4	63

Notes to Financial Statements (unaudited) - continued
Fund	Date	Transaction	Class	Shares	Amount
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class I	3	$59
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R1	2	45
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R2	4	67
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R3	4	78
MFS Lifetime 2035 Fund	8/19/2024	Redemption	Class R4	3	59
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class A	8	152
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class B	7	143
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class C	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class I	4	80
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R1	4	74
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R2	4	73
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R3	4	76
MFS Lifetime 2040 Fund	8/19/2024	Redemption	Class R4	4	80
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class A	3	57
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class I	4	72
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R2	4	77
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R3	4	75
MFS Lifetime 2045 Fund	8/19/2024	Redemption	Class R4	4	75
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class A	4	85
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class C	4	80
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class I	3	77
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R2	4	99
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R3	4	91
MFS Lifetime 2050 Fund	8/19/2024	Redemption	Class R4	4	87
MFS Lifetime 2055 Fund	6/23/2023	Redemption	Class I	4,480	78,445
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class A	3	56
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class C	3	52
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class I	2	36
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R1	4,226	85,832
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R2	3	55
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R3	3	64
MFS Lifetime 2055 Fund	8/19/2024	Redemption	Class R4	3	64
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class A	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class C	6,114	100,020
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R2	2	38
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R3	2	41
MFS Lifetime 2060 Fund	8/19/2024	Redemption	Class R4	2	39
MFS Lifeitme 2065 Fund	6/23/2023	Redemption	Class R3	5,411	45,831
MFS Lifetime 2065 Fund	6/23/2023	Redemption	Class R6	54,236	461,006
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class A	5,522	55,884
MFS Lifetime 2065 Fund	8/19/2024	Redemption	Class R3	2	20
At October 31, 2024, MFS held approximately 66% of the outstanding shares of Class B and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2060 Fund. Also, MFS held approximately 52% of the outstanding shares of Class I and 100% of the outstanding shares of Class R1 of the MFS Lifetime 2065 Fund.

Notes to Financial Statements (unaudited) - continued
(4)  Portfolio Securities
For the six months ended October 31, 2024, purchases and sales of shares of underlying funds, excluding the MFS Institutional Money Market Portfolio, aggregated to the following:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Purchases	$10,653,456	$9,943,305	$26,566,115	$24,306,137	$26,661,227
Sales	$71,039,928	$43,287,739	$96,684,233	$54,350,320	$79,124,772
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Purchases	$23,971,816	$20,933,298	$18,027,906	$18,184,168	$8,265,844
Sales	$51,403,425	$53,628,832	$35,654,107	$23,213,926	$3,834,794
(5)  Shares of Beneficial Interest
Each fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	MFS Lifetime Income Fund				MFS Lifetime 2025 Fund
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	959,355	$ 11,963,124	2,493,897	$ 29,695,958	106,342	$ 1,440,616	1,547,894	$ 19,697,054
Class B	257	3,166	774	9,197	—	—	606	7,664
Class C	48,875	614,529	104,903	1,259,063	13,337	179,397	34,841	440,045
Class I	256,692	3,205,323	749,432	8,952,644	1,605	21,969	24,813	315,979
Class R1	13,405	167,456	49,333	593,056	1,296	17,675	4,124	53,064
Class R2	130,060	1,616,864	300,855	3,596,047	73,100	984,119	160,657	2,049,877
Class R3	829,576	10,322,868	2,194,012	26,144,260	471,462	6,377,788	2,087,112	26,513,263
Class R4	50,596	628,894	524,726	6,256,801	119,757	1,645,645	1,218,675	15,775,209
Class R6	866,661	10,820,815	4,553,678	54,528,806	1,291,871	17,520,430	5,797,647	74,834,673
	3,155,477	$39,343,039	10,971,610	$131,035,832	2,078,770	$28,187,639	10,876,369	$139,686,828
Shares issued to shareholders in reinvestment of distributions
Class A	214,567	$ 2,684,252	641,527	$ 7,710,690	—	$ —	54,792	$ 711,744
Class B	671	8,391	3,365	40,426	—	—	897	11,667
Class C	18,560	231,814	90,562	1,088,254	—	—	4,824	61,983
Class I	48,440	606,155	139,991	1,682,409	—	—	6,838	89,170
Class R1	2,576	32,280	7,522	90,684	—	—	565	7,399
Class R2	24,569	307,348	80,702	970,183	—	—	26,275	341,056
Class R3	141,627	1,770,913	443,325	5,328,822	—	—	251,633	3,266,194
Class R4	22,697	283,615	77,775	934,168	—	—	70,473	921,790
Class R6	248,479	3,115,727	732,775	8,834,452	—	—	449,691	5,872,964
	722,186	$9,040,495	2,217,544	$26,680,088	—	$—	865,988	$11,283,967

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund − continued				MFS Lifetime 2025 Fund − continued
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(1,468,994)	$ (18,320,738)	(3,623,282)	$ (43,259,427)	(327,101)	$ (4,448,864)	(693,851)	$ (8,926,268)
Class B	(21,802)	(271,381)	(72,240)	(864,833)	(11,770)	(160,609)	(25,476)	(323,566)
Class C	(581,449)	(7,261,216)	(1,552,584)	(18,522,327)	(32,660)	(433,712)	(102,770)	(1,286,766)
Class I	(352,280)	(4,385,818)	(1,069,236)	(12,747,673)	(9,448)	(126,749)	(27,868)	(358,118)
Class R1	(4,370)	(54,248)	(65,730)	(779,285)	(1,310)	(17,601)	(6,450)	(81,552)
Class R2	(260,043)	(3,239,804)	(777,799)	(9,287,010)	(132,773)	(1,786,582)	(346,049)	(4,363,521)
Class R3	(2,074,332)	(25,790,864)	(2,607,867)	(31,037,258)	(1,667,920)	(22,570,391)	(2,047,448)	(26,228,062)
Class R4	(259,157)	(3,208,492)	(1,306,540)	(15,649,359)	(244,023)	(3,362,960)	(1,893,347)	(24,433,399)
Class R6	(3,143,485)	(39,302,518)	(3,703,919)	(44,368,226)	(2,186,527)	(29,929,019)	(3,772,148)	(48,510,853)
	(8,165,912)	$(101,835,079)	(14,779,197)	$(176,515,398)	(4,613,532)	$(62,836,487)	(8,915,407)	$(114,512,105)
Net change
Class A	(295,072)	$ (3,673,362)	(487,858)	$ (5,852,779)	(220,759)	$ (3,008,248)	908,835	$ 11,482,530
Class B	(20,874)	(259,824)	(68,101)	(815,210)	(11,770)	(160,609)	(23,973)	(304,235)
Class C	(514,014)	(6,414,873)	(1,357,119)	(16,175,010)	(19,323)	(254,315)	(63,105)	(784,738)
Class I	(47,148)	(574,340)	(179,813)	(2,112,620)	(7,843)	(104,780)	3,783	47,031
Class R1	11,611	145,488	(8,875)	(95,545)	(14)	74	(1,761)	(21,089)
Class R2	(105,414)	(1,315,592)	(396,242)	(4,720,780)	(59,673)	(802,463)	(159,117)	(1,972,588)
Class R3	(1,103,129)	(13,697,083)	29,470	435,824	(1,196,458)	(16,192,603)	291,297	3,551,395
Class R4	(185,864)	(2,295,983)	(704,039)	(8,458,390)	(124,266)	(1,717,315)	(604,199)	(7,736,400)
Class R6	(2,028,345)	(25,365,976)	1,582,534	18,995,032	(894,656)	(12,408,589)	2,475,190	32,196,784
	(4,288,249)	$(53,451,545)	(1,590,043)	$(18,799,478)	(2,534,762)	$(34,648,848)	2,826,950	$36,458,690
	MFS Lifetime 2030 Fund				MFS Lifetime 2035 Fund
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	247,527	$ 4,077,538	1,253,897	$ 19,198,135	252,157	$ 4,533,963	845,920	$ 13,745,472
Class B	23	387	4,401	65,705	—	—	621	10,126
Class C	25,035	405,214	67,862	1,021,750	21,939	386,065	99,531	1,553,631
Class I	182,216	3,108,207	116,231	1,772,462	47,389	840,809	447,164	7,342,700
Class R1	10,469	171,552	41,152	625,645	3,050	54,312	16,183	267,546
Class R2	163,570	2,660,322	336,138	5,115,221	61,156	1,101,532	203,532	3,322,750
Class R3	992,480	16,324,934	3,166,069	48,354,143	653,173	11,740,506	2,836,797	46,043,906
Class R4	230,633	3,846,069	950,994	14,921,978	190,122	3,441,270	688,297	11,428,190
Class R6	2,107,827	34,999,513	8,039,922	124,992,412	1,744,325	31,508,219	6,853,768	112,680,361
	3,959,780	$65,593,736	13,976,666	$216,067,451	2,973,311	$53,606,676	11,991,813	$196,394,682
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	185,877	$ 2,897,817	—	$ —	54,727	$ 910,656
Class B	—	—	4,767	73,847	—	—	796	13,252
Class C	—	—	14,551	222,920	—	—	6,322	103,689
Class I	—	—	14,106	221,330	—	—	9,630	160,724
Class R1	—	—	6,309	97,914	—	—	1,252	20,810
Class R2	—	—	84,364	1,305,107	—	—	21,251	354,472
Class R3	—	—	530,954	8,251,019	—	—	255,027	4,253,844
Class R4	—	—	94,053	1,481,340	—	—	36,176	608,473
Class R6	—	—	839,137	13,182,837	—	—	451,208	7,571,270
	—	$—	1,774,118	$27,734,131	—	$—	836,389	$13,997,190

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund − continued				MFS Lifetime 2035 Fund − continued
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(484,353)	$ (7,998,543)	(818,593)	$ (12,615,111)	(270,216)	$ (4,811,455)	(462,799)	$ (7,592,441)
Class B	(35,042)	(575,464)	(74,274)	(1,138,964)	(6,995)	(125,887)	(28,720)	(465,336)
Class C	(51,545)	(842,361)	(145,312)	(2,188,657)	(19,791)	(350,616)	(65,728)	(1,050,066)
Class I	(45,017)	(752,585)	(185,288)	(2,833,335)	(69,056)	(1,232,388)	(93,132)	(1,527,837)
Class R1	(4,979)	(81,505)	(75,142)	(1,148,929)	(2,297)	(41,317)	(8,602)	(139,711)
Class R2	(210,884)	(3,445,002)	(1,253,869)	(19,054,583)	(93,768)	(1,675,933)	(334,057)	(5,479,141)
Class R3	(2,506,226)	(40,893,576)	(2,848,091)	(43,809,633)	(1,973,986)	(35,136,084)	(1,596,952)	(25,788,988)
Class R4	(339,035)	(5,595,495)	(2,559,145)	(40,055,368)	(379,905)	(6,835,802)	(1,999,670)	(32,730,415)
Class R6	(4,621,854)	(77,239,325)	(3,740,405)	(58,248,436)	(1,893,583)	(34,406,687)	(3,026,268)	(49,953,904)
	(8,298,935)	$(137,423,856)	(11,700,119)	$(181,093,016)	(4,709,597)	$(84,616,169)	(7,615,928)	$(124,727,839)
Net change
Class A	(236,826)	$ (3,921,005)	621,181	$ 9,480,841	(18,059)	$ (277,492)	437,848	$ 7,063,687
Class B	(35,019)	(575,077)	(65,106)	(999,412)	(6,995)	(125,887)	(27,303)	(441,958)
Class C	(26,510)	(437,147)	(62,899)	(943,987)	2,148	35,449	40,125	607,254
Class I	137,199	2,355,622	(54,951)	(839,543)	(21,667)	(391,579)	363,662	5,975,587
Class R1	5,490	90,047	(27,681)	(425,370)	753	12,995	8,833	148,645
Class R2	(47,314)	(784,680)	(833,367)	(12,634,255)	(32,612)	(574,401)	(109,274)	(1,801,919)
Class R3	(1,513,746)	(24,568,642)	848,932	12,795,529	(1,320,813)	(23,395,578)	1,494,872	24,508,762
Class R4	(108,402)	(1,749,426)	(1,514,098)	(23,652,050)	(189,783)	(3,394,532)	(1,275,197)	(20,693,752)
Class R6	(2,514,027)	(42,239,812)	5,138,654	79,926,813	(149,258)	(2,898,468)	4,278,708	70,297,727
	(4,339,155)	$(71,830,120)	4,050,665	$62,708,566	(1,736,286)	$(31,009,493)	5,212,274	$85,664,033
	MFS Lifetime 2040 Fund				MFS Lifetime 2045 Fund
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	288,764	$ 5,730,905	946,864	$ 16,834,351	117,866	$ 2,314,975	666,031	$ 11,641,031
Class B	—	—	48	875	—	—	—	—
Class C	30,224	584,767	62,709	1,082,701	15,321	295,836	41,313	715,050
Class I	85,781	1,691,178	420,595	7,615,489	65,615	1,279,409	538,307	9,500,323
Class R1	9,962	195,372	28,918	506,325	2,344	45,912	8,044	141,409
Class R2	160,964	3,163,725	399,453	6,993,541	53,179	1,044,767	183,933	3,200,852
Class R3	837,093	16,537,313	2,545,885	44,943,987	704,529	13,799,225	2,059,762	35,693,902
Class R4	123,532	2,481,389	695,059	12,658,694	105,318	2,075,571	501,962	9,036,933
Class R6	1,675,726	33,489,653	6,079,912	109,493,942	1,512,340	29,741,995	4,291,496	76,058,561
	3,212,046	$63,874,302	11,179,443	$200,129,905	2,576,512	$50,597,690	8,290,848	$145,988,061
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	97,076	$ 1,759,015	—	$ —	45,382	$ 812,791
Class B	—	—	2,093	37,949	—	—	642	11,479
Class C	—	—	10,303	182,978	—	—	4,107	72,616
Class I	—	—	18,663	340,787	—	—	13,985	251,868
Class R1	—	—	4,360	78,441	—	—	714	12,770
Class R2	—	—	65,915	1,188,447	—	—	14,791	264,607
Class R3	—	—	367,191	6,649,838	—	—	257,975	4,617,751
Class R4	—	—	75,691	1,390,437	—	—	29,479	532,104
Class R6	—	—	595,124	10,914,574	—	—	385,111	6,935,853
	—	$—	1,236,416	$22,542,466	—	$—	752,186	$13,511,839

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund − continued				MFS Lifetime 2045 Fund − continued
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(228,652)	$ (4,525,259)	(464,821)	$ (8,373,801)	(206,741)	$ (4,047,209)	(277,650)	$ (4,949,692)
Class B	(14,603)	(289,698)	(44,382)	(792,009)	(4,551)	(89,641)	(17,663)	(310,588)
Class C	(40,783)	(790,805)	(137,989)	(2,426,973)	(34,655)	(664,401)	(29,605)	(521,739)
Class I	(59,132)	(1,186,620)	(184,739)	(3,240,198)	(80,856)	(1,610,587)	(108,758)	(1,926,746)
Class R1	(12,230)	(238,413)	(52,026)	(918,562)	(1,170)	(22,518)	(5,495)	(93,704)
Class R2	(243,309)	(4,771,744)	(686,221)	(11,947,615)	(63,550)	(1,231,478)	(293,980)	(5,087,073)
Class R3	(1,814,547)	(35,381,559)	(1,720,379)	(30,487,687)	(1,536,543)	(29,682,191)	(1,093,003)	(19,181,629)
Class R4	(461,599)	(9,292,746)	(1,555,706)	(28,437,986)	(252,107)	(4,937,750)	(839,579)	(15,033,360)
Class R6	(3,013,157)	(60,729,265)	(2,556,551)	(46,274,734)	(1,802,499)	(36,094,393)	(2,357,427)	(41,760,702)
	(5,888,012)	$(117,206,109)	(7,402,814)	$(132,899,565)	(3,982,672)	$(78,380,168)	(5,023,160)	$(88,865,233)
Net change
Class A	60,112	$ 1,205,646	579,119	$ 10,219,565	(88,875)	$ (1,732,234)	433,763	$ 7,504,130
Class B	(14,603)	(289,698)	(42,241)	(753,185)	(4,551)	(89,641)	(17,021)	(299,109)
Class C	(10,559)	(206,038)	(64,977)	(1,161,294)	(19,334)	(368,565)	15,815	265,927
Class I	26,649	504,558	254,519	4,716,078	(15,241)	(331,178)	443,534	7,825,445
Class R1	(2,268)	(43,041)	(18,748)	(333,796)	1,174	23,394	3,263	60,475
Class R2	(82,345)	(1,608,019)	(220,853)	(3,765,627)	(10,371)	(186,711)	(95,256)	(1,621,614)
Class R3	(977,454)	(18,844,246)	1,192,697	21,106,138	(832,014)	(15,882,966)	1,224,734	21,130,024
Class R4	(338,067)	(6,811,357)	(784,956)	(14,388,855)	(146,789)	(2,862,179)	(308,138)	(5,464,323)
Class R6	(1,337,431)	(27,239,612)	4,118,485	74,133,782	(290,159)	(6,352,398)	2,319,180	41,233,712
	(2,675,966)	$(53,331,807)	5,013,045	$89,772,806	(1,406,160)	$(27,782,478)	4,019,874	$70,634,667
	MFS Lifetime 2050 Fund				MFS Lifetime 2055 Fund
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	122,612	$ 2,885,036	498,499	$ 10,464,915	142,110	$ 2,895,456	452,686	$ 8,220,810
Class B	—	—	—	—	—	—	—	1
Class C	19,080	439,623	42,474	877,810	13,649	272,821	32,081	572,690
Class I	40,524	954,559	305,222	6,540,076	17,820	358,652	141,997	2,578,594
Class R1	3,266	75,401	8,245	170,195	12,219	245,203	31,344	563,497
Class R2	74,588	1,741,382	221,963	4,604,732	80,585	1,636,503	184,668	3,350,254
Class R3	640,767	14,967,523	1,806,883	37,591,194	646,828	13,197,777	1,703,476	30,808,082
Class R4	106,230	2,509,336	671,222	14,262,529	72,997	1,509,220	308,798	5,687,609
Class R6	1,156,061	27,253,604	4,412,784	94,359,399	1,192,108	24,489,625	3,582,057	66,134,754
	2,163,128	$50,826,464	7,967,292	$168,870,850	2,178,316	$44,605,257	6,437,107	$117,916,291
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	46,147	$ 991,233	—	$ —	30,445	$ 562,927
Class B	—	—	752	16,004	—	—	565	10,463
Class C	—	—	4,575	96,111	—	—	3,779	69,038
Class I	—	—	7,892	169,529	—	—	5,373	99,394
Class R1	—	—	904	19,093	—	—	2,018	36,957
Class R2	—	—	23,136	491,870	—	—	14,437	267,237
Class R3	—	—	222,629	4,737,550	—	—	171,338	3,169,752
Class R4	—	—	67,512	1,450,164	—	—	21,764	406,558
Class R6	—	—	371,385	7,966,216	—	—	298,627	5,569,392
	—	$—	744,932	$15,937,770	—	$—	548,346	$10,191,718

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund − continued				MFS Lifetime 2055 Fund − continued
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(144,573)	$ (3,427,619)	(220,339)	$ (4,700,869)	(372,697)	$ (7,733,336)	(234,153)	$ (4,332,340)
Class B	(4,317)	(102,530)	(20,999)	(430,749)	(1,701)	(34,827)	(9,602)	(178,417)
Class C	(28,129)	(649,756)	(32,511)	(674,738)	(20,378)	(411,834)	(34,307)	(613,349)
Class I	(55,264)	(1,287,513)	(81,865)	(1,790,936)	(17,253)	(345,736)	(23,738)	(438,807)
Class R1	(3,101)	(71,119)	(5,716)	(116,743)	(10,829)	(221,436)	(6,670)	(116,776)
Class R2	(97,827)	(2,278,659)	(443,539)	(9,215,515)	(81,209)	(1,632,180)	(220,907)	(3,960,217)
Class R3	(1,287,954)	(29,657,953)	(958,581)	(20,001,069)	(1,137,296)	(22,824,194)	(690,976)	(12,557,894)
Class R4	(199,440)	(4,658,983)	(1,258,510)	(27,811,457)	(84,306)	(1,724,931)	(771,917)	(14,310,867)
Class R6	(1,762,277)	(41,842,664)	(1,607,005)	(33,859,285)	(1,367,122)	(28,201,665)	(1,484,948)	(27,248,120)
	(3,582,882)	$(83,976,796)	(4,629,065)	$(98,601,361)	(3,092,791)	$(63,130,139)	(3,477,218)	$(63,756,787)
Net change
Class A	(21,961)	$ (542,583)	324,307	$ 6,755,279	(230,587)	$ (4,837,880)	248,978	$ 4,451,397
Class B	(4,317)	(102,530)	(20,247)	(414,745)	(1,701)	(34,827)	(9,037)	(167,953)
Class C	(9,049)	(210,133)	14,538	299,183	(6,729)	(139,013)	1,553	28,379
Class I	(14,740)	(332,954)	231,249	4,918,669	567	12,916	123,632	2,239,181
Class R1	165	4,282	3,433	72,545	1,390	23,767	26,692	483,678
Class R2	(23,239)	(537,277)	(198,440)	(4,118,913)	(624)	4,323	(21,802)	(342,726)
Class R3	(647,187)	(14,690,430)	1,070,931	22,327,675	(490,468)	(9,626,417)	1,183,838	21,419,940
Class R4	(93,210)	(2,149,647)	(519,776)	(12,098,764)	(11,309)	(215,711)	(441,355)	(8,216,700)
Class R6	(606,216)	(14,589,060)	3,177,164	68,466,330	(175,014)	(3,712,040)	2,395,736	44,456,026
	(1,419,754)	$(33,150,332)	4,083,159	$86,207,259	(914,475)	$(18,524,882)	3,508,235	$64,351,222
	MFS Lifetime 2060 Fund				MFS Lifetime 2065 Fund
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold
Class A	113,995	$ 1,861,572	330,365	$ 4,802,584	69,912	$ 712,404	84,330	$ 755,593
Class C	10,454	169,034	25,886	373,801	5,503	55,119	10,709	95,053
Class I	6,138	103,229	9,681	140,686	1,372	13,797	2,831	25,327
Class R2	50,717	827,547	115,076	1,671,886	11,358	115,533	15,251	135,941
Class R3	693,910	11,375,517	1,692,201	24,590,194	449,331	4,490,052	706,776	6,179,087
Class R4	50,255	832,133	217,560	3,194,772	3,222	32,297	76,583	701,316
Class R6	1,106,080	18,284,919	3,276,896	48,681,073	521,991	5,246,572	854,619	7,723,168
	2,031,549	$33,453,951	5,667,665	$83,454,996	1,062,689	$10,665,774	1,751,099	$15,615,485
Shares issued to shareholders in reinvestment of distributions
Class A	—	$ —	26,950	$ 400,479	—	$ —	1,994	$ 18,104
Class B	—	—	198	2,951	—	—	—	—
Class C	—	—	1,993	29,379	—	—	198	1,798
Class I	—	—	1,071	16,051	—	—	206	1,874
Class R1	—	—	173	2,592	—	—	79	717
Class R2	—	—	5,090	75,636	—	—	374	3,392
Class R3	—	—	112,198	1,669,507	—	—	12,018	109,122
Class R4	—	—	13,310	199,256	—	—	1,852	16,855
Class R6	—	—	163,715	2,457,355	—	—	14,578	132,658
	—	$—	324,698	$4,853,206	—	$—	31,299	$284,520

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund − continued				MFS Lifetime 2065 Fund − continued
	Six Months Ended 10/31/24		Year ended 4/30/24		Six Months Ended 10/31/24		Year ended 4/30/24
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares reacquired
Class A	(68,928)	$ (1,127,551)	(158,693)	$ (2,323,292)	(51,952)	$ (531,101)	(8,798)	$ (80,800)
Class B	(613)	(10,180)	(2,616)	(37,697)	—	—	—	—
Class C	(14,335)	(235,522)	(10,786)	(153,639)	(1,067)	(10,836)	(2,006)	(16,778)
Class I	(4,959)	(83,753)	(1,964)	(29,146)	—	—	(14)	(125)
Class R2	(35,642)	(596,398)	(66,686)	(966,549)	(1,361)	(13,653)	(229)	(2,005)
Class R3	(963,901)	(15,550,027)	(779,084)	(11,422,857)	(194,360)	(1,926,982)	(245,779)	(2,201,249)
Class R4	(40,437)	(660,824)	(514,994)	(7,808,611)	(769)	(7,341)	(95,624)	(917,601)
Class R6	(1,206,044)	(20,111,304)	(1,075,189)	(15,874,911)	(356,778)	(3,610,203)	(263,822)	(2,349,995)
	(2,334,859)	$(38,375,559)	(2,610,012)	$(38,616,702)	(606,287)	$(6,100,116)	(616,272)	$(5,568,553)
Net change
Class A	45,067	$ 734,021	198,622	$ 2,879,771	17,960	$ 181,303	77,526	$ 692,897
Class B	(613)	(10,180)	(2,418)	(34,746)	—	—	—	—
Class C	(3,881)	(66,488)	17,093	249,541	4,436	44,283	8,901	80,073
Class I	1,179	19,476	8,788	127,591	1,372	13,797	3,023	27,076
Class R1	—	—	173	2,592	—	—	79	717
Class R2	15,075	231,149	53,480	780,973	9,997	101,880	15,396	137,328
Class R3	(269,991)	(4,174,510)	1,025,315	14,836,844	254,971	2,563,070	473,015	4,086,960
Class R4	9,818	171,309	(284,124)	(4,414,583)	2,453	24,956	(17,189)	(199,430)
Class R6	(99,964)	(1,826,385)	2,365,422	35,263,517	165,213	1,636,369	605,375	5,505,831
	(303,310)	$(4,921,608)	3,382,351	$49,691,500	456,402	$4,565,658	1,166,126	$10,331,452
Effective June 1, 2019, purchases of each fund's Class B shares were closed to new and existing investors subject to certain exceptions. Effective September 29, 2023, purchases of each fund's Class R1 and Class R2 shares were closed to new eligible investors.
(6)  Line of Credit
Each fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by each fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 13, 2025 unless extended or renewed. In addition, each fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended October 31, 2024, each fund’s commitment fee and interest expense were as follows and are included in “Miscellaneous” expense in the Statements of Operations:
	MFS Lifetime Income Fund	MFS Lifetime 2025 Fund	MFS Lifetime 2030 Fund	MFS Lifetime 2035 Fund	MFS Lifetime 2040 Fund
Commitment Fee	$1,675	$1,029	$2,138	$1,585	$2,040
Interest Expense	—	—	—	—	—
	MFS Lifetime 2045 Fund	MFS Lifetime 2050 Fund	MFS Lifetime 2055 Fund	MFS Lifetime 2060 Fund	MFS Lifetime 2065 Fund
Commitment Fee	$1,354	$1,517	$993	$531	$51
Interest Expense	—	—	—	—	—

Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the six months ended October 31, 2024:
	MFS Lifetime Income Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$9,979,138	$122,214	$1,695,212	$596,661	$678,065	$9,680,866
MFS Blended Research Growth Equity Fund	9,914,674	246,591	2,156,362	1,057,662	586,524	9,649,089
MFS Blended Research International Equity Fund	15,517,979	358,426	2,629,605	633,685	730,832	14,611,317
MFS Blended Research Mid Cap Equity Fund	18,411,563	464,207	3,084,523	900,752	1,124,514	17,816,513
MFS Blended Research Small Cap Equity Fund	6,116,310	271,811	836,100	189,606	253,276	5,994,903
MFS Blended Research Value Equity Fund	12,353,463	289,337	1,702,722	504,506	470,187	11,914,771
MFS Commodity Strategy Fund	12,293,959	662,546	1,188,894	(152,255)	150,669	11,766,025
MFS Emerging Markets Debt Fund	6,258,015	273,311	725,636	(59,737)	240,073	5,986,026
MFS Emerging Markets Debt Local Currency Fund	6,207,107	393,663	814,603	(110,380)	227,600	5,903,387
MFS Global Opportunistic Bond Fund	43,712,819	1,213,971	4,288,923	(444,569)	1,658,606	41,851,904
MFS Global Real Estate Fund	12,104,575	435,726	2,292,602	317,287	1,118,281	11,683,267
MFS Government Securities Fund	58,014,294	2,280,938	6,177,142	(901,348)	2,529,145	55,745,887
MFS Growth Fund	9,855,908	306,287	1,781,821	1,244,624	(31,369)	9,593,629
MFS High Income Fund	12,547,730	522,101	1,363,067	(48,405)	375,300	12,033,659
MFS Inflation-Adjusted Bond Fund	61,646,782	2,551,139	6,312,224	(800,283)	2,196,247	59,281,661
MFS Institutional Money Market Portfolio	18,701,436	9,040,848	11,505,018	(178)	2,185	16,239,273
MFS International Growth Fund	3,094,429	55,481	567,561	294,478	48,968	2,925,795
MFS International Intrinsic Value Fund	3,089,232	105,355	453,131	153,331	38,604	2,933,391
MFS Limited Maturity Fund	125,089,385	4,047,743	11,332,664	(336,776)	2,919,856	120,387,544
MFS Mid Cap Growth Fund	9,102,690	197,677	1,082,433	720,321	(107,575)	8,830,680
MFS Mid Cap Value Fund	9,271,917	262,728	1,589,542	1,029,759	(16,729)	8,958,133
MFS New Discovery Fund	3,037,542	96,825	329,977	92,892	114,091	3,011,373
MFS New Discovery Value Fund	3,080,190	144,605	512,869	152,925	138,800	3,003,651
MFS Research Fund	9,940,874	103,904	1,443,333	968,947	87,537	9,657,929
MFS Research International Fund	9,305,847	278,634	1,349,322	505,749	30,378	8,771,286
MFS Total Return Bond Fund	120,472,917	4,233,507	13,454,335	(1,517,860)	5,839,310	115,573,539
MFS Value Fund	12,385,948	386,981	1,875,325	889,493	67,400	11,854,497
	$621,506,723	$29,346,556	$82,544,946	$5,880,887	$21,470,775	$595,659,995

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime Income Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	223,906	—
MFS Emerging Markets Debt Local Currency Fund	177,403	—
MFS Global Opportunistic Bond Fund	703,479	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,193,080	—
MFS Growth Fund	14,901	8,688
MFS High Income Fund	400,461	—
MFS Inflation-Adjusted Bond Fund	1,487,024	—
MFS Institutional Money Market Portfolio	487,302	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	2,757,454	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	13,569	5,575
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,551,740	—
MFS Value Fund	114,970	—
	$10,125,289	$14,263

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$7,327,797	$212,509	$1,613,213	$529,905	$405,398	$6,862,396
MFS Blended Research Growth Equity Fund	7,305,242	404,090	2,071,609	917,353	296,004	6,851,080
MFS Blended Research International Equity Fund	11,302,319	252,133	2,261,125	561,751	437,946	10,293,024
MFS Blended Research Mid Cap Equity Fund	12,598,388	312,759	2,295,004	669,355	714,652	12,000,150
MFS Blended Research Small Cap Equity Fund	3,835,277	208,570	539,826	57,995	220,100	3,782,116
MFS Blended Research Value Equity Fund	8,792,175	161,149	1,376,774	426,821	261,530	8,264,901
MFS Commodity Strategy Fund	7,667,872	520,696	742,292	(100,932)	103,969	7,449,313
MFS Emerging Markets Debt Fund	5,007,364	183,743	831,662	(137,639)	282,195	4,504,001
MFS Emerging Markets Debt Local Currency Fund	4,988,572	202,571	842,278	(115,373)	211,976	4,445,468
MFS Global Opportunistic Bond Fund	27,164,495	900,815	2,418,894	(293,662)	1,056,331	26,409,085
MFS Global Real Estate Fund	7,631,272	310,451	1,485,028	127,773	781,488	7,365,956
MFS Government Securities Fund	36,046,954	1,587,225	3,520,185	(491,010)	1,512,081	35,135,065
MFS Growth Fund	7,286,028	410,661	1,788,593	1,001,686	(98,881)	6,810,901
MFS High Income Fund	10,015,561	359,406	1,582,669	(105,216)	365,122	9,052,204
MFS Inflation-Adjusted Bond Fund	38,266,718	1,790,572	3,551,326	(467,502)	1,343,617	37,382,079
MFS Institutional Money Market Portfolio	11,641,572	4,357,076	5,412,355	(119)	1,352	10,587,526
MFS International Growth Fund	2,475,045	53,432	599,626	228,455	45,709	2,203,015
MFS International Intrinsic Value Fund	2,469,943	57,753	472,828	116,645	38,776	2,210,289
MFS Limited Maturity Fund	66,538,982	3,827,148	3,090,670	(102,264)	1,510,589	68,683,785
MFS Mid Cap Growth Fund	6,278,821	198,872	959,240	421,553	1,308	5,941,314
MFS Mid Cap Value Fund	6,336,229	133,617	1,127,415	492,483	198,370	6,033,284
MFS New Discovery Fund	1,911,638	97,856	235,039	19,920	111,000	1,905,375
MFS New Discovery Value Fund	1,919,903	93,777	300,262	27,541	155,482	1,896,441
MFS Research Fund	7,318,848	197,889	1,448,870	547,069	227,912	6,842,848
MFS Research International Fund	6,337,042	173,734	990,332	237,801	133,099	5,891,344
MFS Total Return Bond Fund	69,361,327	2,991,203	5,668,384	(803,076)	3,312,577	69,193,647
MFS Value Fund	8,801,165	212,491	1,474,595	434,015	242,544	8,215,620
	$386,626,549	$20,212,198	$48,700,094	$4,201,328	$13,872,246	$376,212,227

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2025 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	175,051	—
MFS Emerging Markets Debt Local Currency Fund	138,707	—
MFS Global Opportunistic Bond Fund	443,680	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	752,566	—
MFS Growth Fund	10,949	6,383
MFS High Income Fund	312,985	—
MFS Inflation-Adjusted Bond Fund	938,316	—
MFS Institutional Money Market Portfolio	307,369	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS Limited Maturity Fund	1,529,197	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	8,621	3,542
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	1,510,560	—
MFS Value Fund	81,260	—
	$6,209,261	$9,925

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,792,219	$468,371	$4,132,587	$1,401,590	$1,514,976	$22,044,569
MFS Blended Research Growth Equity Fund	22,633,121	1,197,535	5,538,602	2,438,094	1,362,786	22,092,934
MFS Blended Research International Equity Fund	36,599,212	673,797	7,282,231	1,776,376	1,433,800	33,200,954
MFS Blended Research Mid Cap Equity Fund	38,320,749	544,791	7,180,558	2,231,438	1,876,362	35,792,782
MFS Blended Research Small Cap Equity Fund	8,897,440	363,129	1,360,310	318,200	322,944	8,541,403
MFS Blended Research Value Equity Fund	26,023,513	292,597	3,447,540	1,104,861	911,838	24,885,269
MFS Commodity Strategy Fund	18,060,680	730,423	1,947,570	(302,961)	290,330	16,830,902
MFS Emerging Markets Debt Fund	18,175,574	777,130	2,525,314	(491,128)	1,007,066	16,943,328
MFS Emerging Markets Debt Local Currency Fund	15,560,478	1,118,193	1,800,652	(334,612)	616,809	15,160,216
MFS Global Opportunistic Bond Fund	50,450,887	2,681,938	3,982,065	(520,080)	1,923,921	50,554,601
MFS Global Real Estate Fund	17,563,722	371,690	3,495,029	404,215	1,658,832	16,503,430
MFS Government Securities Fund	73,131,017	3,733,423	7,667,967	(1,177,290)	3,227,066	71,246,249
MFS Growth Fund	22,510,615	1,184,383	4,639,792	2,812,246	(9,072)	21,858,380
MFS High Income Fund	31,865,749	1,713,972	3,332,572	(309,117)	1,136,911	31,074,943
MFS Inflation-Adjusted Bond Fund	71,022,086	4,246,778	5,382,277	(1,052,131)	2,625,314	71,459,770
MFS Institutional Money Market Portfolio	23,943,987	14,074,384	15,332,979	(1,075)	2,776	22,687,093
MFS International Growth Fund	9,014,324	133,253	1,829,941	752,580	243,134	8,313,350
MFS International Intrinsic Value Fund	9,056,016	238,016	1,541,831	169,659	396,398	8,318,258
MFS International New Discovery Fund	2,325,255	275	981,244	486,507	(347,151)	1,483,642
MFS Limited Maturity Fund	55,473,008	7,709,299	2,694,294	(120,338)	1,315,901	61,683,576
MFS Mid Cap Growth Fund	18,861,931	358,845	2,853,391	1,828,037	(573,888)	17,621,534
MFS Mid Cap Value Fund	19,319,731	227,457	3,684,021	2,154,413	(113,175)	17,904,405
MFS New Discovery Fund	4,432,864	189,331	620,389	77,148	226,094	4,305,048
MFS New Discovery Value Fund	4,520,948	148,301	793,768	108,002	312,185	4,295,668
MFS Research Fund	22,702,201	390,633	3,563,842	1,681,663	724,635	21,935,290
MFS Research International Fund	18,117,528	395,915	3,020,759	891,497	161,898	16,546,079
MFS Total Return Bond Fund	98,243,876	6,294,212	7,572,688	(1,382,666)	4,911,947	100,494,681
MFS Value Fund	26,045,852	422,129	3,812,999	533,274	1,434,619	24,622,875
	$785,664,583	$50,680,200	$112,017,212	$15,478,402	$28,595,256	$768,401,229

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2030 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	641,097	—
MFS Emerging Markets Debt Local Currency Fund	452,890	—
MFS Global Opportunistic Bond Fund	832,773	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	1,518,255	—
MFS Growth Fund	34,211	19,946
MFS High Income Fund	1,022,847	—
MFS Inflation-Adjusted Bond Fund	1,765,475	—
MFS Institutional Money Market Portfolio	624,323	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Limited Maturity Fund	1,324,148	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	19,223	7,899
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	2,161,643	—
MFS Value Fund	239,293	—
	$10,636,178	$27,845

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$22,959,592	$508,328	$2,651,919	$574,230	$2,407,149	$23,797,380
MFS Blended Research Emerging Markets Equity Fund	902,358	1,736	363,531	67,225	4,749	612,537
MFS Blended Research Growth Equity Fund	22,818,667	1,165,487	3,908,309	1,222,668	2,656,093	23,954,606
MFS Blended Research International Equity Fund	40,302,762	657,908	5,375,474	654,928	2,852,784	39,092,908
MFS Blended Research Mid Cap Equity Fund	44,748,902	819,463	4,435,678	826,441	4,126,792	46,085,920
MFS Blended Research Small Cap Equity Fund	9,708,239	399,478	944,603	62,017	637,578	9,862,709
MFS Blended Research Value Equity Fund	25,481,600	339,010	1,860,972	235,838	1,772,014	25,967,490
MFS Commodity Strategy Fund	19,706,066	938,565	1,148,830	(189,365)	159,381	19,465,817
MFS Emerging Markets Debt Fund	17,886,519	1,305,855	1,446,115	(298,180)	808,895	18,256,974
MFS Emerging Markets Debt Local Currency Fund	11,817,758	989,858	1,061,886	(188,242)	393,127	11,950,615
MFS Emerging Markets Equity Fund	899,120	410	364,149	96,000	(18,405)	612,976
MFS Global Opportunistic Bond Fund	26,200,415	2,327,208	1,626,299	(251,291)	989,222	27,639,255
MFS Global Real Estate Fund	19,228,913	411,443	2,861,214	159,112	2,099,401	19,037,655
MFS Government Securities Fund	39,050,895	5,791,975	1,587,350	(258,728)	1,331,222	44,328,014
MFS Growth Fund	22,730,586	1,212,324	3,189,595	1,343,102	1,491,433	23,587,850
MFS High Income Fund	24,008,280	1,723,265	1,874,058	(173,767)	803,288	24,487,008
MFS Inflation-Adjusted Bond Fund	37,513,565	3,271,194	2,396,032	(475,180)	1,311,816	39,225,363
MFS Institutional Money Market Portfolio	17,826,374	7,015,263	7,645,195	(305)	2,068	17,198,205
MFS International Growth Fund	10,614,726	86,418	1,587,924	173,487	992,114	10,278,821
MFS International Intrinsic Value Fund	10,632,170	243,101	1,307,369	74,897	576,085	10,218,884
MFS International New Discovery Fund	7,674,212	80,081	1,072,037	78,408	399,133	7,159,797
MFS Mid Cap Growth Fund	22,108,726	631,818	1,607,896	145,878	1,328,604	22,607,130
MFS Mid Cap Value Fund	22,576,402	340,262	2,431,760	304,804	2,161,862	22,951,570
MFS New Discovery Fund	4,816,944	201,636	379,538	20,202	309,841	4,969,085
MFS New Discovery Value Fund	4,887,142	162,164	550,149	38,828	422,861	4,960,846
MFS Research Fund	22,899,142	456,287	2,160,164	277,110	2,178,451	23,650,826
MFS Research International Fund	18,662,791	445,511	1,668,990	110,281	945,125	18,494,718
MFS Total Return Bond Fund	38,850,887	4,579,922	2,111,074	(372,608)	1,779,298	42,726,425
MFS Value Fund	25,521,700	525,797	2,377,405	148,710	1,810,280	25,629,082
	$593,035,453	$36,631,767	$61,995,515	$4,406,500	$36,732,261	$608,810,466

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2035 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	663,568	—
MFS Emerging Markets Debt Local Currency Fund	350,430	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	446,615	—
MFS Global Real Estate Fund	—	—
MFS Government Securities Fund	888,963	—
MFS Growth Fund	36,006	20,992
MFS High Income Fund	790,753	—
MFS Inflation-Adjusted Bond Fund	948,139	—
MFS Institutional Money Market Portfolio	458,764	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	22,048	9,060
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	891,534	—
MFS Value Fund	242,262	—
	$5,739,082	$30,052

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$35,191,012	$490,477	$3,793,511	$759,389	$3,833,274	$36,480,641
MFS Blended Research Emerging Markets Equity Fund	4,565,214	130,558	917,731	127,675	267,378	4,173,094
MFS Blended Research Growth Equity Fund	35,645,023	1,121,182	5,995,875	1,947,270	4,110,621	36,828,221
MFS Blended Research International Equity Fund	68,961,378	978,710	8,811,873	1,077,141	4,935,632	67,140,988
MFS Blended Research Mid Cap Equity Fund	69,979,392	1,287,750	7,501,156	1,359,725	6,416,002	71,541,713
MFS Blended Research Small Cap Equity Fund	15,715,434	757,184	1,484,962	79,256	1,061,344	16,128,256
MFS Blended Research Value Equity Fund	39,002,064	783,903	3,117,865	339,613	2,747,055	39,754,770
MFS Commodity Strategy Fund	32,497,689	1,774,275	2,403,202	(515,462)	463,783	31,817,083
MFS Emerging Markets Debt Fund	19,779,366	2,375,548	1,529,739	(342,545)	908,495	21,191,125
MFS Emerging Markets Debt Local Currency Fund	13,032,201	1,762,274	1,120,472	(211,757)	431,252	13,893,498
MFS Emerging Markets Equity Fund	4,529,245	103,427	899,767	111,109	329,450	4,173,464
MFS Global Opportunistic Bond Fund	19,718,985	2,334,764	1,578,598	(252,051)	803,636	21,026,736
MFS Global Real Estate Fund	31,127,660	875,147	4,356,921	246,751	3,439,969	31,332,606
MFS Growth Fund	35,506,550	1,292,724	4,712,318	1,388,469	3,042,474	36,517,899
MFS High Income Fund	26,541,132	3,144,223	1,973,528	(200,086)	902,271	28,414,012
MFS Inflation-Adjusted Bond Fund	34,954,296	3,794,140	2,995,902	(609,866)	1,382,845	36,525,513
MFS Institutional Money Market Portfolio	18,000,995	7,484,032	8,098,957	(422)	1,999	17,387,647
MFS International Growth Fund	20,256,523	164,182	2,705,731	251,702	1,997,937	19,964,613
MFS International Intrinsic Value Fund	20,437,608	471,305	2,131,370	109,448	1,138,688	20,025,679
MFS International New Discovery Fund	17,662,935	323,716	2,285,183	153,749	952,939	16,808,156
MFS Mid Cap Growth Fund	34,434,479	1,035,734	2,474,260	215,638	2,087,561	35,299,152
MFS Mid Cap Value Fund	35,187,407	708,303	3,867,166	477,635	3,397,499	35,903,678
MFS New Discovery Fund	7,820,859	342,439	576,499	19,191	518,244	8,124,234
MFS New Discovery Value Fund	7,956,790	280,333	887,341	61,879	693,654	8,105,315
MFS Research Fund	35,039,295	539,571	3,020,430	348,072	3,430,690	36,337,198
MFS Research International Fund	27,427,943	683,912	2,434,965	151,561	1,392,027	27,220,478
MFS Total Return Bond Fund	17,184,508	2,082,508	1,736,139	(192,503)	803,253	18,141,627
MFS Value Fund	39,063,682	1,171,652	3,812,268	187,781	2,823,526	39,434,373
	$767,219,665	$38,293,973	$87,223,729	$7,088,362	$54,313,498	$779,691,769

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2040 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	751,938	—
MFS Emerging Markets Debt Local Currency Fund	396,498	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	336,636	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	55,833	32,552
MFS High Income Fund	896,084	—
MFS Inflation-Adjusted Bond Fund	878,459	—
MFS Institutional Money Market Portfolio	477,082	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	36,069	14,821
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	377,422	—
MFS Value Fund	372,402	—
	$4,578,423	$47,373

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$23,282,351	$488,505	$2,229,405	$367,533	$2,685,586	$24,594,570
MFS Blended Research Emerging Markets Equity Fund	4,288,960	146,308	710,016	88,344	284,586	4,098,182
MFS Blended Research Growth Equity Fund	24,851,959	925,042	3,865,463	1,115,382	3,149,176	26,176,096
MFS Blended Research International Equity Fund	51,915,878	819,655	5,561,124	622,161	3,916,291	51,712,861
MFS Blended Research Mid Cap Equity Fund	48,823,259	1,928,600	5,350,688	695,931	4,788,711	50,885,813
MFS Blended Research Small Cap Equity Fund	11,689,107	788,411	1,113,903	41,332	817,544	12,222,491
MFS Blended Research Value Equity Fund	27,079,160	1,141,033	2,247,722	121,250	2,038,447	28,132,168
MFS Commodity Strategy Fund	24,076,044	1,842,519	1,824,119	(338,652)	294,069	24,049,861
MFS Emerging Markets Debt Fund	5,427,498	1,091,155	370,638	(86,393)	245,480	6,307,102
MFS Emerging Markets Debt Local Currency Fund	3,577,977	763,829	270,963	(46,317)	103,774	4,128,300
MFS Emerging Markets Equity Fund	4,269,613	122,577	713,089	75,987	343,458	4,098,546
MFS Global Opportunistic Bond Fund	5,408,515	1,082,651	390,446	(57,972)	213,155	6,255,903
MFS Global Real Estate Fund	23,159,885	1,394,114	3,720,255	171,562	2,611,618	23,616,924
MFS Growth Fund	24,739,865	1,116,428	3,001,311	664,005	2,435,024	25,954,011
MFS High Income Fund	7,283,176	1,453,371	471,448	(55,607)	254,986	8,464,478
MFS Inflation-Adjusted Bond Fund	16,794,558	2,308,976	1,522,791	(259,075)	632,232	17,953,900
MFS Institutional Money Market Portfolio	12,013,472	6,122,105	6,267,895	(264)	1,356	11,868,774
MFS International Growth Fund	15,940,398	210,788	1,870,204	154,233	1,627,543	16,062,758
MFS International Intrinsic Value Fund	16,008,573	436,450	1,348,081	(54,439)	1,026,101	16,068,604
MFS International New Discovery Fund	16,783,978	588,045	1,986,719	39,589	1,014,772	16,439,665
MFS Mid Cap Growth Fund	24,061,425	1,097,786	1,650,769	24,264	1,588,127	25,120,833
MFS Mid Cap Value Fund	24,540,796	1,021,657	2,771,282	232,739	2,504,034	25,527,944
MFS New Discovery Fund	5,815,230	357,570	420,311	10,820	390,735	6,154,044
MFS New Discovery Value Fund	5,908,832	355,903	703,414	36,647	530,681	6,128,649
MFS Research Fund	23,201,527	658,965	1,876,478	146,578	2,368,652	24,499,244
MFS Research International Fund	19,428,709	557,777	1,456,696	64,649	1,021,152	19,615,591
MFS Total Return Bond Fund	10,093,749	1,471,679	1,102,614	(117,533)	479,680	10,824,961
MFS Value Fund	27,095,918	1,516,577	2,853,476	105,318	2,008,577	27,872,914
	$507,560,412	$31,808,476	$57,671,320	$3,762,072	$39,375,547	$524,835,187

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2045 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Debt Fund	218,581	—
MFS Emerging Markets Debt Local Currency Fund	115,386	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Opportunistic Bond Fund	97,809	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	39,969	23,303
MFS High Income Fund	260,366	—
MFS Inflation-Adjusted Bond Fund	430,901	—
MFS Institutional Money Market Portfolio	321,069	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	27,600	11,340
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	226,066	—
MFS Value Fund	263,235	—
	$2,000,982	$34,643

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2050 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$25,125,171	$446,966	$2,408,348	$355,502	$2,921,117	$26,440,408
MFS Blended Research Emerging Markets Equity Fund	5,643,363	204,490	765,566	74,174	408,544	5,565,005
MFS Blended Research Growth Equity Fund	27,769,882	1,081,479	4,135,865	1,009,809	3,732,667	29,457,972
MFS Blended Research International Equity Fund	60,924,123	1,234,583	6,317,835	573,152	4,707,906	61,121,929
MFS Blended Research Mid Cap Equity Fund	54,478,557	1,698,610	5,049,369	557,518	5,521,202	57,206,518
MFS Blended Research Small Cap Equity Fund	13,606,730	985,361	1,391,700	57,646	940,816	14,198,853
MFS Blended Research Value Equity Fund	30,148,806	1,166,450	2,376,660	121,418	2,270,912	31,330,926
MFS Commodity Strategy Fund	28,012,415	1,875,798	1,626,957	(504,228)	427,853	28,184,881
MFS Emerging Markets Equity Fund	5,608,895	148,546	732,939	62,528	481,051	5,568,081
MFS Global Real Estate Fund	27,137,965	1,367,550	4,154,861	160,321	3,037,052	27,548,027
MFS Growth Fund	27,669,553	1,311,373	3,358,175	680,447	2,763,342	29,066,540
MFS Inflation-Adjusted Bond Fund	13,270,373	1,552,124	1,449,954	(187,574)	479,863	13,664,832
MFS Institutional Money Market Portfolio	12,963,873	4,930,871	5,041,917	(319)	1,432	12,853,940
MFS International Growth Fund	19,155,240	238,686	2,004,696	118,754	1,998,247	19,506,231
MFS International Intrinsic Value Fund	19,149,819	730,200	1,617,726	(42,120)	1,200,406	19,420,579
MFS International New Discovery Fund	22,010,684	914,281	2,244,941	41,016	1,328,599	22,049,639
MFS Mid Cap Growth Fund	27,010,865	975,392	1,618,836	(2,063)	1,785,786	28,151,144
MFS Mid Cap Value Fund	27,481,889	844,019	2,834,647	211,115	2,820,908	28,523,284
MFS New Discovery Fund	6,776,407	405,296	492,254	12,394	455,717	7,157,560
MFS New Discovery Value Fund	6,861,085	398,175	791,092	39,645	617,074	7,124,887
MFS Research Fund	25,064,751	540,896	1,983,995	138,231	2,555,945	26,315,828
MFS Research International Fund	21,945,767	818,780	1,905,799	89,608	1,130,426	22,078,782
MFS Total Return Bond Fund	9,943,063	1,375,800	1,200,103	(113,698)	466,297	10,471,359
MFS Value Fund	30,220,506	1,572,392	3,166,514	114,291	2,218,408	30,959,083
	$547,979,782	$26,818,118	$58,670,749	$3,567,567	$44,271,570	$563,966,288

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2050 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	44,135	25,732
MFS Inflation-Adjusted Bond Fund	330,858	—
MFS Institutional Money Market Portfolio	344,352	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	31,261	12,845
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	218,382	—
MFS Value Fund	290,733	—
	$1,259,721	$38,577

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2055 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$16,403,509	$470,646	$1,799,486	$203,554	$1,945,410	$17,223,633
MFS Blended Research Emerging Markets Equity Fund	3,695,617	192,887	491,626	31,156	286,077	3,714,111
MFS Blended Research Growth Equity Fund	18,121,851	875,390	3,018,475	649,609	2,470,652	19,099,027
MFS Blended Research International Equity Fund	39,755,187	1,105,380	3,463,524	239,286	3,210,701	40,847,030
MFS Blended Research Mid Cap Equity Fund	35,612,338	1,419,115	3,796,958	333,923	3,667,391	37,235,809
MFS Blended Research Small Cap Equity Fund	8,885,478	682,719	916,332	26,434	626,181	9,304,480
MFS Blended Research Value Equity Fund	19,680,363	1,000,291	1,777,861	58,412	1,513,438	20,474,643
MFS Commodity Strategy Fund	18,434,623	1,597,740	1,400,850	(483,024)	447,238	18,595,727
MFS Emerging Markets Equity Fund	3,668,360	163,526	474,387	17,187	339,806	3,714,492
MFS Global Real Estate Fund	17,710,940	1,080,503	2,475,197	49,101	2,044,583	18,409,930
MFS Growth Fund	18,047,983	1,110,468	2,348,973	323,919	1,934,200	19,067,597
MFS Inflation-Adjusted Bond Fund	8,669,006	1,271,328	898,340	(159,645)	349,142	9,231,491
MFS Institutional Money Market Portfolio	8,454,120	3,004,784	3,037,758	(103)	922	8,421,965
MFS International Growth Fund	12,498,235	221,106	1,106,757	40,854	1,345,654	12,999,092
MFS International Intrinsic Value Fund	12,497,235	591,862	865,191	(134,971)	888,248	12,977,183
MFS International New Discovery Fund	14,373,324	773,987	1,259,583	(71,504)	965,791	14,782,015
MFS Mid Cap Growth Fund	17,619,873	972,576	1,175,939	(7,824)	1,179,524	18,588,210
MFS Mid Cap Value Fund	17,935,894	752,738	2,068,968	136,030	1,859,054	18,614,748
MFS New Discovery Fund	4,421,833	323,818	396,016	(12,643)	319,078	4,656,070
MFS New Discovery Value Fund	4,481,142	316,081	573,921	20,879	409,564	4,653,745
MFS Research Fund	16,359,269	574,917	1,487,304	69,897	1,696,433	17,213,212
MFS Research International Fund	14,322,871	709,652	1,047,091	25,969	764,790	14,776,191
MFS Total Return Bond Fund	6,491,058	1,185,646	743,288	(79,219)	307,667	7,161,864
MFS Value Fund	19,722,017	1,266,339	2,068,040	40,206	1,490,800	20,451,322
	$357,862,126	$21,663,499	$38,691,865	$1,317,483	$30,062,344	$372,213,587

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2055 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	29,276	17,068
MFS Inflation-Adjusted Bond Fund	217,998	—
MFS Institutional Money Market Portfolio	227,310	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	20,965	8,615
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	144,767	—
MFS Value Fund	192,121	—
	$832,437	$25,683

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2060 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$8,878,527	$479,198	$921,587	$63,843	$1,103,028	$9,603,009
MFS Blended Research Emerging Markets Equity Fund	1,962,390	208,682	335,454	16,024	157,357	2,008,999
MFS Blended Research Growth Equity Fund	9,823,647	650,674	1,520,851	177,096	1,514,408	10,644,974
MFS Blended Research International Equity Fund	21,368,026	1,627,584	2,597,084	111,499	1,764,569	22,274,594
MFS Blended Research Mid Cap Equity Fund	19,209,312	1,495,639	2,227,977	70,070	2,096,719	20,643,763
MFS Blended Research Small Cap Equity Fund	4,800,523	599,352	576,041	11,541	342,217	5,177,592
MFS Blended Research Value Equity Fund	10,600,697	1,017,598	1,097,937	16,227	837,720	11,374,305
MFS Commodity Strategy Fund	9,637,887	1,613,411	1,032,934	(283,319)	256,140	10,191,185
MFS Emerging Markets Equity Fund	1,963,085	211,386	360,724	11,211	185,438	2,010,396
MFS Global Real Estate Fund	9,625,899	1,089,914	1,738,852	(39,683)	1,189,274	10,126,552
MFS Growth Fund	9,810,297	803,367	1,289,521	107,102	1,119,027	10,550,272
MFS Inflation-Adjusted Bond Fund	4,645,899	968,357	628,695	(120,531)	223,382	5,088,412
MFS Institutional Money Market Portfolio	4,467,901	2,330,619	2,149,750	(69)	490	4,649,191
MFS International Growth Fund	6,746,491	484,293	895,905	27,321	728,100	7,090,300
MFS International Intrinsic Value Fund	6,733,969	692,332	718,372	(133,992)	541,619	7,115,556
MFS International New Discovery Fund	7,757,775	855,206	997,446	(91,076)	578,766	8,103,225
MFS Mid Cap Growth Fund	9,576,214	908,487	909,484	(9,844)	647,096	10,212,469
MFS Mid Cap Value Fund	9,665,948	796,597	1,197,804	39,720	1,041,964	10,346,425
MFS New Discovery Fund	2,397,748	287,627	251,482	(20,711)	189,304	2,602,486
MFS New Discovery Value Fund	2,411,586	295,988	346,723	5,973	228,383	2,595,207
MFS Research Fund	8,870,494	578,009	859,108	22,851	937,384	9,549,630
MFS Research International Fund	7,728,444	786,483	831,835	14,989	413,481	8,111,562
MFS Total Return Bond Fund	3,496,418	889,378	512,723	(47,933)	172,441	3,997,581
MFS Value Fund	10,621,334	1,191,265	1,365,387	18,893	813,965	11,280,070
	$192,800,511	$20,861,446	$25,363,676	$(32,798)	$17,082,272	$205,347,755

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2060 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	15,963	9,307
MFS Inflation-Adjusted Bond Fund	120,138	—
MFS Institutional Money Market Portfolio	124,482	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	11,501	4,726
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	79,403	—
MFS Value Fund	105,621	—
	$457,108	$14,033

Notes to Financial Statements (unaudited) - continued
	MFS Lifetime 2065 Fund
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Blended Research Core Equity Fund	$843,043	$330,729	$165,537	$2,399	$118,371	$1,129,005
MFS Blended Research Emerging Markets Equity Fund	184,410	80,796	36,930	789	16,324	245,389
MFS Blended Research Growth Equity Fund	934,078	367,127	232,927	6,569	167,912	1,242,759
MFS Blended Research International Equity Fund	2,007,781	906,514	392,358	7,434	178,320	2,707,691
MFS Blended Research Mid Cap Equity Fund	1,822,350	777,978	386,836	5,797	229,346	2,448,635
MFS Blended Research Small Cap Equity Fund	455,586	250,060	132,003	2,687	36,752	613,082
MFS Blended Research Value Equity Fund	1,003,057	453,963	191,040	2,150	89,833	1,357,963
MFS Commodity Strategy Fund	911,087	500,128	176,936	(3,335)	1,140	1,232,084
MFS Emerging Markets Equity Fund	184,252	79,671	38,178	950	18,864	245,559
MFS Global Real Estate Fund	912,373	437,722	238,407	2,407	108,676	1,222,771
MFS Growth Fund	933,984	401,539	218,072	3,614	120,200	1,241,265
MFS Inflation-Adjusted Bond Fund	439,719	284,596	111,859	(3,767)	11,821	620,510
MFS Institutional Money Market Portfolio	425,051	1,007,584	1,166,984	(8)	40	265,683
MFS International Growth Fund	638,532	269,190	123,303	1,852	73,724	859,995
MFS International Intrinsic Value Fund	638,262	316,043	133,459	1,644	37,665	860,155
MFS International New Discovery Fund	732,703	357,488	149,222	1,528	45,197	987,694
MFS Mid Cap Growth Fund	911,144	432,056	189,200	(1,266)	67,804	1,220,538
MFS Mid Cap Value Fund	912,491	405,907	205,532	3,386	112,373	1,228,625
MFS New Discovery Fund	227,781	116,767	56,871	742	17,948	306,367
MFS New Discovery Value Fund	227,871	114,619	61,160	1,759	23,998	307,087
MFS Research Fund	843,017	345,240	159,386	1,385	98,150	1,128,406
MFS Research International Fund	730,238	355,065	142,558	1,632	37,873	982,250
MFS Total Return Bond Fund	331,066	242,880	86,203	109	10,264	498,116
MFS Value Fund	1,003,602	477,071	206,817	2,165	83,177	1,359,198
	$18,253,478	$9,310,733	$5,001,778	$42,622	$1,705,772	$24,310,827

Notes to Financial Statements (unaudited) - continued
MFS Lifetime 2065 Fund - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Blended Research Core Equity Fund	$—	$—
MFS Blended Research Emerging Markets Equity Fund	—	—
MFS Blended Research Growth Equity Fund	—	—
MFS Blended Research International Equity Fund	—	—
MFS Blended Research Mid Cap Equity Fund	—	—
MFS Blended Research Small Cap Equity Fund	—	—
MFS Blended Research Value Equity Fund	—	—
MFS Commodity Strategy Fund	—	—
MFS Emerging Markets Equity Fund	—	—
MFS Global Real Estate Fund	—	—
MFS Growth Fund	1,657	966
MFS Inflation-Adjusted Bond Fund	12,961	—
MFS Institutional Money Market Portfolio	13,208	—
MFS International Growth Fund	—	—
MFS International Intrinsic Value Fund	—	—
MFS International New Discovery Fund	—	—
MFS Mid Cap Growth Fund	—	—
MFS Mid Cap Value Fund	—	—
MFS New Discovery Fund	—	—
MFS New Discovery Value Fund	1,135	467
MFS Research Fund	—	—
MFS Research International Fund	—	—
MFS Total Return Bond Fund	8,480	—
MFS Value Fund	11,639	—
	$49,080	$1,433

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.
There is nothing to report for this item for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.
This information is disclosed as part of the financial statements included in Item 7 above for MFS Lifetime Income Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime 2060 Fund, and MFS Lifetime 2065 Fund.
ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Board Review of Investment Advisory Agreement
The Investment Company Act of 1940 requires that both the full Board of Trustees and a majority of the non-interested (“independent”) Trustees, voting separately, annually approve the continuation of the Funds’ investment advisory agreements with MFS.  The Trustees consider matters bearing on the Funds and their advisory arrangements at their meetings throughout the year, including a review of performance data at each regular meeting.  In addition, the independent Trustees met several times over the course of three months beginning in May and ending in July, 2024 (“contract review meetings”) for the specific purpose of considering whether to approve the continuation of the investment advisory agreements for the Funds and the other investment companies that the Board oversees (the “MFS Funds”).  The independent Trustees were assisted in their evaluation of the Funds’ investment advisory agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from MFS during various contract review meetings.  The independent Trustees were also assisted in this process by an independent consultant who was retained by and reported to the independent Trustees.
In connection with their deliberations regarding the continuation of the investment advisory agreements, the Trustees, including the independent Trustees, considered such information and factors as they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant.  The investment advisory agreements for the Funds were considered separately, although the Trustees also took into account the common interests of all MFS Funds in their review.  As described below, the Trustees considered the nature, quality, and extent of the various investment advisory, administrative, and shareholder services performed by MFS under the existing investment advisory agreements and other arrangements with the Funds.
In connection with their contract review meetings, the Trustees received and relied upon materials that included, among other items: (i) information provided by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent third party, on the investment performance of the Funds for various time periods ended December 31, 2023 and the investment performance of a group of funds with substantially similar investment classifications/objectives (the “Broadridge performance universe”), (ii) information provided by Broadridge on the Funds’ fees and expenses and the fees and expenses of comparable funds identified by Broadridge as well as all other funds in the same investment classification/category (the “Broadridge expense group and universe”), (iii) information as to whether and to what extent applicable expense waivers and reimbursements are observed for the Funds, (iv) information regarding MFS’ financial results and financial condition, including MFS’ and certain of its affiliates’ estimated profitability from services performed for the Funds and the MFS Funds as a whole, and compared to MFS’ institutional business, (v) MFS’ views regarding the outlook for the mutual fund industry and the strategic business plans of MFS, (vi) descriptions of various functions performed by MFS for the Funds, such as compliance monitoring and portfolio trading practices, and (vii) information regarding the overall organization of MFS, including information about MFS’ senior management and other personnel providing investment advisory, administrative and other services to the Funds and the other MFS Funds.  The comparative performance, fee and expense information prepared and provided by Broadridge was not independently verified and the independent Trustees did not independently verify any information provided to them by MFS.
The Trustees’ conclusion as to the continuation of the investment advisory agreements was based on a comprehensive consideration of all information provided to the Trustees and not the result of any single factor.  Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, giving different weights to various factors.  It is also important to recognize that the fee arrangements for the Funds and other MFS Funds are the result of years of review and discussion between the independent Trustees and MFS, that certain aspects of such arrangements may receive greater scrutiny in some years than in others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements during the course of the year and in prior years.
MFS Lifetime Income Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods.  The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 3rd quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2025 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 4th quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 3rd quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2030 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 2nd quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2035 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 4th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2040 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2045 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2050 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.

Board Review of Investment Advisory Agreement - continued
MFS Lifetime 2055 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers).  The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2060 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over various time periods. The Trustees placed particular emphasis on the total return performance of the Fund’s Class I shares in comparison to the performance of funds in its Broadridge performance universe over the five-year period ended December 31, 2023, which the Trustees believed was a long enough period to reflect differing market conditions.  The total return performance of the Fund’s Class I shares was in the 1st quintile relative to the other funds in the universe for this five-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The total return performance of the Fund’s Class I shares was in the 5th quintile for the one-year period and the 1st quintile for the three-year period ended December 31, 2023 relative to the Broadridge performance universe.
MFS Lifetime 2065 Fund
Based on information provided by Broadridge and MFS, the Trustees reviewed the Fund’s total return investment performance as well as the Broadridge performance universe over the one-year period ended December 31, 2023. The total return performance of the Fund’s Class I shares was in the 5th quintile relative to the other funds in the universe for this one-year period (the 1st quintile being the best performers and the 5th quintile being the worst performers). The Fund commenced operations on September 1, 2021, and has a limited operating history and performance record; therefore, no performance data for the three- or five-year periods was available. Because of the passage of time, these performance results may differ from the performance results for more recent periods, including those shown elsewhere in this report.
General
Because of the passage of time, the performance results stated above may differ from the performance results for more recent periods, including those shown elsewhere in this report.
In the course of their deliberations, the Trustees took into account information provided by MFS in connection with the contract review meetings, as well as during investment review meetings conducted with portfolio management personnel during the course of the year regarding the Funds’ performance.  After reviewing these and related factors, the Trustees concluded, within the context of their overall conclusions regarding the investment advisory agreements, that they were satisfied with MFS’ responses and efforts relating to investment performance.
The Trustees considered that MFS does not charge any advisory fees for providing investment advisory services to the Funds, but that the Funds pay their pro rata share of the advisory fees paid by the underlying funds in which they invest (the “Underlying Funds”).
In assessing the reasonableness of the Funds’ expenses, the Trustees considered, among other information, the total expense ratios of the Funds’ Class I shares as a percentage of average daily net assets and the total expense ratios of the Broadridge expense groups based on information provided by Broadridge.  The Trustees considered that MFS currently observes an expense limitation for each Fund, which may not be changed without the Trustees’ approval. The Trustees also considered that, according to the data provided by Broadridge (which takes into account any expense limitations that were in effect during the Funds’ last fiscal year), the total expense ratio for MFS Lifetime Income Fund was lower than the Broadridge expense group median, the total expense ratio for each of MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2050 Fund and MFS Lifetime 2065 Fund was approximately at the Broadridge expense group median, and the total expense ratio for each of MFS Lifetime 2030 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2055 Fund and MFS Lifetime 2060 Fund was higher than the Broadridge expense group median.  Because the Funds do not pay advisory fees, the Trustees did not consider the extent to which economies of scale would be realized due to the Funds’ growth of assets, whether fee levels reflect economies of scale for the Funds’ shareholders, or the fees paid by similar funds to other investment advisers or by similar clients of MFS.
The Trustees also considered information prepared by MFS relating to MFS’ costs and profits with respect to the Funds, the MFS Funds considered as a group, and other investment companies and accounts advised by MFS, as well as MFS’ methodologies used to determine and allocate its costs to the MFS Funds, the Funds and other accounts and products for purposes of estimating profitability.

Board Review of Investment Advisory Agreement - continued
In addition, the Trustees considered MFS’ resources and related efforts to continue to retain, attract and motivate capable personnel to serve the Funds.  The Trustees also considered current and developing conditions in the financial services industry, including the presence of large and well-capitalized companies which are spending, and appear to be prepared to continue to spend, substantial sums to engage personnel and to provide services to competing investment companies.  In this regard, the Trustees also considered the financial resources of MFS and its ultimate parent, Sun Life Financial Inc.  The Trustees also considered the advantages and possible disadvantages to the Funds of having an adviser that also serves other investment companies as well as other accounts.
The Trustees also considered the nature, quality, cost, and extent of administrative, transfer agency, and distribution services provided to the Funds by MFS and its affiliates under agreements and plans other than the investment advisory agreements, including any 12b-1 fees the Funds pay to MFS Fund Distributors, Inc., an affiliate of MFS.  The Trustees also considered the nature, extent and quality of certain other services MFS performs or arranges for on the Funds’ or the Underlying Funds’ behalf, which may include securities lending programs, directed expense payment programs, class action recovery programs, and MFS’ interaction with third-party service providers, principally custodians and sub-custodians.  The Trustees concluded that the various non-advisory services provided by MFS and its affiliates on behalf of the Funds were satisfactory.
The Trustees considered so-called “fall-out benefits” to MFS such as reputational value derived from serving as investment manager to the MFS Funds.  The Trustees also considered that MFS discontinued its historic practice of obtaining investment research from portfolio brokerage commissions paid by certain MFS Funds effective January 2018, and directly pays or voluntarily reimburses a Fund, if applicable, for the costs of external research acquired through the use of the Fund’s portfolio brokerage commissions.
Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees, including the independent Trustees, concluded that the Funds’ investment advisory agreements with MFS should be continued for an additional one-year period, commencing August 1, 2024.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 16.  CONTROLS AND PROCEDURES.

  Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

  There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable to the Registrant.

ITEM 19.  EXHIBITS.

  Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not applicable.

  Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

  A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2):  Attached hereto as EX-99.302CERT.

  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

  Change in the registrant's independent public accountant.  Not applicable.

  If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit.  A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  MFS SERIES TRUST XII

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date:   December 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date:  December 20, 2024

By (Signature and Title)*

/S/ KASEY L. PHILLIPS

Kasey L. Phillips, Treasurer (Principal Financial Officer and Accounting Officer)

Date:  December 20, 2024

*  Print name and title of each signing officer under his or her signature.